SELIGMAN

                                    =======
                                    [PHOTO]
                                    =======


                                 MUNICIPAL FUND
                                  SERIES, INC.


--------------------------------------------------------------------------------
                  PROVIDING INCOME FREE FROM REGULAR INCOME TAX

                       SEPTEMBER 30, 1997 -- ANNUAL REPORT

================================================================================
OVER THE LONG TERM -- J. & W. SELIGMAN & CO. INCORPORATED
--------------------------------------------------------------------------------
TIME IS THE TEST

     In an industry that has changed dramatically in recent years, it's comforting to know that stability, tradition, and consistent professional service can still be found in an investment management firm.

     J. & W. Seligman & Co. Incorporated has been providing financial services for more than 130 years. From its beginning, Seligman has followed a long-term approach to making money for its clients, by managing investment products and providing services of the highest quality. Today, Seligman manages the Seligman Group of Funds, which offers investors more than 50 investment options.


A PLACE IN HISTORY

     Established in 1864, Seligman played a major role in the geographical expansion and industrial development of the United States. The firm helped finance the westward path of the railroads and the building of the Panama Canal. In the late 1800s and early 1900s, the firm was instrumental in financing the fledgling automobile and steel industries. Seligman also participated in the original underwritings for some of the nation's most prominent companies, including General Motors, Victor Talking Machine, United Artists Theater Circuit, and Maytag. In 1929, Seligman introduced Tri-Continental Corporation -- which today is the nation's largest diversified closed-end investment company. In 1930, Seligman began managing its first mutual fund, Broad Street Investing Co., now known as Seligman Common Stock Fund.

[PHOTO]
James, Jesse and Joseph Seligman

SELIGMAN MUNICIPAL FUND SERIES

     Seligman Municipal Fund Series, which commenced operations on December 30, 1983, is a series of a national and state-specific municipal bond funds that seeks to maximize income exempt from regular federal income taxes and from personal income taxes in the applicable state. This is done consistent with the preservation of capital and with consideration given to opportunities for capital gain by investing in investment grade municipal securities of the designated state, its political subdivisions, municipalities, and public authorities.

--------------------------------------------------------------------------------


TABLE OF CONTENTS

To the Shareholders .......................................................    1
Interview With Your Portfolio Manager .....................................    2
Performance Overview and Portfolio Summary ................................    4
Portfolios of Investments .................................................   18
Statements of Assets and Liabilities ......................................   38
Statements of Operations ..................................................   40
Statements of Changes in Net Assets .......................................   42
Notes to Financial Statements .............................................   46
Financial Highlights ......................................................   51
Report of Independent Auditors ............................................   58
Board of Directors ........................................................   59
Executive Officers and For More Information ...............................   60
Glossary of Financial Terms ...............................................   61

================================================================================
TO THE SHAREHOLDERS

     Seligman Municipal Fund Series posted strong results in its fiscal year ended September 30, 1997. The steady growth of the economy, combined with benign levels of inflation, reduced yields in the municipal bond market beginning in May. Bond prices rose, improving the Series' total returns as they continued to provide monthly income free from regular income tax. Additional information on the Series' investment results begins on page 4.

    Long-term municipal bond yields fluctuated within a narrow range during the Series' first quarter and into the early part of 1997. By March, yields began to rise in response to reports of strong economic growth and in anticipation of a Federal Reserve Board interest rate increase. After raising the federal funds rate to 5.50% from 5.25% on March 25, the Fed left rates unchanged. As economic growth continued without prompting a noticeable increase in inflation, the municipal bond market rallied from May to July, and then traded within a narrow range from August to September.

    The yield on the Bond Buyer 20-Bond General Obligation Index, a benchmark for the municipal market, ended the Series' fiscal year at 5.36% on September 30, 1997, significantly lower than its 12-month high of 5.88% on April 10, and only slightly higher than the July 31 low of 5.23%. The yield for the Bond Buyer 20-Bond General Obligation Index stood at 5.76% on September 30, 1996.

    While economic indicators have been mixed recently, the overall tone of the environment is good. Unemployment levels have remained historically low, consumer and producer prices have been fairly stable, consumer spending has been increasing at a reasonable rate, and orders for durable goods -- goods that have a life span of three or more years -- have been rising. This economic expansion has improved the financial well-being of municipalities and increased investor confidence in the municipal bond market.

    The next few months could be more challenging, given the recent volatility in the global equity markets and the business slowdown in Southeast Asia. Nevertheless, US economic reports remain positive overall. There are still a few areas where potential inflationary problems persist, particularly in the labor market. A significant increase in labor costs could prompt the Fed to become more restrictive and move interest rates up another notch, though this is a fading risk given recent international events. Nonetheless, the future prospects of both the municipal bond market and your Series remain positive. Supply and demand levels in the municipal market should remain favorable regardless of the short-term impact of any Fed move.

    We thank you for your continued interest in Seligman Municipal Fund Series, and look forward to serving your investment needs in the many years to come.

    A discussion with your Portfolio Manager, performance overviews, portfolio holdings, and financial statements follow this letter.

By order of the Board of Directors,



/s/William C. Morris
--------------------
William C. Morris
Chairman


                                                                /s/Brian T. Zino
                                                                ----------------
                                                                   Brian T. Zino
                                                                       President

October 31, 1997

================================================================================
INTERVIEW WITH YOUR PORTFOLIO MANAGER, THOMAS G. MOLES



Q. WHAT ECONOMIC FACTORS AFFECTED SELIGMAN MUNICIPAL FUND SERIES IN THE LAST 12 MONTHS?

A. A healthy economy and a stable rate of inflation would seem the best of all possible worlds. However, for much of the past year, the fixed-income markets were most heavily influenced by economic growth and whether or not inflation was an important risk factor. The longer the economic expansion endured, the more anxious some market participants became that rising inflation was just around the corner. The strong employment picture was of particular concern. While low unemployment resulted in scattered labor shortages, it did not translate into meaningfully higher wages. To date, wage pressures continue to be restrained, mainly due to productivity improvements and global competition. The market's reluctance to accept the premise that economic vigor and low inflation are not mutually exclusive has prevented long-term interest rates from falling to levels that would better reflect this remarkable economic environment.

Q. WHAT MARKET FACTORS AFFECTED SELIGMAN MUNICIPAL FUND SERIES IN THE LAST 12 MONTHS?

A. Seligman Municipal Fund Series ended its fiscal year on a positive note. During the past 12 months, long-term municipal yields, as measured by the Bond Buyer 20-Bond General Obligation Index, fluctuated within a narrow trading range. At September 30, 1997, yields were almost a half-point lower than at the beginning of the Series' fiscal year. The declining interest rate environment led to rising prices for the majority of the holdings and favorable performance results for each Series.

       Investor demand for municipal securities generally kept pace with supply, contributing to the relative stability of the municipal bond market. While new issue volume has increased modestly over the past several years, it has had a negligible impact on the total outstanding supply of municipal bonds due to a record number of bond calls and redemptions.

       Additionally, the extraordinary economic expansion, now in its seventh year, continued to improve credit trends for the nation's states, cities, and municipalities. Year-to-date, credit rating upgrades significantly outnumbered rating downgrades. Within the Seligman Municipal Fund Series, the overall credit quality of the portfolios improved as several of our holdings received upgraded ratings.

Q.   WHAT WAS YOUR INVESTMENT STRATEGY?

A. Consistent with our positive long-term interest rate outlook, new purchases were concentrated in longer maturity bonds. Generally, when there is a decline in yields, long-term bonds appreciate more in price than shorter-term bonds. Long-term bonds also offer significantly higher yields than shorter-term bonds, allowing us to improve the Series' yields. Further, given the market's short-term volatility, we sought to lessen the impact of temporary interest rate increases on the Series' net asset values without sacrificing future upside potential. To do this, we elected to purchase mostly current coupon bonds

--------------------------------------------------------------------------------

[PHOTO]



SELIGMAN MUNICIPALS TEAM: (FROM LEFT) AUDREY KUCHTYAK, THERESA BARION, DEBRA MCGUINNESS, (SEATED) EILEEN COMERFORD, THOMAS G. MOLES (PORTFOLIO MANAGER)


A TEAM APPROACH

Seligman Municipal Fund Series is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Fund's investment objective.

YOUR PORTFOLIO MANAGER

Thomas G. Moles is a Managing Director of J. & W. Seligman & Co. Incorporated, Vice President and Portfolio Manager of Seligman Municipal Fund Series and the other Seligman municipal mutual funds that include 19 separate portfolios, and President and Portfolio Manager of Seligman Select Municipal Fund and Seligman Quality Municipal Fund. He is responsible for more than $1.8 billion in municipal securities. Mr. Moles, with more than 25 years of experience, has spearheaded Seligman's municipal investment efforts since joining the firm in 1983.

--------------------------------------------------------------------------------

================================================================================
INTERVIEW WITH YOUR PORTFOLIO MANAGER, THOMAS G. MOLES


     (bonds with coupon rates at or near current market rates). Current coupon bonds are intrinsically less sensitive to changes in interest rates than lower coupon bonds of the same maturity.

       As each Series matures, older, callable portfolio holdings are approaching their optional call dates, resulting in increased reinvestment risk. (Callable bonds are bonds that are redeemable on specified dates and at specified prices -- prior to maturity -- at the option of the issuer.) In general, an open-end fund's income distributions will, over time, move toward current market levels as a result of portfolio activity, shareholder transactions, and bond calls and redemptions. In the past year, we focused on improving the Series' call protection by selling shorter-call bonds and replacing them with longer-call bonds, while attempting to minimize the impact on income distributions.


Q.   WHAT IS THE OUTLOOK?

A. While fixed-income market participants remain cautious, economic fundamentals point to a continuation of steady, moderate growth with low inflation. We, therefore, remain optimistic regarding the long-term prospects of the Series. Stable long-term interest rates, improving credit trends, and attractive real rates of return bode well for the performance of the municipal bond market going forward. We believe municipal bond funds will continue to play an important role in helping investors meet their investment goals. At Seligman, we have a straightforward approach to managing municipal bond funds. We invest for the long term, building diversified portfolios of quality bonds, and always work to provide our shareholders with competitive investment returns.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

     The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Fund Series Class A shares, with and without the initial 4.75% maximum sales charge, for the 10-year period ended September 30, 1997, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same period. The performance of each Series of Seligman Municipal Series Class D shares is not shown in the charts but is included in the table below each chart. It is important to keep in mind that the Lehman Index does not include any fees or sales charges, and does not reflect state-specific bond market performance. The table below each chart also includes relevant portfolio characteristics for each Series.

SELIGMAN NATIONAL MUNICIPAL SERIES


[The following table represents a chart in the printed report]


          NATIONAL SERIES CLASS A
           With           Without
DATE    Sales Charge    Sales Charge    Lehman Index
9/30/87  9,524.00       10,000.00       10,000.00
        10,008.10       10,507.83       10,447.00
        10,285.49       10,799.06       10,806.00
        10,664.83       11,197.34       11,015.00
9/30/88 11,089.49       11,643.21       11,297.00
        11,401.33       11,970.61       11,506.00
        11,507.16       12,081.74       11,582.00
        12,195.65       12,804.61       12,268.00
9/30/89 12,044.89       12,646.32       12,276.00
        12,520.97       13,146.16       12,747.00
        12,437.75       13,058.78       12,805.00
        12,763.55       13,400.85       13,104.00
9/30/90 12,538.88       13,164.96       13,112.00
        13,249.51       13,911.08       13,677.00
        13,478.50       14,151.50       13,987.00
        13,764.18       14,451.45       14,285.00
9/30/91 14,324.12       15,039.35       14,840.00
        14,769.65       15,507.11       15,339.00
        14,733.84       15,469.51       15,385.00
        15,321.40       16,086.40       15,969.00
9/30/92 15,590.42       16,368.87       16,393.00
        15,933.95       16,729.55       16,691.00
        16,740.94       17,576.83       17,310.00
        17,396.87       18,265.51       17,876.00
9/30/93 18,085.52       18,988.53       18,480.00
        18,180.05       19,087.79       18,739.00
        16,688.98       17,522.27       17,710.00
        16,790.00       17,628.33       17,907.00
9/30/94 16,670.32       17,502.67       18,029.00
        16,371.50       17,188.94       17,769.00
        17,721.92       18,606.79       19,025.00
        18,175.28       19,082.78       19,484.00
9/30/95 18,583.83       19,511.73       20,045.00
        19,662.64       20,644.40       20,871.00
        19,236.14       20,196.61       20,618.00
        19,366.26       20,333.23       20,777.00
9/30/96 19,878.93       20,871.50       21,255.00
        20,317.67       21,332.15       21,797.00
        20,203.20       21,211.96       21,747.00
        20,972.25       22,019.41       22,497.00
9/30/97 21,747.93       22,833.81       23,177.00



The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
With Sales Charge                       2.54%              4.26%               5.85%               8.08%                 n/a
Without Sales Charge                    7.65               9.40                6.88                8.61                  n/a

CLASS D*
With 1% CDSL                            6.31               7.56                 n/a                 n/a                  n/a
Without CDSL                            7.31               8.56                 n/a                 n/a                 3.71%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#





NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $8.01       $7.63        $7.70            CLASS A       $0.393                  --               4.31%
CLASS D                  8.02        7.63         7.70            CLASS D        0.324                  --               3.63


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        75%                          Aaa/AAA                35%          Baa/BBB                   3%
General Obligation Bonds             25                           Aa/AA                  39           Non-Rated                 3
                                                                  A/A                    20
WEIGHTED AVERAGE MATURITY            24.2 years



------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN COLORADO MUNICIPAL SERIES

[The following table represents a chart in the printed report]

          COLORADO SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,522      10,000      10,000
            10,114      10,621      10,447
            10,485      11,011      10,806
            10,733      11,272      11,015
9/30/88     11,064      11,619      11,297
            11,395      11,967      11,506
            11,515      12,093      11,582
            12,162      12,772      12,268
9/30/89     12,136      12,745      12,276
            12,539      13,168      12,747
            12,463      13,089      12,805
            12,755      13,395      13,104
9/30/90     12,668      13,303      13,112
            13,172      13,833      13,677
            13,392      14,063      13,987
            13,635      14,319      14,285
9/30/91     14,080      14,786      14,840
            14,410      15,132      15,339
            14,378      15,099      15,385
            14,854      15,599      15,969
9/30/92     15,170      15,931      16,393
            15,515      16,293      16,691
            16,030      16,834      17,310
            16,544      17,374      17,876
9/30/93     17,072      17,928      18,480
            17,239      18,104      18,739
            16,399      17,221      17,710
            16,545      17,375      17,907
9/30/94     16,574      17,405      18,029
            16,355      17,175      17,769
            17,393      18,265      19,025
            17,692      18,579      19,484
9/30/95     17,992      18,894      20,045
            18,639      19,574      20,871
            18,418      19,342      20,618
            18,607      19,540      20,777
9/30/96     18,847      19,793      21,255
            19,270      20,237      21,797
            19,245      20,210      21,747
            19,757      20,748      22,497
9/30/97     20,223      21,237      23,177




The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
With Sales Charge                       0.10%              2.24%               4.88%               7.30%                 n/a
Without Sales Charge                    5.08               7.30                5.92                7.82                  n/a

CLASS D*
With 1% CDSL                            3.76               5.34                 n/a                 n/a                  n/a
Without CDSL                            4.76               6.34                 n/a                 n/a                 3.09%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#



NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $7.42       $7.24        $7.27            CLASS A       $0.368                  --               3.90%
CLASS D                  7.42        7.23         7.27            CLASS D        0.301                  --               3.20


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        77%                          Aaa/AAA                53%
General Obligation Bonds             23                           Aa/AA                  32
                                                                  A/A                    11
WEIGHTED AVERAGE MATURITY            18.9 years                   Baa/BBB                 4



------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN GEORGIA MUNICIPAL SERIES

[The following table represents a chart in the printed report]

           GEORGIA SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,530      10,000      10,000
            10,195      10,698      10,447
            10,561      11,082      10,806
            10,846      11,381      11,015
9/30/88     11,198      11,751      11,297
            11,585      12,156      11,506
            11,693      12,270      11,582
            12,386      12,996      12,268
9/30/89     12,335      12,943      12,276
            12,729      13,356      12,747
            12,729      13,356      12,805
            13,011      13,653      13,104
9/30/90     12,974      13,614      13,112
            13,621      14,293      13,677
            13,870      14,554      13,987
            14,149      14,847      14,285
9/30/91     14,700      15,425      14,840
            15,116      15,861      15,339
            15,106      15,851      15,385
            15,721      16,496      15,969
9/30/92     16,118      16,912      16,393
            16,476      17,289      16,691
            16,954      17,790      17,310
            17,528      18,392      17,876
9/30/93     18,367      19,273      18,480
            18,487      19,399      18,739
            17,226      18,075      17,710
            17,332      18,186      17,907
9/30/94     17,354      18,209      18,029
            17,075      17,917      17,769
            18,391      19,298      19,025
            18,944      19,878      19,484
9/30/95     19,377      20,332      20,045
            20,347      21,350      20,871
            19,928      20,910      20,618
            20,105      21,097      20,777
9/30/96     20,649      21,667      21,255
            21,133      22,175      21,797
            20,956      21,989      21,747
            21,763      22,836      22,497
9/30/97     22,434      23,541      23,177




The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
WITH SALES CHARGE                       1.94%              3.52%               5.81%               8.42%                 n/a
Without Sales Charge                    7.06               8.65                6.84                8.94                  n/a

CLASS D*
With 1% CDSL                            5.43               6.67                 n/a                 n/a                  n/a
Without CDSL                            6.43               7.67                 n/a                 n/a                 4.19%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#



NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $8.12       $7.77        $7.87            CLASS A       $0.383                  $0.028           4.13%
CLASS D                  8.13        7.79         7.88            CLASS D        0.312                   0.028           3.44


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        66%                          Aaa/AAA                42%
General Obligation Bonds             34                           Aa/AA                  35
                                                                  A/A                    18
WEIGHTED AVERAGE MATURITY            20.2 years                   Baa/BBB                 5


------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN LOUISIANA MUNICIPAL SERIES

[The following table represents a chart in the printed report]

          LOUISIANA SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,521      10,000      10,000
            10,033      10,537      10,447
            10,355      10,876      10,806
            10,573      11,104      11,015
9/30/88     10,920      11,469      11,297
            11,160      11,721      11,506
            11,293      11,861      11,582
            11,903      12,502      12,268
9/30/89     11,907      12,505      12,276
            12,291      12,909      12,747
            12,293      12,911      12,805
            12,595      13,228      13,104
9/30/90     12,526      13,156      13,112
            13,135      13,795      13,677
            13,411      14,085      13,987
            13,690      14,378      14,285
9/30/91     14,216      14,931      14,840
            14,630      15,366      15,339
            14,613      15,348      15,385
            15,214      15,979      15,969
9/30/92     15,514      16,294      16,393
            15,776      16,569      16,691
            16,377      17,200      17,310
            16,872      17,720      17,876
9/30/93     17,391      18,265      18,480
            17,582      18,466      18,739
            16,636      17,472      17,710
            16,707      17,547      17,907
9/30/94     16,724      17,565      18,029
            16,548      17,379      17,769
            17,635      18,522      19,025
            17,982      18,886      19,484
9/30/95     18,446      19,373      20,045
            19,377      20,351      20,871
            19,062      20,021      20,618
            19,124      20,085      20,777
9/30/96     19,612      20,598      21,255
            20,053      21,061      21,797
            20,031      21,039      21,747
            20,697      21,737      22,497
9/30/97     21,214      22,280      23,177





The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
With Sales Charge                       0.87%              3.00%               5.42%               7.81%                 n/a
Without Sales Charge                    5.90               8.17                6.46                8.34                  n/a

CLASS D*
With 1% CDSL                            4.30               6.07                 n/a                 n/a                  n/a
Without CDSL                            5.30               7.07                 n/a                 n/a                 3.94%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#



NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $8.28       $8.02        $8.16            CLASS A       $0.414                  $0.108           4.28%
CLASS D                  8.27        8.02         8.16            CLASS D        0.341                   0.108           3.60


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        77%                          Aaa/AAA                79%
General Obligation Bonds             23                           Aa/AA                  13
                                                                  A/A                     6
WEIGHTED AVERAGE MATURITY            18.9 years                   Baa/BBB                 2



------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN MARYLAND MUNICIPAL SERIES

[The following table represents a chart in the printed report]

          MARYLAND SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,528      10,000      10,000
            10,157      10,659      10,447
            10,448      10,965      10,806
            10,684      11,213      11,015
9/30/88     11,027      11,573      11,297
            11,296      11,855      11,506
            11,430      11,995      11,582
            12,098      12,697      12,268
9/30/89     12,067      12,665      12,276
            12,481      13,099      12,747
            12,450      13,066      12,805
            12,711      13,340      13,104
9/30/90     12,607      13,231      13,112
            13,249      13,905      13,677
            13,467      14,134      13,987
            13,712      14,390      14,285
9/30/91     14,278      14,985      14,840
            14,636      15,360      15,339
            14,684      15,411      15,385
            15,215      15,968      15,969
9/30/92     15,585      16,356      16,393
            15,842      16,626      16,691
            16,429      17,242      17,310
            16,995      17,836      17,876
9/30/93     17,646      18,520      18,480
            17,732      18,610      18,739
            16,794      17,625      17,710
            16,897      17,734      17,907
9/30/94     16,926      17,764      18,029
            16,761      17,591      17,769
            17,927      18,814      19,025
            18,325      19,232      19,484
9/30/95     18,771      19,700      20,045
            19,584      20,553      20,871
            19,246      20,198      20,618
            19,471      20,435      20,777
9/30/96     19,897      20,881      21,255
            20,301      21,306      21,797
            20,168      21,166      21,747
            20,816      21,846      22,497
9/30/97     21,416      22,476      23,177




The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
With Sales Charge                       1.17%              2.51%               5.52%               7.91%                 n/a
Without Sales Charge                    6.19               7.64                6.56                8.44                  n/a

CLASS D*
With 1% CDSL                            4.71               5.80                 n/a                 n/a                  n/a
Without CDSL                            5.71               6.80                 n/a                 n/a                 3.97%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#



NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $8.14       $7.86        $7.99            CLASS A       $0.399                  $0.042           4.23%
CLASS D                  8.15        7.87         7.99            CLASS D        0.327                   0.042           3.55


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        81%                          Aaa/AAA                31%
General Obligation Bonds             19                           Aa/AA                  44
                                                                  A/A                    23
WEIGHTED AVERAGE MATURITY            22.1 years                   Baa/BBB                 2



------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN MASSACHUSETTS MUNICIPAL SERIES

[The following table represents a chart in the printed report]

          MASSACHUSETTS SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,524      10,000      10,000
            10,069      10,573      10,447
            10,464      10,987      10,806
            10,707      11,243      11,015
9/30/88     10,967      11,515      11,297
            11,187      11,747      11,506
            11,244      11,806      11,582
            11,909      12,505      12,268
9/30/89     11,864      12,457      12,276
            12,157      12,765      12,747
            12,154      12,761      12,805
            12,406      13,027      13,104
9/30/90     12,158      12,766      13,112
            12,816      13,456      13,677
            13,198      13,858      13,987
            13,506      14,181      14,285
9/30/91     14,084      14,788      14,840
            14,478      15,202      15,339
            14,559      15,287      15,385
            15,110      15,865      15,969
9/30/92     15,458      16,230      16,393
            15,792      16,582      16,691
            16,361      17,179      17,310
            16,952      17,799      17,876
9/30/93     17,494      18,369      18,480
            17,612      18,493      18,739
            16,786      17,625      17,710
            16,924      17,770      17,907
9/30/94     16,980      17,829      18,029
            16,832      17,673      17,769
            17,869      18,763      19,025
            18,203      19,113      19,484
9/30/95     18,607      19,537      20,045
            19,390      20,359      20,871
            19,054      20,007      20,618
            19,258      20,221      20,777
9/30/96     19,717      20,703      21,255
            20,192      21,202      21,797
            20,033      21,034      21,747
            20,713      21,748      22,497
9/30/97     21,316      22,382      23,177




The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
With Sales Charge                       1.40%              2.99%               5.61%               7.86%                 n/a
Without Sales Charge                    6.41               8.11                6.64                8.39                  n/a

CLASS D*
With 1% CDSL                            4.94               6.29                 n/a                 n/a                  n/a
Without CDSL                            5.94               7.29                 n/a                 n/a                 4.02%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#



NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $7.99       $7.70        $7.85            CLASS A       $0.398                  $0.077           4.33%
CLASS D                  7.99        7.70         7.84            CLASS D        0.327                   0.077           3.65


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        84%                          Aaa/AAA                52%          Baa/BBB                   4%
General Obligation Bonds             16                           Aa/AA                  27           Non-Rated                 3
                                                                  A/A                    14
WEIGHTED AVERAGE MATURITY            21.4 years




------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN MICHIGAN MUNICIPAL SERIES

[The following table represents a chart in the printed report]


          MICHIGAN SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,529      10,000      10,000
            10,078      10,577      10,447
            10,440      10,957      10,806
            10,725      11,255      11,015
9/30/88     11,051      11,598      11,297
            11,331      11,892      11,506
            11,448      12,015      11,582
            12,168      12,770      12,268
9/30/89     12,146      12,747      12,276
            12,545      13,165      12,747
            12,536      13,156      12,805
            12,833      13,468      13,104
9/30/90     12,701      13,329      13,112
            13,279      13,935      13,677
            13,554      14,224      13,987
            13,852      14,537      14,285
9/30/91     14,395      15,107      14,840
            14,873      15,609      15,339
            14,901      15,638      15,385
            15,504      16,271      15,969
9/30/92     15,913      16,700      16,393
            16,258      17,062      16,691
            16,810      17,641      17,310
            17,426      18,288      17,876
9/30/93     17,977      18,867      18,480
            18,125      19,021      18,739
            17,286      18,141      17,710
            17,385      18,245      17,907
9/30/94     17,456      18,320      18,029
            17,248      18,101      17,769
            18,382      19,292      19,025
            18,699      19,624      19,484
9/30/95     19,124      20,070      20,045
            19,970      20,958      20,871
            19,647      20,619      20,618
            19,795      20,774      20,777
9/30/96     20,302      21,307      21,255
            20,716      21,741      21,797
            20,636      21,657      21,747
            21,358      22,415      22,497
9/30/97     21,958      23,044      23,177



The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
With Sales Charge                       1.39%              3.04%               5.62%               8.18%                 n/a
Without Sales Charge                    6.41               8.16                6.65                8.71                  n/a

CLASS D*
With 1% CDSL                            4.81               6.19                 n/a                 n/a                  n/a
Without CDSL                            5.81               7.19                 n/a                 n/a                 3.98%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#



NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $8.60       $8.29        $8.46            CLASS A       $0.434                  $0.091           4.34%
CLASS D                  8.59        8.29         8.45            CLASS D        0.358                   0.091           3.67


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        80%                          Aaa/AAA                52%          Baa/BBB                   --
General Obligation Bonds             20                           Aa/AA                  24           Non-Rated                 2%
                                                                  A/A                    22
WEIGHTED AVERAGE MATURITY            21.2 years




------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN MINNESOTA MUNICIPAL SERIES

[The following table represents a chart in the printed report]

          MINNESOTA SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,519      10,000      10,000
             9,973      10,478      10,447
            10,352      10,875      10,806
            10,593      11,129      11,015
9/30/88     10,924      11,476      11,297
            11,193      11,759      11,506
            11,244      11,812      11,582
            11,920      12,523      12,268
9/30/89     11,834      12,433      12,276
            12,300      12,922      12,747
            12,304      12,926      12,805
            12,584      13,220      13,104
9/30/90     12,519      13,152      13,112
            13,103      13,765      13,677
            13,273      13,944      13,987
            13,518      14,202      14,285
9/30/91     13,908      14,612      14,840
            14,089      14,801      15,339
            14,238      14,958      15,385
            14,672      15,414      15,969
9/30/92     14,981      15,738      16,393
            15,170      15,937      16,691
            15,794      16,592      17,310
            16,390      17,219      17,876
9/30/93     16,937      17,794      18,480
            17,216      18,087      18,739
            16,660      17,502      17,710
            16,778      17,627      17,907
9/30/94     16,957      17,815      18,029
            16,779      17,628      17,769
            17,618      18,509      19,025
            17,945      18,852      19,484
9/30/95     18,247      19,170      20,045
            18,693      19,638      20,871
            18,470      19,404      20,618
            18,623      19,564      20,777
9/30/96     18,975      19,935      21,255
            19,327      20,304      21,797
            19,321      20,298      21,747
            19,783      20,784      22,497
9/30/97     20,274      21,299      23,177



The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
With Sales Charge                       0.05%              1.81%               5.22%               7.32%                 n/a
Without Sales Charge                    4.93               6.85                6.24                7.85                  n/a

CLASS D*
With 1% CDSL                            3.46               4.89                 n/a                 n/a                  n/a
Without CDSL                            4.46               5.89                 n/a                 n/a                 3.29%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#



NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $7.79       $7.62        $7.68            CLASS A       $0.401                     --            4.11%
CLASS D                  7.79        7.62         7.68            CLASS D        0.332                     --            3.42


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        46%                          Aaa/AAA                42%
General Obligation Bonds             54                           Aa/AA                  38
                                                                  A/A                    20
WEIGHTED AVERAGE MATURITY            16.5 years



------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN MISSOURI MUNICIPAL SERIES

[The following table represents a chart in the printed report]

          MISSOURI SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,522      10,000      10,000
            10,205      10,718      10,447
            10,576      11,107      10,806
            10,853      11,398      11,015
9/30/88     11,115      11,674      11,297
            11,476      12,053      11,506
            11,533      12,112      11,582
            12,197      12,809      12,268
9/30/89     12,153      12,763      12,276
            12,560      13,191      12,747
            12,553      13,183      12,805
            12,884      13,532      13,104
9/30/90     12,817      13,461      13,112
            13,430      14,105      13,677
            13,691      14,378      13,987
            14,011      14,714      14,285
9/30/91     14,562      15,293      14,840
            14,957      15,708      15,339
            14,960      15,712      15,385
            15,517      16,297      15,969
9/30/92     15,708      16,497      16,393
            16,041      16,847      16,691
            16,587      17,421      17,310
            17,165      18,027      17,876
9/30/93     17,777      18,670      18,480
            17,871      18,768      18,739
            16,779      17,622      17,710
            16,875      17,723      17,907
9/30/94     16,915      17,765      18,029
            16,742      17,583      17,769
            17,965      18,867      19,025
            18,293      19,212      19,484
9/30/95     18,720      19,661      20,045
            19,579      20,563      20,871
            19,195      20,159      20,618
            19,417      20,392      20,777
9/30/96     19,893      20,893      21,255
            20,306      21,326      21,797
            20,153      21,165      21,747
            20,813      21,858      22,497
9/30/97     21,425      22,501      23,177



The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
With Sales Charge                       1.21%              2.64%               5.37%               7.92%                 n/a
Without Sales Charge                    6.31               7.70                6.40                8.45                  n/a

CLASS D*
With 1% CDSL                            4.83               5.60                 n/a                 n/a                  n/a
Without CDSL                            5.83               6.60                 n/a                 n/a                 3.71%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#



NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $7.82       $7.54        $7.71            CLASS A       $0.379                  $0.084           4.03%
CLASS D                  7.82        7.54         7.72            CLASS D        0.309                   0.084           3.31


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        83%                          Aaa/AAA                46%
General Obligation Bonds             17                           Aa/AA                  36
                                                                  A/A                    18
WEIGHTED AVERAGE MATURITY            18.2 years



------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN NEW YORK MUNICIPAL SERIES

[The following table represents a chart in the printed report]

          NEW YORK SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,529      10,000      10,000
            10,095      10,594      10,447
            10,374      10,887      10,806
            10,588      11,112      11,015
9/30/88     10,933      11,474      11,297
            11,247      11,804      11,506
            11,288      11,847      11,582
            12,015      12,609      12,268
9/30/89     11,955      12,546      12,276
            12,304      12,912      12,747
            12,173      12,775      12,805
            12,524      13,144      13,104
9/30/90     12,336      12,946      13,112
            12,817      13,451      13,677
            13,115      13,763      13,987
            13,454      14,120      14,285
9/30/91     14,132      14,831      14,840
            14,551      15,270      15,339
            14,572      15,292      15,385
            15,246      16,000      15,969
9/30/92     15,517      16,285      16,393
            15,905      16,692      16,691
            16,642      17,465      17,310
            17,269      18,123      17,876
9/30/93     17,885      18,769      18,480
            18,015      18,905      18,739
            16,823      17,655      17,710
            16,937      17,775      17,907
9/30/94     16,924      17,761      18,029
            16,586      17,406      17,769
            17,934      18,821      19,025
            18,318      19,224      19,484
9/30/95     18,775      19,703      20,045
            19,788      20,767      20,871
            19,405      20,364      20,618
            19,568      20,536      20,777
9/30/96     20,083      21,076      21,255
            20,547      21,563      21,797
            20,391      21,400      21,747
            21,131      22,176      22,497
9/30/97     21,981      23,068      23,177




The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
With Sales Charge                       2.71%              4.23%               6.16%               8.19%                 n/a
Without Sales Charge                    7.80               9.45                7.21                8.72                  n/a

CLASS D*
With 1% CDSL                            6.31               7.60                 n/a                 n/a                  n/a
Without CDSL                            7.31               8.60                 n/a                 n/a                 4.27%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#



NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $8.28       $7.88        $7.98            CLASS A       $0.410                  $0.021           4.23%
CLASS D                  8.29        7.89         7.98            CLASS D        0.337                   0.021           3.54


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        83%                          Aaa/AAA                49%
General Obligation Bonds             17                           Aa/AA                   5
                                                                  A/A                    26
WEIGHTED AVERAGE MATURITY            23.2 years                   Baa/BBB                20



------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN OHIO MUNICIPAL SERIES

[The following table represents a chart in the printed report]

          OHIO SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,523      10,000      10,000
            10,042      10,545      10,447
            10,426      10,949      10,806
            10,758      11,298      11,015
9/30/88     11,024      11,576      11,297
            11,283      11,848      11,506
            11,420      11,992      11,582
            12,011      12,613      12,268
9/30/89     11,971      12,571      12,276
            12,404      13,026      12,747
            12,437      13,061      12,805
            12,693      13,329      13,104
9/30/90     12,654      13,288      13,112
            13,220      13,883      13,677
            13,467      14,142      13,987
            13,755      14,445      14,285
9/30/91     14,293      15,010      14,840
            14,716      15,454      15,339
            14,757      15,497      15,385
            15,337      16,106      15,969
9/30/92     15,676      16,462      16,393
            15,957      16,757      16,691
            16,528      17,356      17,310
            17,113      17,971      17,876
9/30/93     17,685      18,572      18,480
            17,814      18,707      18,739
            16,943      17,793      17,710
            17,120      17,979      17,907
9/30/94     17,140      17,999      18,029
            16,940      17,790      17,769
            18,036      18,940      19,025
            18,396      19,318      19,484
9/30/95     18,783      19,725      20,045
            19,520      20,499      20,871
            19,205      20,168      20,618
            19,418      20,391      20,777
9/30/96     19,849      20,845      21,255
            20,257      21,273      21,797
            20,165      21,176      21,747
            20,766      21,807      22,497
9/30/97     21,346      22,417      23,177




The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
With Sales Charge                       0.78%              2.48%               5.35%               7.88%                 n/a
Without Sales Charge                    5.86               7.54                6.37                8.41                  n/a

CLASS D*
With 1% CDSL                            4.37               5.57                 n/a                 n/a                  n/a
Without CDSL                            5.37               6.57                 n/a                 n/a                 3.84%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#



NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $8.19       $7.94        $8.09            CLASS A       $0.419                  $0.070           4.24%
CLASS D                  8.23        7.98         8.13            CLASS D        0.348                   0.070           3.56


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        75%                          Aaa/AAA                67%          Baa/BBB                   3%
General Obligation Bonds             25                           Aa/AA                  19           Non-Rated                 3
                                                                  A/A                     8
WEIGHTED AVERAGE MATURITY            19.1 years



------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN OREGON MUNICIPAL SERIES

[The following table represents a chart in the printed report]

          OREGON SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,525      10,000      10,000
            10,126      10,631      10,447
            10,486      11,009      10,806
            10,865      11,408      11,015
9/30/88     11,229      11,789      11,297
            11,561      12,139      11,506
            11,643      12,225      11,582
            12,399      13,018      12,268
9/30/89     12,346      12,962      12,276
            12,769      13,406      12,747
            12,719      13,353      12,805
            13,060      13,712      13,104
9/30/90     12,962      13,609      13,112
            13,598      14,276      13,677
            13,879      14,572      13,987
            14,171      14,878      14,285
9/30/91     14,680      15,413      14,840
            15,069      15,821      15,339
            15,117      15,872      15,385
            15,582      16,360      15,969
9/30/92     15,906      16,700      16,393
            16,241      17,052      16,691
            16,737      17,573      17,310
            17,288      18,151      17,876
9/30/93     17,848      18,739      18,480
            18,012      18,911      18,739
            17,205      18,064      17,710
            17,355      18,221      17,907
9/30/94     17,424      18,293      18,029
            17,189      18,048      17,769
            18,246      19,157      19,025
            18,609      19,538      19,484
9/30/95     19,000      19,949      20,045
            19,690      20,673      20,871
            19,385      20,352      20,618
            19,591      20,568      20,777
9/30/96     20,002      21,001      21,255
            20,439      21,460      21,797
            20,391      21,409      21,747
            21,027      22,076      22,497
9/30/97     21,722      22,806      23,177




The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                        AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                       CLASS D
                                        SIX                ONE                FIVE                10               SINCE INCEPTION
                                      MONTHS              YEAR                YEARS              YEARS                 2/1/94
                                    ----------           ------              -------            -------          -------------------
CLASS A*
With Sales Charge                       1.43%              3.46%               5.40%               8.07%                 n/a
Without Sales Charge                    6.53               8.60                6.43                8.59                  n/a

CLASS D*
With 1% CDSL                            5.19               6.77                 n/a                 n/a                  n/a
Without CDSL                            6.19               7.77                 n/a                 n/a                 4.01%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#



NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $7.87       $7.57        $7.65            CLASS A       $0.376                  $0.041           4.27%
CLASS D                  7.87        7.56         7.64            CLASS D        0.306                   0.041           3.58


HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        71%                          Aaa/AAA                42%
General Obligation Bonds             29                           Aa/AA                  26
                                                                  A/A                    22
WEIGHTED AVERAGE MATURITY            19.2 years                   Baa/BBB                10



------------------
See footnotes on page 16.

================================================================================
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY


SELIGMAN SOUTH CAROLINA MUNICIPAL SERIES

[The following table represents a chart in the printed report]

          SOUTH CAROLINA SERIES CLASS A
             With        Without
         Sales Charge  Sales Charge Lehman Index
9/30/87      9,529      10,000      10,000
            10,135      10,637      10,447
            10,478      10,996      10,806
            10,727      11,257      11,015
9/30/88     11,070      11,618      11,297
            11,398      11,961      11,506
            11,458      12,025      11,582
            12,195      12,799      12,268
9/30/89     12,112      12,711      12,276
            12,606      13,230      12,747
            12,558      13,179      12,805
            12,863      13,499      13,104
9/30/90     12,654      13,280      13,112
            13,364      14,025      13,677
            13,624      14,298      13,987
            13,910      14,599      14,285
9/30/91     14,419      15,133      14,840
            14,903      15,641      15,339
            14,970      15,711      15,385
            15,539      16,308      15,969
9/30/92     15,872      16,658      16,393
            16,154      16,953      16,691
            16,693      17,519      17,310
            17,262      18,116      17,876
9/30/93     17,860      18,744      18,480
            18,045      18,938      18,739
            16,930      17,768      17,710
            17,031      17,874      17,907
9/30/94     17,035      17,878      18,029
            16,836      17,669      17,769
            18,053      18,946      19,025
            18,428      19,340      19,484
9/30/95     18,856      19,789      20,045
            19,808      20,788      20,871
            19,428      20,389      20,618
            19,637      20,608      20,777
9/30/96     20,143      21,139      21,255
            20,586      21,605      21,797
            20,431      21,441      21,747
            21,142      22,188      22,497
9/30/97     21,752      22,828      23,177





The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                                                                       AVERAGE ANNUAL
                                                          -------------------------------------------------------------------------
                                                                                                                      CLASS D
                                        SIX                 ONE                FIVE                10             SINCE INCEPTION
                                      MONTHS               YEAR                YEARS              YEARS               2/1/94
                                    ----------            ------              -------            -------        -------------------
CLASS A*
With Sales Charge                       1.43%              2.89%               5.47%               8.08%                 n/a
Without Sales Charge                    6.47               7.99                6.51                8.60                  n/a

CLASS D*
With 1% CDSL                            4.98               6.15                 n/a                 n/a                  n/a
Without CDSL                            5.98               7.15                 n/a                 n/a                 3.97%

LEHMAN INDEX**                          6.57               9.03                7.17                8.77                 5.64#


NET ASSET VALUE                                                   DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                  FOR PERIODS ENDED SEPTEMBER 30, 1997

                       9/30/97     3/31/97      9/30/96                        DIVIDENDS+          CAPITAL GAIN+        SEC YIELD++
                       -------     -------      -------                      ------------         ---------------      -----------
CLASS A                 $8.16       $7.86        $8.07            CLASS A       $0.404                  $0.125           4.18%
CLASS D                  8.16        7.86         8.06            CLASS D        0.332                   0.125           3.49

HOLDINGS BY MARKET SECTOR(O)                                      MOODY'S/S&P RATINGS(O)
Revenue Bonds                        82%                          Aaa/AAA                64%
General Obligation Bonds             18                           Aa/AA                   8
                                                                  A/A                    26
WEIGHTED AVERAGE MATURITY            18.3 years                   Baa/BBB                 2



---------------

 * Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales load ("CDSL"), charged only on redemptions made within one year of the date after purchase. No adjustment was made to the performance of Class A shares for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of eachSeries' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.

** The Lehman Index is an unmanaged index that does not include any fees or sales charges, and does not reflect state-specific bond market performance. Investors cannot invest directly in an index.

 # From 1/31/94.

 + Repesents per share amount paid or declared for the year ended September 30, 1997.

++ Current yield,  representing the annualized yield for the 30-day period ended
   September 30, 1997, has been computed in accordance with SEC regulations and will vary.

(O)Percentages  based on  current  market  values of  long-term holdings.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997

NATIONAL SERIES

                           FACE                                                               RATINGS+          MARKET
 STATE                    AMOUNT                 MUNICIPAL BONDS                             MOODY'S/S&P         VALUE
--------                -----------              ---------------                             -----------        -------
ALASKA-- 4.9%            $5,000,000   Valdez Marine Terminal Rev.
                                        (BP Pipeline Inc. Project),
                                         5 1/2% due 10/1/2028 .............................    Aa2/AA        $ 4,912,400

CALIFORNIA-- 2.8%         2,500,000   San Joaquin Hills Transportation
                                         Corridor Agency Rev.(Orange County
                                         Senior Lien Toll Road),
                                         6 3/4% due 1/1/2032 ..............................    NR/NR           2,833,875

FLORIDA-- 2.7%            2,750,000   Jacksonville Electric Authority
                                         (Electric System Rev.),
                                         5 1/4% due 10/1/2028 .............................    Aa1/AA          2,676,162

ILLINOIS-- 12.3%          3,000,000   Chicago Water Rev., 5 1/2% due 11/1/2022 ............    Aaa/AAA         2,991,750

                          1,000,000   Illinois Health Facilities Authority Rev.
                                         (Northwestern MemorialHospital),
                                         6.10% due 8/15/2014 ..............................    Aa2/AA          1,058,160


                          1,250,000   Illinois Health Facilities Authority Rev.
                                          (Edward Hospital Project), 6% due 2/15/2019 .....    A2/A+           1,271,275

                          2,500,000   Illinois Health Facilities Authority Rev.
                                         (Northwestern Memorial
                                         Hospital), 6% due 8/15/2024 ......................    Aa2/AA          2,586,675

                          4,000,000   Regional Transportation Authority GOs
                                         (Cook, DuPage, Kane, Lake, McHenry,
                                         and Will Counties), 5.85% due 6/1/2023 ...........    Aaa/AAA         4,365,240

KENTUCKY-- 2.1%           1,880,000   Trimble County Pollution Control Rev.
                                         (Louisville Gas & Electric Co. Project),
                                         7 5/8% due 11/1/2020* ............................    Aa2/AA-         2,066,628

MASSA-                    2,000,000   Massachusetts Health &Education Facilities
CHUSETTS-- 2.2%                          Authority Rev. (Amherst College),
                                        6.80% due 11/1/2021 ...............................    Aa1/AA+         2,178,100

MICHIGAN-- 2.4%           2,250,000   Michigan State Strategic Fund Pollution
                                         Control Rev. (General Motors Corp.),
                                         6.20% due 9/1/2020 ...............................    A3/A-           2,366,415

MISSOURI-- 5.2%           5,000,000   St. Louis Industrial Development Authority
                                         Pollution Control Rev. (Anheuser-Busch
                                         Companies, Inc. Project),
                                         5 7/8% due 11/1/2026* ............................    A1/A+           5,141,450

NEW YORK-- 3.8%           2,485,000   New York City GOs, 7 1/4% due 8/15/2024 .............    Baa1/BBB+       2,703,258
                          1,015,000   New York City GOs, 7 1/4% due 8/15/2024 .............    Aaa/BBB+        1,126,498


SOUTH                     2,000,000   Oconee County Pollution Control Rev.
CAROLINA-- 2.1%                          (Duke Power Company  Project),
                                         7 1/2% due 2/1/2017 ..............................    Aa2/AA-         2,131,960

SOUTH                     6,000,000   South Dakota Housing Development Authority Rev.
DAKOTA-- 6.2%                            (Homeownership Mortgage), 6.15% due 5/1/2026* ....    Aa1/AAA         6,130,740

TEXAS-- 22.6%             3,700,000   Harris County Health Facilities Development
                                         Corp. Hospital Rev. (St. Luke's
                                         Episcopal Hospital Project),
                                         6 3/4% due 2/15/2021 .............................    Aa3/AAA         4,073,774

                          2,000,000   Harris County Health Facilities Development
                                         Corp. SCH Health Care System Rev.
                                         (Sisters of Charity of the Incarnate Word),
                                         7.10% due 7/1/2021 ...............................    Aa3/AA          2,232,000

                          2,000,000   Harris County Health Facilities Development
                                         Corp. SCH Health Care System Rev.
                                         (Sisters of Charity of the Incarnate Word),
                                         5 3/4% due 7/1/2027 ..............................    Aa3/AA          2,049,640

                          5,000,000   Potter County Industrial Development Corp.
                                         Pollution Control Rev. (Southwestern
                                         Public Service Company Project),
                                         5 3/4% due 9/1/2016 ..............................    Aaa/AAA         5,230,950

                          2,500,000   San Antonio Electric & Gas Rev.,
                                         5 1/2% due 2/1/2020 ..............................    Aa1/AA          2,522,900

-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997


NATIONAL SERIES (CONTINUED)

                           FACE                                                               RATINGS+          MARKET
 STATE                    AMOUNT                 MUNICIPAL BONDS                             MOODY'S/S&P         VALUE
--------                -----------              ---------------                             -----------        -------
TEXAS (CONTINUED)        $2,000,000   Texas State Turnpike Authority Rev.
                                         (Dallas North Thruway--Addison Airport
                                         Toll Tunnel Project), 6 3/4% due 1/1/2015 ........    Aaa/AAA       $ 2,263,340

                          2,605,000   Texas Veterans' Housing Assistance GOs,
                                         6.80% due 12/1/2023* .............................    Aa2/AA          2,760,154

                          1,340,000   Travis County Housing Finance Corporation
                                         (Single Family Mortgage Rev.),
                                          6.95% due 10/1/2027 .............................    NR/AAA          1,437,203

VIRGINIA-- 5.2%           5,000,000   Fairfax County Industrial Development
                                         Authority Health Care Rev. (Inova
                                         Health System Project), 6% due 8/15/2026 .........    Aa2/AA          5,202,200

WASHINGTON-- 13.1%        4,325,000   King County GOs, 6 1/8% due 1/1/2033 ................    Aaa/AAA         4,550,289

                          3,000,000   Port Seattle Rev., 5 1/2% due 9/1/2021 ..............    Aaa/AAA         2,991,930

                          5,520,000   Seattle Water System Rev., 5 5/8% due 8/1/2026 ......    Aaa/AAA         5,569,404

WISCONSIN-- 6.4%          6,000,000   LaCrosse Resource Recovery Rev.
                                         (Northern States Power Company
                                         Project), 6% due 11/1/2021* ......................    A2/AA-          6,376,680

WYOMING-- 4.2%            4,000,000   Sweetwater County Pollution Control Rev.
                                         (Idaho Power Company Project),
                                          6.05% due 7/15/2026 .............................    A3/A            4,140,640
                                                                                                             -----------
TOTAL MUNICIPAL BONDS (Cost $92,747,742)-- 98.2% ....................................................         97,941,690
OTHER ASSETS LESS LIABILITIES-- 1.8% ................................................................          1,818,580
                                                                                                             -----------
NET ASSETS-- 100.0% .................................................................................        $99,760,270
                                                                                                             ===========


COLORADO SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 3,000,000    Adams County, CO Pollution Control Rev. (Public Service Co.
                   of Colorado Project), 5 7/8% due 4/1/2014 ..................................         Aaa/AAA         $  3,143,340

  1,500,000    Colorado Association of School Boards Lease Purchase
                   Finance Program Certificates of Participation (Pueblo School
                   District No. 60), 7 1/4% due 12/1/2009 .....................................         Aaa/AAA            1,614,840

  2,000,000    Colorado Health Facilities Authority Rev. (Sisters of Charity
                   Health Care Systems, Inc.),
                   6% due 5/15/2013 ...........................................................         Aaa/AAA            2,066,760

  3,000,000    Colorado Health Facilities Authority Rev.
                   (North Colorado Medical Center), 6% due 5/15/2020 ..........................         Aaa/AAA            3,126,300

  2,085,000    Colorado Housing Finance Authority (Single Family Housing Rev.),
                   5.85% due 11/1/2015 ........................................................         Aa1/AA+            2,142,421

    195,000    Colorado Housing Finance Authority (Single Family Residential Housing Rev.),
                   8% due 3/1/2017 ............................................................         Aa1/NR               198,249

  2,250,000    Colorado Springs, CO Utilities Rev., 6 1/8% due 11/15/2020 .....................         Aa2/AA             2,364,075

    105,000    Colorado Water Resources & Power Development Authority (Clean Water Bonds Rev.),
                   6 7/8% due 9/1/2011 ........................................................         Aa2/AA+              115,103

  2,000,000    Colorado Water Resources & Power Development Authority (Clean Water Bonds Rev.),
                   6% due 9/1/2014 ............................................................         Aa2/AA             2,122,500


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



COLORADO SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
 $1,000,000    Colorado Water Resources & Power Development Authority
                   (Clean Water Bonds Rev.), 6.30% due 9/1/2014 ...............................         Aa2/AA          $  1,083,580

  2,000,000    Denver, CO City & County (St. Anthony Hospital Systems Rev.),
                   7 3/4% due 5/1/2014 ........................................................         Aaa/AAA            2,135,060

  2,500,000    Denver, CO City & County (Sisters of Charity of Leavenworth Health
                   Services Corporation), 5% due 12/1/2023 ....................................         Aa3/AA             2,350,550

  2,000,000    Denver, CO City &County Department of Aviation Airport System Rev.,
                   5 1/2% due 11/15/2025 ......................................................         Aaa/AAA            1,994,180

  2,250,000    Denver, CO City & County Excise Tax Rev., 6 1/2% due 9/1/2014 ..................         Aaa/AAA            2,346,502

  1,985,000    Fort Collins, CO GOs Water Bonds, 6 3/8% due 12/1/2012 .........................         Aa2/AA             2,159,084

  2,500,000    Fort Collins Pollution Control Rev. (Anheuser-Busch Project),
                   6% due 9/1/2031 ............................................................         A1/A+              2,591,550

  3,000,000   Fountain Valley Authority, Co Water Treatment Rev.,
                   6.80% due 12/1/2019 ........................................................         AA/AA              3,262,470

  1,895,000    Northglenn, CO Joint Water & Wastewater Utility,
                   6.80% due 12/1/2008 ........................................................         Aaa/NR             2,100,380

  2,500,000    Platte River Power Authority, CO Power Rev.,
                   6 1/8% due 6/1/2014 ........................................................         Aa3/A+             2,638,800

  1,750,000    Pueblo County, CO Single Family Mortgage Rev.,
                   7.05% due 11/1/2027 ........................................................         NR/AAA             1,863,278

  2,000,000    Puerto Rico Highway & Transportation Authority Highway Rev.,
                   5 1/2% due 7/1/2036 ........................................................         Baa1/A             2,006,800

  3,000,000    University of Colorado Hospital Authority Hospital Rev.,
                   6.40% due 11/15/2022 .......................................................         Aaa/AAA            3,272,670

  2,000,000    Westminster, CO (Adams & Jefferson Counties) Sales & Use Tax Rev.,
                   7% due 12/1/2008 ...........................................................         Aaa/AAA            2,178,200
                                                                                                                         -----------
TOTAL MUNICIPAL BONDS (Cost $45,749,567)-- 97.7% ....................................................                     48,876,692
VARIABLE RATE DEMAND NOTES (Cost $300,000)-- 0.6% ...................................................                        300,000
OTHER ASSETS LESS LIABILITIES-- 1.7% ................................................................                        841,400
                                                                                                                         -----------
NET ASSETS-- 100.0% .................................................................................                    $50,018,092
                                                                                                                         ===========


GEORGIA SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 2,000,000    Atlanta, GA Water & Sewer Rev., 5 1/4% due 1/1/2027 ............................         Aaa/AAA         $  1,953,080

  1,000,000    Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                   (Anheuser-Busch), 7.40% due 11/1/2010* .....................................         A1/A+              1,217,380

  2,000,000    Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                   (Anheuser-Busch), 6 3/4% due 2/1/2012* .....................................         A1/A+              2,185,720

  3,000,000    Chatham County, GA School District GOs, 5 1/2% due 8/1/2020 ....................         Aaa/AAA            3,007,320

    750,000    Chatham County Hospital Authority, GA Rev. (Memorial Medical Center, Inc.),
                   7% due 1/1/2021 ............................................................         Aaa/AAA              826,507

  2,000,000    Columbia County, GA School District GOs,
                   6 1/4% due 4/1/2013 ........................................................         Aaa/AAA            2,189,740

-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997




GEORGIA SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 1,000,000    Columbia County, GA Water & Sewerage Rev., 6 1/4% due 6/1/2012 .................         Aaa/AAA         $  1,082,390

  1,000,000    DeKalb County, GA GOs, 5 1/4% due 1/1/2020 .....................................         Aa1/AA+              985,720

  1,000,000    DeKalb County, GA Water & Sewerage Rev., 7% due 10/1/2014 ......................         Aaa/AA             1,098,560

  2,000,000    DeKalb County, GA Water & Sewerage Rev., 5 1/4% due 10/1/2023 ..................         Aa/AA              1,969,320

    700,000    DeKalb Private Hospital Authority, GA Rev.
                   (Emory University Project), 6 3/4% due 4/1/2017 ............................         Aa1/AA               769,321

    300,000    DeKalb Private Hospital Authority, GA Rev. (Emory University
                   Project), 7% due 4/1/2021 ..................................................         Aa1/AA               332,130

  1,000,000    Fayette County, GA School District GOs,
                   6 1/8% due 3/1/2015 ........................................................         Aa/A+              1,067,990

  3,000,000    Fulton County, GA School District GOS,
                   5 5/8% DUE 1/1/2021 ........................................................         AA3/AA             3,046,200

  2,975,000    Georgia Housing & Finance Authority Rev. (Single Family Mortgage),
                   5 1/4% due 12/1/2020 .......................................................         Aa2/AA+            2,874,237

  2,500,000    Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project),
                   6.40% due 7/1/2014 .........................................................         NR/A-              2,686,025

  1,000,000    Georgia State GOs, 5 3/4% due 2/1/2011 .........................................         Aaa/AAA            1,046,280

  1,750,000    Glynn-Brunswick Memorial Hospital Authority Rev. (Southeast Georgia Health
                   Systems Project), 6% due 8/1/2016 ..........................................         Aaa/AAA            1,857,275

  1,000,000    Gwinnett County, GA School District GOs, 6.40% due 2/1/2012 ....................         Aa1/AA+            1,150,870

  1,500,000    Henry County School District, GA GOs, 6.45% due 8/1/2011 .......................         A1/A+              1,711,980

  1,000,000    Metropolitan Atlanta Rapid Transit Authority,
                   GA Sales Tax Rev., 7 1/4% due 7/1/2010 .....................................         A1/AA-             1,042,730

    500,000    Metropolitan Atlanta Rapid Transit Authority,
                   GA Sales Tax Rev., 6 1/4% due 7/1/2018 .....................................         A1/AA-               559,980

  2,000,000    Monroe County, GA Development Authority Pollution Control Rev.
                   (Georgia Power Company Plant-- Scherer Project), 6% due 7/1/2025 ...........         Aaa/AAA            2,084,360

  2,500,000    Peachtree City, GAWater &Sewerage Authority Sewer System Rev.,
                   5.60% due 3/1/2027 .........................................................         Aa3/AA             2,554,925

  2,500,000    Private Colleges & Universities Authority, GA (Spelman College Project),
                   6.20% due 6/1/2014 .........................................................         Aaa/AAA            2,722,000

  1,500,000    Private Colleges & Universities Authority, GA (Mercer University Project),
                   6 1/2% due 11/1/2015 .......................................................         Aaa/AAA            1,746,075

  3,000,000    Private Colleges & Universities Authority, GA (Agnes Scott College Project),
                   5 5/8% due 6/1/2023 ........................................................         Aa3/AA-            3,039,810

  1,500,000    Puerto Rico Highway & Transportation Authority Highway Rev.,
                   5 1/2% due 7/1/2026 ........................................................         Baa1/A             1,495,560

  1,000,000    Puerto Rico Highway & Transportation Authority Highway Rev.,
                   5 1/2% due 7/1/2036 ........................................................         Baa1/A             1,003,400

  2,000,000    Savannah, GA Airport Rev., 6 1/4% due 1/1/2015* ................................         Aaa/AAA            2,110,680
                                                                                                                         -----------
TOTAL MUNICIPAL BONDS (Cost $48,301,223)-- 96.5% .....................................................                    51,417,565
VARIABLE RATE DEMAND NOTES (Cost $1,000,000)-- 1.9% ..................................................                     1,000,000
OTHER ASSETS LESS LIABILITIES-- 1.6% .................................................................                       836,449
                                                                                                                         -----------
NET ASSETS-- 100.0% ..................................................................................                   $53,254,014
                                                                                                                         ===========


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



LOUISIANA SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 1,055,000    Alexandria, LA Utilities Rev., 5.30% due 5/1/2013 ..............................         Aaa/AAA         $  1,058,576

  3,000,000    Bastrop, LA Industrial Development Board Pollution Control Rev.
                   (International Paper Company Project), 6.90% due 3/1/2007 ..................         A3/A-              3,296,700

  2,500,000    Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project),
                   5 3/4% due 12/1/2026* ......................................................         Aa3/AA-            2,524,400

  2,420,000    East Baton Rouge Parish, LA Mortgage Finance Authority
                   (Single Family Mortgage Rev.), 5.40% due 10/1/2025 .........................         Aaa/NR             2,365,356

  1,000,000    East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
                   7 1/4% due 2/1/2009 ........................................................         Aaa/AAA            1,057,140

  3,000,000    East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
                   5.90% due 2/1/2018 .........................................................         Aaa/AAA            3,148,740

  2,000,000    Houma, LA Utilities Rev., 6 1/4% due 1/1/2012 ..................................         Aaa/AAA            2,149,280

  2,000,000    Jefferson Parish, LA Home Mortgage Authority
                   (Single Family Mortgage Rev.), 6% due 12/1/2024* ...........................         Aa/NR              2,026,840

  2,495,000    Louisiana Housing Finance Agency Mortgage Rev. (Single Family),
                   6.45% due 6/1/2027* ........................................................         Aaa/AAA            2,593,727

  2,500,000    Louisiana Public Facilities Authority Hospital Rev.
                   (Our Lady of Lourdes Regional Medical Center
                   Project), 6.45% due 2/1/2022 ...............................................         Aaa/AAA            2,706,150

  2,500,000    Louisiana Public Facilities Authority Rev. (Loyola University Project),
                   5 5/8% due 10/1/2016 .......................................................         Aaa/AAA            2,571,475

  2,500,000   Louisiana Public Facilities Authority Rev. (Sisters of Mercy
                   Health System, St. Louis, Inc.), 7 3/8% due 6/1/2019 .......................         Aaa/AA+            2,683,675

  3,000,000    Louisiana Public Facilities Authority Rev. (Tulane University),
                   5 3/4% due 2/15/2021 .......................................................         Aaa/AAA            3,077,640

  3,000,000    Louisiana State GOs, 6 1/2% due 5/1/2011 .......................................         Aaa/AAA            3,293,610

  2,000,000    Louisiana State University & Agricultural & Mechanical College
                   Auxiliary Rev., 5 3/4% due 7/1/2014 ........................................         Aaa/AAA            2,074,960

  2,500,000    Ouachita Parish, LAHospital Service District Rev.
                   (Glenwood Regional Medical Center), 5 3/4% due 5/15/2021 ...................         Aaa/AAA            2,579,175

    190,000    Ouachita Parish, LA Industrial Development Rev. (International Paper Company),
                   6 1/2% due 4/1/2006 ........................................................         NR/NR                190,137

  2,500,000    Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil
                   Corporation Project), 5.90% due 11/1/2026* .................................         Aa2/AA             2,576,400

  1,250,000    Saint Charles Parish, LA Environmental Improvement Rev.
                   (Louisiana Power and Light Company Project), 6.20% due 5/1/2023* ...........         Baa2/BBB           1,282,063

  2,960,000    Saint Charles Parish, LA Waterworks & Wastewater District Utility Rev.,
                   7.15% due 7/1/2016 .........................................................         Aaa/AAA            3,287,672

  1,555,000    Shreveport, LA GOs, 7 1/2% due 4/1/2006 ........................................         Aaa/AAA            1,696,474

  1,750,000    Shreveport, LA Water & Sewer Rev., 7 1/8% due 12/1/2014 ........................         Aaa/AAA            1,794,643


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



LOUISIANA SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 2,050,000    Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.),
                   7 1/4% due 12/1/2010 .......................................................         Aaa/AAA         $  2,354,486

  2,500,000    Tangipahoa Parish, LA Hospital Service District No. 1 Rev.
                   (Northoaks Medical Center), 6 1/4% due 2/1/2024 ............................         Aaa/AAA            2,672,050
                                                                                                                         -----------
TOTAL MUNICIPAL BONDS (Cost $51,697,171)-- 97.1% ....................................................                     55,061,369
VARIABLE RATE DEMAND NOTES (COST $500,000)-- 0.9% ...................................................                        500,000
OTHER ASSETS LESS LIABILITIES-- 2.0% ................................................................                      1,146,242
                                                                                                                         -----------
NET ASSETS-- 100.0% .................................................................................                    $56,707,611
                                                                                                                         ===========


MARYLAND SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 3,000,000    Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric
                   Company Project), 6% due 4/1/2024 ..........................................         A2/A            $  3,097,710

  2,000,000    Baltimore, MD Consolidated Public Improvement GOs,
                   6 3/8% due 10/15/2006 ......................................................         Aaa/AAA            2,268,060

  2,500,000    Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project),
                   6 1/2% due 10/1/2011 .......................................................         Aa3/AA-            2,724,975

  2,000,000    Baltimore, MD Project and Refunding Rev. (Water Projects),
                   5 1/2% due 7/1/2026 ........................................................         Aaa/AAA            2,014,340

  2,000,000    Howard County, MD Metropolitan District Project GOs,
                   5 1/2% due 8/15/2022 .......................................................         Aaa/AA+            2,016,380

  2,000,000    Maryland Community Development Administration Dept. of Housing & Community
                   Development (Multi-Family Housing), 7.70% due 5/15/2020* ...................         Aa/NR              2,122,560

  2,465,000    Maryland Community Development Administration Dept. of Housing & Community
                   Development (Single Family Program), 6.80% due 4/1/2024* ...................         Aa/NR              2,616,326

  2,500,000    Maryland Community Development Administration Dept. of Housing & Community
                   Development (Residential Rev.), 5 7/8% due 9/1/2025* .......................         AA2/NR             2,527,850

  2,500,000    Maryland Community Development Administration Dept. of Housing & Community
                   Development (Multi-Family Housing), 6.70% due 5/15/2027 ....................         Aa/NR              2,619,300

  2,710,000    Maryland Health & Higher Educational Facilities Authority Rev.
                   (Good Samaritan Hospital), 5 3/4% due 7/1/2019 .............................         A1/A               2,786,449

  3,000,000    Maryland Health & Higher Educational Facilities Authority Rev.
                   (Johns Hopkins University), 7 1/2% due 7/1/2020 ............................         Aa2/AA-            3,135,540

  2,000,000    Maryland Health & Higher Educational Facilities Authority Rev.
                   (Suburban Hospital), 5 1/8% due 7/1/2021 ...................................         A1/A+              1,952,860

  2,750,000    Maryland Health & Higher Educational Facilities Authority Rev.
                   (Ann Arundel Medical Center), 5% due 7/1/2023 ..............................         Aaa/AAA            2,619,760

  2,500,000    Maryland Health & Higher Educational Facilities Authority Rev.
                   (Francis Scott Key Medical Center), 5% due 7/1/2023 ........................         Aaa/AAA            2,381,600

  2,000,000    Maryland Health &Higher Educational Facilities Authority Rev.
                   (Mercy Medical Center), 5 3/4% due 7/1/2026 ................................         Aaa/AAA            2,056,340


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



MARYLAND SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 1,000,000    Maryland National Capital Park & Planning Commission GOs
                   (Prince George's County), 6.90% due 7/1/2010 ...............................         Aa2/AA          $  1,089,440

  2,000,000    Maryland Transportation Authority Rev. (Baltimore/Washington International
                   Airport Project), 6 1/4% due 7/1/2014* .....................................         Aaa/AAA            2,143,060

  2,500,000    Maryland Transportation Authority Rev. Transportation Facilities Projects,
                   5 3/4% due 7/1/2015 ........................................................         A1/A+              2,563,350

  1,000,000    Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                   6.70% due 9/1/2013 .........................................................         Aaa/AAA            1,106,810

  1,000,000    Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                   7.10% due 9/1/2013 .........................................................         Aaa/AAA            1,121,130

    450,000    Montgomery County, MD Housing Opportunities Commission (Single Family
                   Mortgage Rev.), 7 3/8% due 7/1/2017 ........................................         Aa2/NR               470,966

  1,500,000    Montgomery County, MD Housing Opportunities Commission Rev.,
                   6.20% due 7/1/2026* ........................................................         Aa2/NR             1,547,340

  2,000,000    Northeast Maryland Waste Disposal Authority Solid Waste Rev.
                   (Montgomery County Resource Recovery Project),
                   6.30% due 7/1/2016* ........................................................         A/NR               2,113,880

  1,000,000    Puerto Rico Highway & Transportation Authority Highway Rev.,
                   5 1/2% due 7/1/2036 ........................................................         BAA1/A             1,003,400

     35,000    Puerto Rico Housing Finance Corporation (Single Family
                   Mortgage Rev. Portfolio 1), 7.80% due 10/15/2021 ...........................         Aaa/AAA               35,871

    630,000    Puerto Rico Housing Finance Corporation (Single Family Mortgage
                   Rev. Portfolio 1-C), 6.85% due 10/15/2023 ..................................         Aaa/AAA              665,545

  2,500,000    Washington Suburban Sanitary District, MD, 6 1/2% due 1/1/2016 .................         Aa1/AA             2,732,725
                                                                                                                         -----------
TOTAL MUNICIPAL BONDS (Cost $50,452,075)-- 98.0% ....................................................                     53,533,567
OTHER ASSETS LESS LIABILITIES-- 2.0% ................................................................                      1,077,988
                                                                                                                         -----------
NET ASSETS-- 100.0% .................................................................................                    $54,611,555
                                                                                                                         ===========


MASSACHUSETTS SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 5,000,000    Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019 .........         A2/A            $  5,025,800

  3,000,000    Boston, MA Water & Sewer Commission General Rev., 7.10% due 11/1/2019 ..........         Aaa/AAA            3,240,270

  5,000,000    Massachusetts Bay Transportation Authority General Transportation System,
                   5 5/8% due 3/1/2026 ........................................................         A1/A+              5,033,050

  1,505,000    Massachusetts Education Loan Authority Education Loan Rev., 8% due 6/1/2002 ....         NR/AAA             1,533,384

  3,000,000    Massachusetts Health & Educational Facilities Authority Rev.
                   (Daughters of Charity National Health Systems--Carney
                   Hospital), 6% due 7/1/2009 .................................................         Aa2/AA+            3,151,680

  2,500,000    Massachusetts Health & Educational Facilities Authority Rev.
                   (Daughters of Charity National Health Systems--Carney Hospital),
                   6.10% due 7/1/2014 .........................................................         Aa2/AA+            2,645,550

  5,000,000    Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley
                   Hospital), 6% due 7/1/2018 .................................................         Aaa/AAA            5,251,750



-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997


MASSACHUSETTS SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 3,295,000    Massachusetts Health & Educational Facilities Authority Rev. (Tufts University),
                   7.40% due 8/1/2018 .........................................................         Aaa/A+          $  3,456,422

    705,000    Massachusetts Health & Educational Facilities Authority Rev. (Tufts University),
                   7.40% due 8/1/2018 .........................................................         A1/A+                737,684

  3,500,000    Massachusetts Health &Educational Facilities Authority Rev. (Williams College),
                   5 3/4% due 7/1/2019 ........................................................         Aa1/AA             3,598,595

 2,500,000    Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University),
                   8 1/8% due 7/1/2020 ........................................................         NR/NR              2,784,800

  5,100,000    Massachusetts Health & Educational Facilities Authority Rev. (SmithCollege),
                   5 3/4% due 7/1/2024 ........................................................         Aa2/AA-            5,190,678

  5,000,000    Massachusetts Health &Educational Facilities Authority Rev. (Partners Healthcare
                   System), 5 3/8% due 7/1/2024 ...............................................         Aaa/AAA            4,912,500

  7,500,000    Massachusetts Health & Educational Facilities Authority Rev.
                   (Harvard University), 5 5/8% due 11/1/2028 .................................         Aaa/AAA            7,635,375

  4,705,000    Massachusetts Housing Finance Agency Rev. (Single Family Housing),
                   7.30% due 6/1/2014 .........................................................         Aa/A+              4,806,110

  3,500,000    Massachusetts Industrial Finance Agency Rev. (Phillips Academy),
                   5 3/8% due 9/1/2023 ........................................................         Aa1/AA+            3,463,600

  3,000,000    Massachusetts Industrial Finance Agency Rev. (College of The Holy Cross),
                   5 5/8% due 3/1/2026 ........................................................         Aaa/AAA            3,045,930

  3,000,000    Massachusetts Industrial Finance Agency Rev. (Suffolk University),
                   5 1/4% due 7/1/2027 ........................................................         Aaa/AAA            2,924,820

  2,000,000    Massachusetts Industrial Finance Agency Electric Utility Rev.
                   (Nantucket Electric Company Project), 5 7/8% due 7/1/2017* .................         Aaa/AAA            2,082,340

  3,000,000    Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project),
                   5 3/4% due 7/1/2039* .......................................................         Aaa/AAA            3,022,650

  2,500,000    Massachusetts Special Obligation Rev. (Highway Improvement Loan),
                   5.80% due 6/1/2014 .........................................................         Aa3/AA             2,713,200

  5,000,000    Massachusetts State Consolidated Loan GOs, 5 1/8% due 11/1/2013 ................         Aaa/AAA            4,980,250

  8,475,000    Massachusetts State Port Authority Rev., 7 1/8% due 7/1/2012 ...................         Aa3/AA             8,538,817

  5,000,000    Massachusetts Water Pollution Abatement Trust Pool Loan Program,
                   5 5/8% due 2/1/2016 ........................................................         Aaa/AAA            5,197,300

  5,500,000    Massachusetts Water Resources Authority General Rev.,
                   5.60% due 11/1/2026 ........................................................         Aaa/AAA            5,576,835

    730,000    Puerto Rico Electric Power Authority Power Rev.,
                   7 1/8% due 7/1/2014 ........................................................         Baa1/BBB+            779,297

  4,000,000    Puerto Rico Highway & Transportation Authority Highway Rev.,
                   5 1/2% due 7/1/2036 ........................................................         Baa1/A             4,013,600

  2,750,000    Puerto Rico Port Authority Rev., 6% due 7/1/2021* ..............................         Aaa/AAA            2,806,045
                                                                                                                        ------------
TOTAL MUNICIPAL BONDS (Cost $103,585,106)-- 97.2% ...................................................                    108,148,332
VARIABLE RATE DEMAND NOTES (Cost $1,800,000)-- 1.6% .................................................                      1,800,000
OTHER ASSETS LESS LIABILITIES-- 1.2% ................................................................                      1,307,323
                                                                                                                        ------------
NET ASSETS-- 100.0% .................................................................................                   $111,255,655
                                                                                                                        ============

-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



MICHIGAN SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 5,000,000    Capital Region Airport Authority, MI Airport Rev.,
                   6.70% due 7/1/2021* ........................................................         Aaa/AAA         $  5,445,300

  5,000,000    Detroit, MI GOs, 5 1/2% due 4/1/2016 ...........................................         Aaa/AAA            5,027,750

  6,000,000    Detroit, MI Water Supply System Rev.,
                   6 1/4% due 7/1/2012 ........................................................         Aaa/AAA            6,479,700

  3,000,000    Grand Haven, MI Electric System Rev.,
                   5 1/4% due 7/1/2013 ........................................................         Aaa/AAA            2,993,370

  5,000,000    Grand Rapids, MI Water Supply System Rev., 5 3/4% due 1/1/2018 .................         Aaa/AAA            5,063,000

  1,000,000    Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                   Obligated Group), 6 1/4% due 7/1/2012 ......................................         Aaa/AAA            1,065,830

  1,500,000    Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                   Obligated Group), 6 1/4% due 7/1/2022 ......................................         Aaa/AAA            1,590,885

  3,000,000    Holland School District, MI GOs (School Building and Site Bonds),
                   7 3/8% due 5/1/2019 ........................................................         NR/NR              3,090,750

  5,000,000    Kent County, MI Airport Rev., 6.10% due 1/1/2025* ..............................         Aa/AAA             5,304,100

  5,000,000    Kent County, MI Refuse Disposal System GOs, 8.40% due 11/1/2010 ................         Aa2/AAA            5,144,100

  2,775,000    Kentwood, MI Public Schools Building & Site GOs, 6.40% due 5/1/2015 ............         Aa2/A+             3,060,742

  3,000,000    Lansing, MIBuilding Authority Rev., 5.60% due 6/1/2019 .........................         A1/AA+             3,060,330

  3,250,000    Marquette, MIHospital Finance Authority Hospital Rev.
                   (Marquette General Hospital), 6.10% due 4/1/2019 ...........................         Aaa/AAA            3,441,230

  3,000,000    Michigan Public Power Agency Rev. (Belle River Project),
                   5 1/4% due 1/1/2018 ........................................................         A1/AA-             2,912,370

  3,000,000    Michigan State Building Authority Rev., 6 1/4% due 10/1/2020 ...................         A1/AA-             3,186,000

  6,000,000    Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019 .....         Aa2/AA             6,033,900

  5,000,000    Michigan State Hospital Finance Authority Hospital Rev.
                   (St. John Hospital), 5 3/4% due 5/15/2016 ..................................         Aaa/AAA            5,117,250

  5,000,000    Michigan State Hospital Finance Authority Hospital Rev.
                   (Henry Ford Health System), 5 3/4% due 9/1/2017 ............................         Aaa/AAA            5,102,550

  5,000,000   Michigan State Hospital Finance Authority Hospital Rev.
                   (Detroit Medical Center), 6 1/2% DUE 8/15/2018 .............................         A2/A               5,373,200

  2,000,000    Michigan State Hospital Finance Authority Hospital Rev. (St. John Hospital),
                   5 1/4% due 5/15/2026 .......................................................         Aaa/AAA            1,925,400

  5,000,000    Michigan State Hospital Finance Authority Hospital Rev. (Mercy Health Services
                   Obligated Group), 5 3/4% due 8/15/2026 .....................................         Aa3/AA-            5,081,400

  5,000,000    Michigan State Hospital Finance Authority Hospital Rev.
                   (Sparrow Obligated Group), 6% due 11/15/2036 ...............................         Aaa/AAA            5,265,200

  2,500,000    Michigan State Housing Development Authority Rev. (Single Family Mortgage),
                   6.80% due 12/1/2016 ........................................................         NR/AA+             2,658,050

  5,000,000    Michigan State Housing Development Authority Rev. (Rental Housing),
                   6.65% due 4/1/2023 .........................................................         NR/A+              5,215,500

  4,000,000    Michigan State Housing Development Authority Rev. (Single Family Mortgage),
                   6.05% due 12/1/2027 ........................................................         NR/AA+             4,123,280

  3,000,000    Michigan State Strategic Fund Pollution Control Rev.
                   (Detroit Edison Company), 6 1/2% due 2/15/2016 .............................         Aaa/AAA            3,277,530


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



MICHIGAN SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 6,000,000    Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.),
                   6.20% due 9/1/2020 .........................................................         A3/A-           $  6,310,440

  7,500,000    Michigan State Trunk Line Rev., 5.80% due 11/15/2024 ...........................         Aaa/AAA            7,718,850

  2,000,000    Midland, MI Water Supply System Rev., 7.20% due 4/1/2010 .......................         A/A                2,164,240

  6,300,000    Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021 .....................         Aaa/AAA            6,319,719

  5,000,000    University of Michigan Hospital Rev., 6 3/8% due 12/1/2024 .....................         Aa2/AA             5,178,050

  5,000,000    Wayne, MI State University Rev., 5.65% due 11/15/2015 ..........................         Aaa/AAA            5,113,100

  3,000,000    Wyandotte, MI Electric Rev., 6 1/4% due 10/1/2017 ..............................         Aaa/AAA            3,222,090

                                                                                                                        ------------
TOTAL MUNICIPAL BONDS (Cost $133,829,878)-- 97.8% ..................................................                     142,065,206
VARIABLE RATE DEMAND NOTES (Cost $800,000)-- 0.6% ..................................................                         800,000
OTHER ASSETS LESS LIABILITIES-- 1.6% ...............................................................                       2,350,143
                                                                                                                        ------------
NET ASSETS-- 100.0% ................................................................................                    $145,215,349
                                                                                                                        ============


MINNESOTA SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 6,250,000    Becker, MN Pollution Control Rev. (Northern States Power Company),
                   6.80% due 4/1/2007 .........................................................         A2/A+           $  6,587,437

  1,500,000    Buffalo, MN Independent School District GOs, 6.15% due 2/1/2022 ................         Aaa/AAA            1,578,360

  1,500,000    Cloquet, MN Pollution Control Rev. (Potlatch Corporation Projects),
                   5.90% due 10/1/2026 ........................................................         NR/A-              1,547,040

  3,000,000    Dakota County, MN GOs Capital Improvement, 7.30% due 2/1/2008 ..................         Aa3/NR             3,032,970

  5,000,000    Edina, MN Housing Development Rev. (Edina Park Plaza Project),
                   7.70% due 12/1/2028 ........................................................         Aa/NR              5,230,800

  3,545,000    Fridley, MN Independent School District Gos, 5.35% Due 2/1/2021 ................         Aaa/AAA            3,493,633

  1,200,000    Lakeville, MN Independent School District GOs, 6.70% due 2/1/2015 ..............         Aaa/AAA            1,240,236

  7,500,000    Minneapolis, MN Community Development Agency Tax Increment Rev.,
                   Zero Coupon Bond due 9/1/2003 ..............................................         Aaa/AAA            5,769,825

  1,400,000    Minneapolis-St. Paul Metropolitan Area (Metropolitan Council of
                   the Twin Cities), MN, 5 1/2% due 12/1/2012 .................................         Aaa/AAA            1,444,940

  5,000,000    Minneapolis-St. Paul, MN Housing & Redevelopment Authority Health Care Rev.
                   (Children's Health Care), 5 1/2% due 8/15/2025 .............................         Aaa/AAA            4,957,400

  1,500,000    Minneapolis, MN GOs, 6% due 3/1/2016 ...........................................         Aaa/AAA            1,574,625

  2,000,000    Minneapolis, MN Hospital Facilities Rev. (Lifespan, Inc. --
                   Abbott-Northwestern Hospital, Inc.), 7 7/8% due 12/1/2014 ..................         Aaa/AAA            2,053,460

  4,300,000    Minneapolis, MN Special School District GOs, 5% due 2/1/2014 ...................         Aa1/AA+            4,261,816

  1,500,000    Minneapolis, MN Tax Increment Rev., 7% due 3/1/2003 ............................         Aaa/AAA            1,519,020

  2,775,000    Minnesota Higher Education Facilities Authority Rev. (University
                   of St. Thomas), 5.40% due 4/1/2022 .........................................         A2/NR              2,767,508


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997


MINNESOTA SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$   830,000    Minnesota Housing Finance Agency (Housing Development),
                   6 1/4% due 2/1/2020 ........................................................         Aa2/AA          $    840,973

  5,000,000    Minnesota Housing Finance Agency (Single Family Mortgage),
                   6.85% due 1/1/2024* ........................................................         Aa2/AA+            5,277,900

  5,500,000    Minnesota Public Facilities Authority Water Pollution Control Rev.,
                   7.10% due 3/1/2012 .........................................................         Aaa/AAA            5,982,515

  5,000,000    Minnesota State GOs, 5.70% due 5/1/2016 ........................................         Aaa/AAA            5,181,600

  5,000,000    North Saint Paul/Maplewood, MN Independent School District GOs,
                   5 1/8% due 2/1/2025 ........................................................         Aa1/AA+            4,839,000

  5,000,000    Northern Municipal Power Agency, MN Electric System Rev.,
                   7 1/4% due 1/1/2016 ........................................................         A2/A               5,285,650

  2,500,000    Northern Municipal Power Agency, MN Electric System Rev.,
                   7.40% due 1/1/2018 .........................................................         AAA/AAA            2,653,075

  2,500,000    Northfield, MNIndependent School District GOs, 5 1/4% due 2/1/2017 .............         Aa1/NR             2,490,800

  2,000,000    Ramsey & Washington Counties, MN Resource Recovery Rev.
                   (Northern States Power Company Project), 6 3/4% due 12/1/2006 ..............         A1/AA-             2,066,480

  4,000,000    Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                   7.45% due 11/15/2006 .......................................................         NR/AA+             4,384,120

  4,500,000    Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                   6 1/4% due 11/15/2014 ......................................................         NR/AA+             4,825,350

  1,000,000    Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                   6 1/4% due 11/15/2021 ......................................................         NR/AA+             1,068,540

  2,575,000    Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016 .............         Aaa/AA+            2,658,610

  2,715,000    Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017 .............         Aaa/AA+            2,795,744

  1,000,000    Saint Cloud, MNHospital Facilities Rev. (Saint Cloud Hospital),
                   5% due 7/1/2020 ............................................................         Aaa/AAA              946,630

    223,857    Saint Paul, MN Science Museum Facilities Rev. (Science Museum of
                   Minnesota Project), 7 1/2% due 12/15/2001 ..................................         NR/AAA               239,660

     45,000    Saint Paul Port Authority, MN Industrial Development Rev.
                   Series E, 9 1/8% due 10/1/2000 .............................................         NR/CCC                44,826

      5,000    Saint Paul Port Authority, MN Industrial Development
                   Rev. Series H, 9 1/8% due 12/1/2000 ........................................         NR/CCC                 4,979

     55,000    Saint Paul Port Authority, MN Industrial Development
                   Rev. Series I, 9 1/8% due 12/1/2000 ........................................         NR/CCC                54,765

     50,000    Saint Paul Port Authority, MN Industrial Development
                   Rev. Series E, 9 1/8% due 10/1/2001 ........................................         NR/CCC                49,672

     10,000    Saint Paul Port Authority, MN Industrial Development
                   Rev. Series H, 9 1/8% due 12/1/2001 ........................................         NR/CCC                 9,930

     55,000    Saint Paul Port Authority, MN Industrial Development
                   Rev. Series I, 9 1/8% due 12/1/2001 ........................................         NR/CCC                54,614

      5,000    Saint Paul Port Authority, MN Industrial Development
                   Rev. Series L, 9 3/4% due 12/1/2001 ........................................         NR/CCC                 5,071

     50,000    Saint Paul Port Authority, MN Industrial Development
                   Rev. Series E, 9 1/8% due 10/1/2002 ........................................         NR/CCC                49,510

     10,000    Saint Paul Port Authority, MN Industrial Development
                   Rev. Series H, 9 1/8% due 12/1/2002 ........................................         NR/CCC                 9,897

     60,000    Saint Paul Port Authority, MN Industrial Development
                   Rev. Series I, 9 1/8% due 12/1/2002 ........................................         NR/CCC                59,383

     10,000    Saint Paul Port Authority, MN Industrial Development
                   Rev. Series L, 9 3/4% due 12/1/2002 ........................................         NR/CCC                10,148

  1,500,000    Southern Minnesota Municipal Power Agency -- Power Supply System Rev.,
                   5 3/4% due 1/1/2018 ........................................................         A2/A+              1,513,110

    750,000    Southern Minnesota Municipal Power Agency -- Power Supply System Rev.,
                   5 3/4% due 1/1/2018 ........................................................         AAA/AAA              773,212


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



MINNESOTA SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 1,500,000    Southern Minnesota Municipal Power Agency -- Power Supply System Rev.,
                   4 3/4% due 1/1/2016 ........................................................         A2/A+           $  1,382,685

  3,500,000    Washington County, MN GOs, 5.90% due 2/1/2010 ..................................         Aa2/AA-            3,641,330

  3,090,000    Western Minnesota Municipal Power Agency-- Power Supply
                   Rev., 5 1/2% due 1/1/2015 ..................................................         A1/A               3,089,938

  9,580,000    Western Minnesota Municipal Power Agency-- Power Supply
                   Rev., 6 3/8% due 1/1/2016 ..................................................         Aaa/AAA           10,701,052
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $112,978,728)-- 97.2% ...................................................                    120,049,839
VARIABLE RATE DEMAND NOTES (Cost $1,900,000)-- 1.6% .................................................                      1,900,000
OTHER ASSETS LESS LIABILITIES-- 1.2% ................................................................                      1,523,460
                                                                                                                        ------------
NET ASSETS-- 100.0% .................................................................................                   $123,473,299
                                                                                                                        ============



MISSOURI SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 2,000,000    Columbia, MO Water and Electric System Improvement
                   Rev., 6 1/8% due 10/1/2012 .................................................         A1/AA           $  2,127,000

  2,500,000    Curators of the University of Missouri Health Facilities Rev.
                   (University of Missouri Health System), 5.60% due 11/1/2026 ................         Aaa/AAA            2,530,775

  1,500,000    Hannibal, MO Industrial Development Authority Health Facilities Rev.
                   (Hannibal Regional Hospital), 5 3/4% due 3/1/2022 ..........................         Aaa/AAA            1,541,340

  3,775,000    Kansas City, MO Water Rev., 6 1/4% due 12/1/2009 ...............................         Aa/NR              3,828,190

  1,500,000    Kansas City School District Building Corporation, MO Leasehold Rev.,
                   7.90% due 2/1/2008 .........................................................         Aaa/AAA            1,550,355

  1,000,000    Liberty, MO Waterworks Improvement Rev., 6.30% due 10/1/2012 ...................         Aaa/AAA            1,074,740

  2,000,000    Little Blue Valley, MO Sewer District Rev., 7 1/4% due 10/1/2007 ...............         Aaa/AAA            2,063,460

    565,000    Missouri School Boards Pooled Financing Program Certificates of Participation,
                   7 3/8% due 3/1/2006 ........................................................         Aaa/AAA              584,029

  1,270,000    Missouri School Boards Pooled Financing Program Certificates of Participation,
                   7% due 3/1/2006 ............................................................         Aaa/AAA            1,310,818

  1,000,000    Missouri State Environmental Improvement & Energy Resources Authority Rev.
                   (State Revolving Fund Program), 6.55% due 7/1/2014 .........................         Aa1/NR             1,087,670

  2,500,000    Missouri State Environmental Improvement & Energy Resources Authority Rev.
                   (Union Electric Company Project), 5.45% due 10/1/2028* .....................         A1/AA-             2,495,525

  2,500,000    Missouri State Environmental Improvement & Energy Resources
                   Authority-- Water Pollution Control Rev. (State Revolving
                   Fund Program), 5.40% due 7/1/2015 ..........................................         Aa1/NR             2,515,500

  2,000,000    Missouri State GOs, 5 5/8% due 4/1/2017 ........................................         Aaa/AAA            2,076,780

  2,500,000    Missouri State Health & Educational Facilities Authority Rev.
                   (Lester E. Cox Medical Centers Project), 5 1/4% due 6/1/2015 ...............         Aaa/AAA            2,534,400

  1,500,000    Missouri State Health & Educational Facilities Authority Rev.
                   (Sisters of Mercy Health System, St. Louis, Inc.),
                   6 1/4% due 6/1/2015 ........................................................         Aa1/AA+            1,589,310


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



MISSOURI SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 3,500,000    Missouri State Health & Educational Facilities Authority Rev.
                   (SSM Health Care), 6 1/4% due 6/1/2016 .....................................         Aaa/AAA         $  3,715,880

  1,000,000    Missouri State Health & Educational Facilities Authority Rev.
                   (Sisters of Mercy Health System, St. Louis, Inc.), 7 1/4% due 6/1/2019 .....         Aaa/AA             1,070,960

  1,000,000    Missouri State Health & Educational Facilities Authority Rev.
                   (Sisters of Mercy Health System, St. Louis, Inc.), 5% due 6/1/2019 .........         Aa1/AA+              955,340

  2,500,000    Missouri State Health Facilities Rev. (Barnes-Jewish, Inc./
                   Christian Health Services), 5 1/4% due 5/15/2021 ...........................         Aa2/AA             2,459,950

    860,000    Missouri State Housing Development Commission Housing Development Bonds
                   (Federally Insured Mortgage Loans), 6% due 10/15/2019 ......................         Aa2/AA+              873,889

  1,935,000    Missouri State Housing Development Commission Single Family Mortgage Rev.
                   (Homeownership Loan Program), 6 1/8% due 3/1/2028* .........................         NR/AAA             1,992,682

  1,500,000    St. Louis, MO Industrial Development Authority Pollution Control Rev.
                   (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016 ...............         A1/A+              1,768,995

  1,500,000    St. Louis, MO Municipal Finance Corporation City Justice Center Leasehold
                   Improvement Rev., 5.95% due 2/15/2016 ......................................         Aaa/AAA            1,589,970

  2,400,000    Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project),
                   5 3/4% due 10/15/2016 ......................................................         Aa/AA              2,461,032

  2,500,000    Springfield, MO Waterworks Rev., 5.60% due 5/1/2023 ............................         Aa/A+              2,513,650

  2,750,000    University of Missouri Systems Facilities Rev., 5 1/2% due 11/1/2023 ...........         Aa2/AA+            2,756,958
                                                                                                                         -----------
TOTAL MUNICIPAL BONDS (Cost $48,548,638)-- 95.9% .....................................................                    51,069,198
VARIABLE RATE DEMAND NOTES (Cost $1,000,000)-- 1.9% ..................................................                     1,000,000
OTHER ASSETS LESS LIABILITIES-- 2.2% .................................................................                     1,170,528
                                                                                                                         -----------
NET ASSETS-- 100.0% ..................................................................................                   $53,239,726
                                                                                                                         ===========


NEW YORK SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 4,000,000    Metropolitan Transportation Authority, NY
                   (Commuter Facilities Rev.), 6 1/2% due 7/1/2024 ............................         Baa1/BBB+       $  4,538,040

  3,900,000    Metropolitan Transportation Authority, NY (Transit Facilities Rev.),
                   6.10% due 7/1/2026 .........................................................         Aaa/AAA            4,156,152

  4,000,000    New York City Municipal Water Finance Authority, NY Water & Sewer System Rev.,
                   6 1/4% due 6/15/2020 .......................................................         A2/A-              4,322,200

  1,775,000    New York City, NY GOs, 7 1/4% due 8/15/2024 ....................................         Baa1/BBB+          1,930,898

    660,000    New York City, NY GOs, 7 1/4% due 8/15/2024 ....................................         Aaa/BBB+             732,501

  1,500,000    New York City, NY GOs, 6% due 8/1/2026 .........................................         Baa1/BBB+          1,544,430


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



NEW YORK SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 2,500,000    New York City, NY Industrial Development Agency Civic Facility Rev.
                   (The Nightingale-Bamford School Project), 5.85% due 1/15/2020 ..............         A3/A            $  2,560,775

  2,000,000    New York City, NY Trust for Cultural Resources Rev. (American Museum of
                   Natural History), 5.65% due 4/1/2027 .......................................         Aaa/AAA            2,045,860

  3,500,000    New York State Dormitory Authority Rev. (Rockefeller University),
                   7 3/8% due 7/1/2014 ........................................................         Aaa/AAA            3,662,960

  4,000,000    New York State Dormitory Authority Rev. (Fordham University),
                   5 3/4% due 7/1/2015 ........................................................         Aaa/AAA            4,158,480

  4,000,000    New York State Dormitory Authority Rev. (Rochester Institute of Technology),
                   5 1/2% due 7/1/2018 ........................................................         Aaa/AAA            4,041,040

  3,500,000    New York State Dormitory Authority Rev. (Mental Health Services Facilities
                   Improvement), 5 3/4% due 8/15/2022 .........................................         Baa1/A-            3,522,960

  4,000,000    New York State Dormitory Authority Rev. (Skidmore College),
                   5 3/8% due 7/1/2023 ........................................................         Aaa/AAA            3,904,320

  2,500,000    New York State Energy Research &Development Authority Gas Facilities Rev.
                   (Brooklyn Union Gas), 6 3/4% due 2/1/2024* .................................         Aaa/AAA            2,734,025

  3,000,000    New York State Environmental Facilities Corporation Pollution Control Rev.
                   (State Water-- Revolving Fund), 6.90% due 11/15/2015 .......................         Aaa/AAA            3,446,460

  3,000,000    New York State Housing Finance Agency Rev. (Phillips Village Project),
                   7 3/4% due 8/15/2017* ......................................................         A2/NR              3,328,680

  3,000,000    New York State Local Government Assistance Corp., 6% due 4/1/2024 ..............         A3/A+              3,168,960

  2,000,000    New York State Medical Care Facilities Finance Agency Rev.
                   (The Hospital for Special Surgery), 6 3/8% due 8/15/2024 ...................         Aa2/AA             2,163,560

  2,000,000    New York State Mortgage Agency (Homeownership Mortgage),
                   7 1/2% due 4/1/2016 ........................................................         Aa2/NR             2,100,340

  3,000,000    New York State Power Authority General Purpose Rev.,
                   6 1/2% due 1/1/2019 ........................................................         Aaa/AAA            3,278,070

  4,000,000    New York State Thruway Authority Service Contract Rev.,
                   6 1/4% due 4/1/2014 ........................................................         Baa1/BBB+          4,283,920

  4,000,000    New York State Thruway Authority General Rev., 6% due 1/1/2025 .................         Aaa/AAA            4,205,320

  4,000,000    Onondaga County, NY Industrial Development Agency Sewer Facilities Rev.
                   (Bristol Myers-Squibb Co. Project), 5 3/4% due 3/1/2024* ...................         Aaa/AAA            4,254,160

  2,250,000    Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094         A1/AA-             2,492,573

  1,000,000    Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026 .......         Baa1/A               997,040

  5,000,000    United Nations Development Corporation, NY (A Public Benefit Corporation
                   of the State of New York Senior Lien), 6% due 7/1/2026 .....................         A2/NR              5,512,450
                                                                                                                         -----------
TOTAL MUNICIPAL BONDS (COST $77,416,122)-- 97.6% ....................................................                     83,086,174
VARIABLE RATE DEMAND NOTES (Cost $900,000)-- 1.1% ...................................................                        900,000
                                                                                                                         -----------
OTHER ASSETS LESS LIABILITIES-- 1.3% ................................................................                      1,113,456
                                                                                                                         -----------
NET ASSETS-- 100.0% .................................................................................                    $85,099,630
                                                                                                                         ===========


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



OHIO SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 2,000,000    Barberton, OH Sewer System Mortgage Rev., 6 5/8% due 12/1/2006 .................         Aaa/AAA         $  2,048,840

  2,250,000    Beavercreek Local School District, OH GOs (School Improvement Bonds),
                   5.70% due 12/1/2020 ........................................................         Aaa/AAA            2,321,662

  3,450,000    Big Walnut Local School District, OH School Building Construction & Improvement
                   GOs, 7.20% due 6/1/2007 ....................................................         Aaa/AAA            3,857,549

  5,000,000    Cleveland, OH Waterworks Improvement Rev., 5 3/4% due 1/1/2021 .................         Aaa/AAA            5,183,750

  4,000,000    Columbus, OH GOs, 6 1/2% due 1/1/2010 ..........................................         Aaa/AAA            4,356,120

  4,500,000    Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
                   Airport Project), 6% due 1/1/2020* .........................................         Aaa/AAA            4,644,180

  3,000,000    DAYTON, OH WATER SYSTEM MORTGAGE REV., 6 3/4% DUE 12/1/2010 ....................         AAA/AAA            3,073,890

  7,000,000    Erie County, OH Franciscan Services Corp. Rev. (Providence Hospital Inc.),
                   6% due 1/1/2013 ............................................................         NR/A-              7,168,350

  7,000,000    Franklin County, OH GOs, 5 3/8% due 12/1/2020 ..................................         Aaa/AAA            7,068,600

  7,500,000    Franklin County, OH Hospital Rev. (Riverside United Methodist Hospital),
                   5 3/4% due 5/15/2020 .......................................................         Aa3/NR             7,610,325

  4,000,000    Franklin County, OH Hospital Rev. (Holy Cross Health System Corporation),
                   5 7/8% due 6/1/2021 ........................................................         Aa3/AA             4,145,640

  5,000,000    Hamilton County, OH Health Care System Rev. (Sisters of Charity Health Care),
                   6 1/4% due 5/15/2014 .......................................................         Aaa/AAA            5,310,400

  2,500,000    Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017 ....................         Aaa/AAA            2,524,350

  7,000,000    Hamilton, OH Electric System Mortgage Rev., 6% due 10/15/2023 ..................         Aaa/AAA            7,364,350

  4,000,000    Hudson Local School District, OH GOs, 7.10% due 12/15/2013 .....................         A1/NR              4,423,400

  1,095,000    Lake County, OH Hospital Improvement Rev. (Lake Hospital System Inc.),
                   8% due 1/1/2013 ............................................................         Aaa/AAA            1,120,349

  4,830,000    Mount Vernon, OH Hospital Rev. (Knox Community Hospital),
                   7 7/8% due 6/1/2012 ........................................................         NR/NR              4,961,424

  2,500,000    Northeast, OH Regional Sewer District Wastewater Rev.,
                   5.60% due 11/15/2013 .......................................................         Aaa/AAA            2,605,175

  5,000,000    Ohio Air Quality Development Authority Pollution Control Rev.
                   (Ohio Edison Company Project), 7.45% due 3/1/2016 ..........................         Aaa/AAA            5,440,600

  2,000,000    Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric
                   Company Project), 5.45% due 1/1/2024 .......................................         Aaa/AAA            1,986,000

  6,500,000    Ohio Air Quality Development Authority Rev. (JMG Project),
                   6 3/8% due 1/1/2029* .......................................................         Aaa/AAA            6,980,740

  4,430,000    Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed
                   Securities Program), 6.10% due 9/1/2028* ...................................         NR/AAA             4,641,444

-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



OHIO SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 3,000,000    Ohio State GOs Infrastructure Improvement, 6 1/2% due 8/1/2011 .................         Aa1/AA+         $  3,227,700

  1,205,000   Ohio State Higher Educational Facilities Commission Rev.
                   (University of Dayton Project), 7 1/4% due 12/1/2000 .......................         Aaa/AAA            1,337,454

    295,000    Ohio State Higher Educational Facilities Commission Rev.
                   (University of Dayton Project), 7 1/4% due 12/1/2012 .......................         Aaa/AAA              326,031

  3,000,000    Ohio State Higher Educational Facilities Commission Rev.
                   (University of Dayton Project), 5.40% due 12/1/2022 ........................         Aaa/AAA            2,995,650

  3,000,000    Ohio State Higher Educational Facilities Commission Rev.
                   (Oberlin College Project), 5 3/8% due 10/1/2015 ............................         NR/AA              3,010,620

  2,000,000    Ohio State Liquor Profits Rev., 6.85% due 3/1/2000 .............................         Aaa/AAA            2,126,800

  6,000,000    Ohio State Public Facilities Commission Rev. (Higher Education
                   Capital Facilities), 6.30% due 5/1/2006 ....................................         Aaa/AAA            6,449,820

  2,455,000    Ohio State Water Development Authority Rev. (Safe Water),
                   9 3/8% due 12/1/2010 .......................................................         Aaa/AAA            3,099,757

  2,500,000    Ohio State Water Development Authority Solid Waste Disposal Rev.
                   (North Star BHP Steel, L.L.C. Project-- Cargill, Incorporated, Guarantor),
                   6.30% due 9/1/2020* ........................................................         Aa3/AA-            2,669,925

  8,000,000    Ohio State Water Development Authority Water Development Rev.
                   (Dayton Power & Light Co. Project), 6.40% due 8/15/2027 ....................         Aa3/AA-            8,599,040

  3,000,000    Ohio Turnpike Commission, OH Turnpike Rev., 5.70% due 2/15/2017 ................         Aaa/AAA            3,103,830

  2,955,000    Pickerington Local School District, OH School Building Construction GOs,
                   8% due 12/1/2005 ...........................................................         Aaa/AAA            3,422,717

  4,000,000    Puerto Rico Highway & Transportation Authority Highway Rev.,
                   5 1/2% due 7/1/2036 ........................................................         Baa1/A             4,013,600

    775,000    Toledo, OH Sewer System Rev., 7 3/4% due 11/15/2017 ............................         Aaa/AAA              821,965

    560,000    Toledo, OH Waterworks Rev., 7 3/4% due 11/15/2017 ..............................         Aaa/AAA              593,936

  2,500,000    Twinsburg City School District, OH School Improvement GOs,
                   5.90% due 12/1/2021 ........................................................         Aaa/AAA            2,627,175

  3,000,000    University of Toledo, OH General Receipts Bonds,
                   7.10% due 6/1/2010 .........................................................         Aaa/AAA            3,278,190

  2,000,000    Worthington City School District, OH School Building Construction
                   & Improvement GOs, 8 3/4% due 12/1/2002 ....................................         Aaa/AAA            2,225,380
                                                                                                                        ------------
TOTAL MUNICIPAL BONDS (Cost $143,525,556)-- 98.2% ..................................................                     152,766,728
VARIABLE RATE DEMAND NOTES (Cost $700,000)-- 0.4% ..................................................                         700,000
OTHER ASSETS LESS LIABILITIES-- 1.4% ...............................................................                       2,112,466
                                                                                                                        ------------
NET ASSETS-- 100.0% ................................................................................                    $155,579,194
                                                                                                                        ============


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



OREGON SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 1,000,000    Albany, OR GOs Water Bonds, 6 5/8% due 11/1/2009 ...............................         Aaa/AAA         $  1,002,260

  2,000,000    Chemeketa, OR Community College District GOs,
                   5.95% due 6/1/2016 .........................................................         Aaa/AAA            2,131,900

  2,000,000    Eugene, OR Electric Utility Rev., 5.80% due 8/1/2022 ...........................         Aaa/AAA            2,072,520

  1,500,000    Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009 .....................         Aa1/AA-            1,501,680

    730,000    Eugene, OR Water Utility System Rev., 6.55% due 8/1/2003 .......................         A1/AA-               742,454

  2,500,000    Hillsboro, OR Hospital Facilities Authority Rev. (Tuality Healthcare),
                   5 3/4% due 10/1/2012 .......................................................         NR/BBB+            2,512,200

  1,000,000    Metropolitan Service District, OR GOs (Oregon Convention Center),
                   6 1/4% due 1/1/2013 ........................................................         Aa/AA+             1,056,430

  1,250,000    Multnomah County School District, OR GOs, 6.80% due 12/15/2004 .................         Aa/A+              1,257,712

  1,750,000    Multnomah County School District, OR GOs, 5 1/2% due 6/1/2015 ..................         A1/A+              1,754,637

  2,000,000    North Clackamas Parks & Recreation District -- Clackamas County, OR Rev.
                   (Recreational Facilities), 5.70% due 4/1/2013 ..............................         NR/A-              2,041,560

  2,000,000    North Wasco County People's Utility District-- Wasco County, OR Rev.
                   (Bonneville Power Administration), 5.20% due 12/1/2024 .....................         Aa1/AA-            1,957,140

    750,000    Ontario, Or Hospital Facility Authority Health Facilities Rev.
                   Catholic Health  Corporation (Dominican Sisters of Ontario Inc.,
                   D.B.A. Holy Rosary Medical Center Project), 6.10% DUE 11/15/2017 ...........         A1/AA-               782,453

  2,500,000    Oregon Department of Administrative Services Certificates of Participation,
                   5.80% due 5/1/2024 .........................................................         Aaa/AAA            2,596,050

  1,000,000    Oregon Department of Transportation Regional Light Rail Extension Rev.,
                   6.20% due 6/1/2008 .........................................................         Aaa/AAA            1,104,480

  2,500,000    Oregon Health, Housing, Educational &Cultural Facilities Authority Rev.
                   (Reed College Project), 5 3/8% due 7/1/2025 ................................         NR/A+              2,487,275

  1,250,000    Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028 ....................         Aaa/AAA            1,223,750

     10,000    Oregon Housing Agency Mortgage Rev. (Single Family Mortgage Program),
                   7 3/8% due 7/1/2020* .......................................................         Aa2/NR                10,418

  2,000,000    Oregon Housing & Community Services Department Housing & Finance Rev.
                   (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012 ..............         A1/A+              2,028,500

    925,000    Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                   Mortgage Program), 5.65% due 7/1/2019* .....................................         Aa2/NR               925,546

    855,000    Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                   Mortgage Program), 7% due 7/1/2022* ........................................         Aa2/NR               896,391

  1,000,000    Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                   Mortgage Program), 6% due 7/1/2027* ........................................         Aa2/NR             1,024,570

    500,000    Oregon State GOs (Veterans' Welfare), 9% due 10/1/2006 .........................         Aa2/AA               662,425

  1,460,000    Oregon State GOs (Veterans' Welfare), 5 7/8% due 10/1/2018 .....................         Aa2/AA             1,521,072

    500,000    Oregon State GOs (Alternate Energy Project), 8.40% due 1/1/2008 ................         Aa2/AA               536,155

    250,000    Oregon State GOs (Elderly & Disabled Housing), 7.20% due 8/1/2021 ..............         Aa2/AA               271,333


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



OREGON SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 1,000,000    Oregon State GOs (Elderly & Disabled Housing), 6.60% due 8/1/2022* .............         Aa2/AA          $  1,088,610

    950,000    Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* ...........         Aaa/AAA            1,141,776

     50,000    Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* ...........         Aaa/AAA               54,347

    500,000    Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025* ..........         Aaa/AAA              509,670

  1,500,000    Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026* ..........         Aaa/AAA            1,510,080

  2,000,000    Portland, OR GOs, 5.60% due 6/1/2014 ...........................................         Aa/NR              2,077,440

  1,250,000    Portland, OR Hospital Facilities Authority Rev. (Legacy Health System),
                   6 5/8% due 5/1/2011 ........................................................         Aaa/AAA            1,358,187

  2,500,000    Portland, OR Sewer System Rev., 5% due 6/1/2015 ................................         Aaa/AAA            2,465,200

  1,000,000    Puerto Rico Highway & Transportation Authority Highway Rev.,
                   5 1/2% due 7/1/2026 ........................................................         Baa1/A               997,040

  1,000,000    Puerto Rico Highway &Transportation Authority Highway Rev.,
                   5 1/2% due 7/1/2036 ........................................................         Baa1/A             1,003,400

    630,000    Puerto Rico Housing Finance Corp. (Single Family Mortgage Rev.),
                   6.85% due 10/15/2023 .......................................................         Aaa/AAA              665,545

  1,000,000    Puerto Rico Ports Authority Rev., 7% due 7/1/2014* .............................         Aaa/AAA            1,091,910

  1,000,000    Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2013 ......................         A/A+               1,020,870

  2,600,000    Salem, OR Pedestrian Safety Improvements GOs, 5 3/4% due 5/1/2011 ..............         Aaa/AAA            2,758,860

  1,000,000    Tri-County Metropolitan Transportation District of Oregon GOs
                   (Light Rail Extension), 6% due 7/1/2012 ....................................         Aa/AA+             1,051,820

  1,110,000    Tualatin Development Commission, OR (Urban Renewal & Redevelopment),
                   7 3/8% due 1/1/2007 ........................................................         Baa1/NR            1,118,491

  1,500,000    Washington County, OR Unified Sewerage Agency Rev.,
                   5 3/4% due 10/1/2011 .......................................................         Aaa/AAA            1,629,690
                                                                                                                         -----------
TOTAL MUNICIPAL BONDS (Cost $52,926,085)-- 97.8% ....................................................                     55,643,847
VARIABLE RATE DEMAND NOTES (Cost $100,000)-- 0.1% ...................................................                        100,000
OTHER ASSETS LESS LIABILITIES-- 2.1% ................................................................                      1,173,450
                                                                                                                         -----------
NET ASSETS-- 100.0% .................................................................................                    $56,917,297
                                                                                                                         ===========


SOUTH CAROLINA SERIES

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 2,500,000    Anderson County, SC Hospital Rev. (Anderson Memorial Hospital),
                   5 1/4% due 2/1/2012 ........................................................         Aaa/AAA         $  2,504,325

  3,800,000    Berkeley County, SC Water & Sewer Rev., 5.55% due 6/1/2016 .....................         Aaa/AAA            3,845,068

    745,000    Charleston County, SC Public Facilities Corp. Certificates of Participation,
                   7.15% due 2/1/2004 .........................................................         A1/A                 790,609

    770,000    Charleston County, SC Public Facilities Corp. Certificates of Participation,
                   7.15% due 8/1/2004 .........................................................         A1/A                 817,139

    800,000    Charleston County, SC Public Facilities Corp. Certificates of Participation,
                   7.20% due 2/1/2005 .........................................................         A1/A                 856,384



-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997


SOUTH CAROLINA SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$   750,000    Charleston, SC Waterworks & Sewer System Rev., 7 3/4% due 1/1/2011 .............         Aaa/AAA         $    772,358

  2,500,000    Charleston, SC Waterworks & Sewer System Rev., 6% due 1/1/2012 .................         A1/AA-             2,612,150

  1,500,000    Clemson University, SC Student & Faculty Housing Rev.,
                   6.65% due 6/1/2011 .........................................................         Aaa/AAA            1,609,950

  1,000,000    Clinton, SC Utility System Rev., 7.20% due 6/1/2011 ............................         Baa1/NR            1,095,770

  6,000,000    Darlington County, SC Industrial Development Rev. (Nucor
                   Corporation Project), 5 3/4% due 8/1/2023* .................................         A1/AA-             6,050,280

  2,000,000    Darlington County, SC Industrial Development Rev.
                   (Sonoco Products Company Project), 6% due 4/1/2026 .........................         A2/A               2,068,500

  2,500,000    Fairfield County, SC Pollution Control Rev. (South Carolina
                   Electric & Gas Company), 6 1/2% due 9/1/2014 ...............................         A1/A               2,711,275

  1,000,000    Georgetown County, SC Pollution Control Facilities Rev.
                   (International Paper Company), 7 3/8% due 6/15/2005 ........................         A3/A-              1,049,440

  3,000,000    Greenville Hospital System, SC Hospital Facilities Rev., 5 1/2% due 5/1/2016 ...         NR/AA-             3,025,740

  2,000,000    Greenville Hospital System, SC Hospital Facilities Rev., 5 1/4% due 5/1/2023 ...         Aa3/AA-            1,961,280

  3,000,000    Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital),
                   5 7/8% due 10/1/2017 .......................................................         Aaa/AAA            3,102,420

  2,425,000    Lancaster County, SC School District GOs, 6.60% due 7/1/2011 ...................         Aaa/AAA            2,673,175

  2,600,000    Lancaster County, SC School District GOs, 6.60% due 7/1/2012 ...................         Aaa/AAA            2,866,084

  2,000,000    Lancaster County, SC Waterworks & Sewer System Rev., 5 1/4% due 5/1/2021 .......         Aaa/AAA            1,939,400

  2,720,000    Laurens County, SC Combined Utility System Rev., 5% due 1/1/2018 ...............         Aaa/AAA            2,593,221

  1,650,000    Laurens County, SC Combined Utility System Rev., 7 5/8% due 1/1/2018 ...........         Aaa/AAA            1,715,010

    500,000    Laurens County, SC Health Care System, 7.80% due 1/1/2008 ......................         Aaa/AAA              514,940

  1,000,000    Lexington County School District, SC Certificates of Participation
                   (Red Bank/White Knoll Elementary Project), 7.10% due 9/1/2011 ..............         Aaa/AAA            1,105,910

  1,000,000    Medical University South Carolina Hospital Facilities Rev., 5.60% due 7/1/2011 .         Aaa/AAA            1,066,260

  3,000,000    Mount Pleasant, SC Water & Sewer Rev., 6% due 12/1/2020 ........................         Aaa/AAA            3,141,870

  2,000,000    Myrtle Beach, SC Waterworks & Sewer System Rev., 5 1/4% due 3/1/2020 ...........         Aaa/AAA            1,938,440

  1,500,000    North Charleston Sewer District, SC Rev., 6 3/8% due 7/1/2012 ..................         Aaa/AAA            1,721,775

  1,500,000    North Charleston Sewer District, SC Rev., 7 3/4% due 8/1/2018 ..................         Aaa/AAA            1,577,760

  5,000,000    Oconee County, SC Pollution Control Rev. (Duke Power Co. Project),
                   5.80% due 4/1/2014 .........................................................         Aa2/A+             5,151,550

  1,250,000    Piedmont Municipal Power Agency, SC Electric Rev., 6 1/4% due 1/1/2021 .........         Aaa/AAA            1,407,537

  4,000,000    Piedmont Municipal Power Agency, SC Electric Rev., 6.30% due 1/1/2022 ..........         Aaa/AAA            4,314,400

  1,000,000    Puerto Rico Highway &Transportation Authority Highway Rev.,
                   5 1/2%, due 7/1/2036 .......................................................         Baa1/A             1,003,400

  1,000,000    Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2022 ......................         A/A+               1,005,250


-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 1997



SOUTH CAROLINA SERIES (CONTINUED)

   FACE                                                                                                RATINGS+            MARKET
  AMOUNT                              MUNICIPAL BONDS                                                 MOODY'S/S&P           VALUE
-----------                           ---------------                                                 -----------        -----------
$ 2,000,000    Richland County, SC Solid Waste Disposal Facilities Rev.
                   (Union Camp Corp. Project), 7.45% due 4/1/2021* ............................         A1/A-           $  2,203,440

  1,000,000    Richland County, SC Solid Waste Disposal Facilities Rev.
                   (Union Camp Corp. Project), 7 1/8% due 9/1/2021* ...........................         A1/A-              1,089,640

  1,000,000    Rock Hill, SC Combined Utilities System Rev., 8% due 1/1/2018 ..................         Aaa/AAA            1,030,430

  5,000,000    Rock Hill, SC Combined Utilities System Rev., 5% due 1/1/2020 ..................         Aaa/AAA            4,723,800

  1,000,000    St. Andrews, SC Public Service District Sewer Systems Rev., 7 3/4% due 1/1/2018          Aaa/AAA            1,029,810

  6,000,000    SouthCarolina Public Service Authority Rev., 5 7/8% due 1/1/2023 ...............         Aaa/AAA            6,226,320

  1,740,000    South Carolina State Housing Authority (Single Family Mortgage Purchase),
               6.70% due 7/1/2010 .............................................................         Aaa/AAA            1,761,924

    500,000    South Carolina State Housing Finance & Development Authority (Homeownership
                   Mortgage), 7.55% due 7/1/2011 ..............................................         Aa/AA                528,845

  2,225,000    South Carolina State Housing Finance & Development Authority Rental Housing Rev.
                   (North Bluff Project), 5.60% due 7/1/2016 ..................................         NR/AA              2,219,660

  1,000,000    South Carolina State Housing Finance & Development Authority (Multi-Family
                   Development Rev.), 6 7/8% due 11/15/2023 ...................................         Aaa/NR             1,054,420

  4,000,000    Spartanburg,SC Water System Rev., 6.10% due 6/1/2021 ...........................         Aaa/AAA            4,439,800

  3,000,000    University of South Carolina Rev., 5 3/4% due 6/1/2026 .........................         Aaa/AAA            3,080,310

  2,000,000    Western Carolina Regional Sewer Authority, SC Sewer System Rev.,
                   5 1/2% due 3/1/2010 ........................................................         Aaa/AAA            2,065,020
                                                                                                                        ------------
TOTAL MUNICIPAL BONDS (Cost $96,179,289)-- 97.5% ....................................................                    102,062,089
VARIABLE RATE DEMAND NOTES (Cost $1,200,000)-- 1.1% .................................................                      1,200,000
OTHER ASSETS LESS LIABILITIES-- 1.4% ................................................................                      1,419,072
                                                                                                                        ------------
NET ASSETS-- 100.0% .................................................................................                   $104,681,161
                                                                                                                        ============



-----------------
# Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

================================================================================
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1997

                                                              NATIONAL          COLORADO       GEORGIA    LOUISIANA     MARYLAND
                                                               SERIES            SERIES         SERIES      SERIES       SERIES
                                                            -------------     -------------  -----------  ----------    ---------
ASSETS:
Investments, at value (see portfolios of investments):
   Long-term holdings ...................................    $ 97,941,690    $ 48,876,692    $51,417,565   $55,061,369   $53,533,567
   Short-term holdings ..................................            --           300,000      1,000,000       500,000          --
                                                             ------------    ------------    -----------   -----------   -----------
                                                               97,941,690      49,176,692     52,417,565    55,561,369    53,533,567
Cash ....................................................         645,185         129,761        105,262       124,734       345,555
Interest receivable .....................................       1,494,792         905,327        903,896     1,029,218       951,320
Receivable for Capital Stock sold .......................          29,531           4,800            247       209,208         4,760
Expenses prepaid to shareholder service agent ...........          14,122           7,225          7,225         6,897         8,211
Receivable for securities sold ..........................            --             5,033           --            --            --
Other ...................................................           6,183           1,318          1,064         1,118         2,513
                                                             ------------    ------------    -----------   -----------   -----------
TOTAL ASSETS ............................................     100,131,503      50,230,156     53,435,259    56,932,544    54,845,926
                                                             ------------    ------------    -----------   -----------   -----------

LIABILITIES:
Dividends payable .......................................         171,093          85,964         86,025       100,655        93,261
Payable for Capital Stock repurchased ...................          72,503          50,495         21,722        45,454        62,541
Accrued expenses, taxes, and other ......................         127,637          75,605         73,498        78,824        78,569
                                                             ------------    ------------    -----------   -----------   -----------
TOTAL LIABILITIES .......................................         371,233         212,064        181,245       224,933       234,371
                                                             ------------    ------------    -----------   -----------   -----------
NET ASSETS ..............................................    $ 99,760,270    $ 50,018,092    $53,254,014   $56,707,611   $54,611,555
                                                             ============    ============    ===========   ===========   ===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
   Class A ..............................................         $12,169          $6,707         $6,236        $6,790        $6,452
   Class D ..............................................             284              32            324            62           253
Additional paid-in capital ..............................      97,488,324      48,217,539     50,021,714    53,243,361    51,203,248
Undistributed/accumulated net realized gain (loss) ......      (2,934,455)     (1,333,311)       109,398        93,200       320,110
Net unrealized appreciation of investments ..............       5,193,948       3,127,125      3,116,342     3,364,198     3,081,492
                                                             ------------    ------------    -----------   -----------   -----------
NET ASSETS ..............................................    $ 99,760,270    $ 50,018,092    $53,254,014   $56,707,611   $54,611,555
                                                             ============    ============    ===========   ===========   ===========

NET ASSETS:
Class A .................................................     $97,481,082     $49,779,996    $50,613,828   $56,199,301   $52,549,159
Class D .................................................     $ 2,279,188     $   238,096    $ 2,640,186   $   508,310   $ 2,062,396

SHARES OF CAPITAL STOCK
OUTSTANDING ($.001 par value):
Class A .................................................      12,169,119       6,706,744      6,235,684     6,790,162     6,452,043
Class D .................................................         284,352          32,098        324,597        61,437       253,031

NET ASSET VALUE PER SHARE:
CLASS A .................................................           $8.01           $7.42          $8.12         $8.28         $8.14
CLASS D .................................................           $8.02           $7.42          $8.13         $8.27         $8.15

----------
See Notes to Financial Statements.

38

================================================================================


                                                         MASSACHUSETTS     MICHIGAN       MINNESOTA        MISSOURI
                                                            SERIES          SERIES         SERIES           SERIES
                                                        --------------  ------------   ---------------  -------------
ASSETS:
Investments, at value (see portfolios of investments):
   Long-term holdings ................................   $108,148,332   $142,065,206    $120,049,839    $51,069,198
   Short-term holdings ...............................      1,800,000        800,000       1,900,000      1,000,000
                                                         ------------   ------------   -------------    -----------
                                                          109,948,332    142,865,206     121,949,839     52,069,198
Cash .................................................         95,557         82,201         150,293         77,691
Interest receivable ..................................      1,690,365      2,717,447       1,779,670      1,025,583
Receivable for Capital Stock sold ....................          3,872         41,065          10,055        250,101
Expenses prepaid to shareholder service agent ........         15,436         19,706          19,927          7,225
Receivable for securities sold .......................           --             --              --             --
Other ................................................          3,091          4,490           3,086          1,754
                                                         ------------   ------------   -------------    -----------
TOTAL ASSETS .........................................    111,756,653    145,730,115     123,912,870     53,431,552
                                                         ------------   ------------   -------------    -----------

LIABILITIES:
Dividends payable ....................................        191,584        257,834         222,691         88,334
Payable for Capital Stock repurchased ................        184,396        107,074          71,522         27,320
Accrued expenses, taxes, and other ...................        125,018        149,858         145,358         76,172
                                                         ------------   ------------   -------------    -----------
TOTAL LIABILITIES ....................................        500,998        514,766         439,571        191,826
                                                         ------------   ------------   -------------    -----------
NET ASSETS ...........................................   $111,255,655   $145,215,349    $123,473,299    $53,239,726
                                                         ============   ============   =============    ===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
   Class A ...........................................   $     13,765   $     16,680    $     15,619    $     6,749
   Class D ...........................................            156            215             231             61
Additional paid-in capital ...........................    105,378,850    135,710,431     117,067,819     50,327,782
Undistributed/accumulated net realized gain (loss) ...      1,299,658      1,252,695        (681,481)       384,574
Net unrealized appreciation of investments ...........      4,563,226      8,235,328       7,071,111      2,520,560
                                                         ------------   ------------   -------------    -----------
NET ASSETS ...........................................   $111,255,655   $145,215,349    $123,473,299    $53,239,726
                                                         ============   ============   =============    ===========

NET ASSETS:
Class A ..............................................   $110,010,869   $143,370,409    $121,674,045    $52,765,370
Class D ..............................................   $  1,244,786   $  1,844,940    $  1,799,254    $   474,356

SHARES OF CAPITAL STOCK
OUTSTANDING ($.001 par value):
Class A ..............................................     13,765,527     16,680,052      15,619,226      6,749,209
Class D ..............................................        155,828        214,801         230,915         60,665

NET ASSET VALUE PER SHARE:
CLASS A ..............................................          $7.99          $8.60           $7.79          $7.82
CLASS D ..............................................          $7.99          $8.59           $7.79          $7.82





                                                           NEW YORK         OHIO          OREGON        SOUTH CAROLINA
                                                            SERIES         SERIES         SERIES            SERIES
                                                         -------------  -----------    --------------   -------------
ASSETS:
Investments, at value (see portfolios of investments):
   Long-term holdings ................................   $ 83,086,174   $152,766,728    $55,643,847   $102,062,089
   Short-term holdings ...............................        900,000        700,000        100,000      1,200,000
                                                         ------------   ------------   ------------   ------------
                                                           83,986,174    153,466,728     55,743,847    103,262,089
Cash .................................................        131,788         80,946        285,152        102,317
Interest receivable ..................................      1,273,400      2,636,343        973,262      1,686,312
Receivable for Capital Stock sold ....................          3,000         40,483          6,476          8,737
Expenses prepaid to shareholder service agent ........         11,167         21,406          8,211         14,933
Receivable for securities sold .......................           --             --           80,637           --
Other ................................................          4,138          3,900          1,614          2,961
                                                         ------------   ------------   ------------   ------------
TOTAL ASSETS .........................................     85,409,667    156,249,806     57,099,199    105,077,349
                                                         ------------   ------------   ------------   ------------

LIABILITIES:
Dividends payable ....................................        145,872        279,276         94,252        176,994
Payable for Capital Stock repurchased ................         58,837        223,472          5,478         95,360
Accrued expenses, taxes, and other ...................        105,328        167,864         82,172        123,834
                                                         ------------   ------------   ------------   ------------
TOTAL LIABILITIES ....................................        310,037        670,612        181,902        396,188
                                                         ------------   ------------   ------------   ------------
NET ASSETS ...........................................   $ 85,099,630   $155,579,194   $ 56,917,297   $104,681,161
                                                         ============   ============   ============   ============

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
   Class A ...........................................   $     10,086   $     18,862   $      7,017   $     12,375
   Class D ...........................................            189            141            213            449
Additional paid-in capital ...........................     79,220,410    145,276,820     53,474,384     98,335,488
Undistributed/accumulated net realized gain (loss) ...        198,893      1,042,199        717,921        450,049
Net unrealized appreciation of investments ...........      5,670,052      9,241,172      2,717,762      5,882,800
                                                         ------------   ------------   ------------   ------------
NET ASSETS ...........................................   $ 85,099,630   $155,579,194   $ 56,917,297   $104,681,161
                                                         ============   ============   ============   ============

NET ASSETS:
Class A ..............................................   $ 83,528,254   $154,419,269    $55,239,617   $101,018,411
Class D ..............................................   $  1,571,376   $  1,159,925    $ 1,677,680   $  3,662,750

SHARES OF CAPITAL STOCK
OUTSTANDING ($.001 par value):
Class A ..............................................     10,085,651     18,861,745      7,016,349     12,374,931
Class D ..............................................        189,563        141,001        213,247        449,078

NET ASSET VALUE PER SHARE:
CLASS A ..............................................          $8.28          $8.19          $7.87          $8.16
CLASS D ..............................................          $8.29          $8.23          $7.87          $8.16


================================================================================
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 1997

                                           NATIONAL       COLORADO       GEORGIA      LOUISIANA      MARYLAND
                                            SERIES         SERIES         SERIES       SERIES         SERIES
                                         -------------  -----------    ---------     ----------    -----------
INVESTMENT INCOME:
INTEREST ..............................   $ 5,959,439   $ 3,016,836    $ 2,983,023   $ 3,372,621   $ 3,244,604
                                          -----------   -----------    -----------   -----------   -----------

EXPENSES:
Management fees .......................       506,520       254,781        261,126       283,702       275,393
Distribution and service fees .........       132,329        49,865         71,599        59,425        70,856
Shareholder account services ..........       129,467        71,239         70,925        63,874        82,968
Auditing and legal fees ...............        32,344        38,605         33,850        40,598        35,192
Registration ..........................        21,797         5,123          5,786         6,553         7,790
Custody and related services ..........        21,782        12,854         15,392        11,599        13,446
Shareholder reports and communications         18,512        15,848         11,923        13,290        13,799
Shareholders' meeting .................         8,605         5,428          4,988         3,969         5,776
Directors' fees and expenses ..........         6,550         5,866          5,845         5,956         5,947
Miscellaneous .........................         6,995         4,567          4,641         1,483         4,748
                                          -----------   -----------    -----------   -----------   -----------
TOTAL EXPENSES ........................       884,901       464,176        486,075       490,449       515,915
                                          -----------   -----------    -----------   -----------   -----------
NET INVESTMENT INCOME .................     5,074,538     2,552,660      2,496,948     2,882,172     2,728,689
                                          -----------   -----------    -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments       278,366    (1,295,378)       117,571        96,176       383,873
Net change in unrealized appreciation
of investments ........................     3,753,003     2,352,484      1,648,469     1,423,177       952,592
                                          -----------   -----------    -----------   -----------   -----------
NET GAIN ON INVESTMENTS ...............     4,031,369     1,057,106      1,766,040     1,519,353     1,336,465
                                          -----------   -----------    -----------   -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS    $ 9,105,907   $ 3,609,766    $ 4,262,988   $ 4,401,525   $ 4,065,154
                                          ===========   ===========    ===========   ===========   ===========

----------
See Notes to Financial Statements.

40

================================================================================

                                                                  MASSACHUSETTS  MICHIGAN     MINNESOTA     MISSOURI
                                                                     SERIES       SERIES        ERIES        SERIES
                                                                 --------------  ------------   --------    ---------
INVESTMENT INCOME:
Interest .....................................................   $ 6,511,148   $ 8,694,361   $ 7,625,950   $ 3,056,891
                                                                 -----------   -----------   -----------   -----------

EXPENSES:
Management fees ..............................................       551,726       731,198       629,693       262,926
Distribution and service fees ................................       120,698       160,396       141,728        53,256
Shareholder account services .................................       142,926       184,992       187,336        69,822
Auditing and legal fees ......................................        34,887        33,118        36,765        36,394
Registration .................................................        12,577         9,169         9,372         7,783
Custody and related services .................................        34,575        36,288        32,699        12,338
Shareholder reports and communications .......................        15,673        15,435        20,186        15,324
Shareholders' meeting ........................................         9,307        13,289        14,465         5,354
Directors' fees and expenses .................................         6,452         6,699         6,589         5,889
Miscellaneous ................................................         7,459         9,172         8,476         4,495
                                                                 -----------   -----------   -----------   -----------
Total Expenses ...............................................       936,280     1,199,756     1,087,309       473,581
                                                                 -----------   -----------   -----------   -----------
Net Investment Income ........................................     5,574,868     7,494,605     6,538,641     2,583,310
                                                                    -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ......................     1,304,763     1,259,022       757,947       389,565
Net change in unrealized appreciation
of investments ...............................................     1,867,804     2,653,074       978,768       900,350
                                                                 -----------   -----------   -----------   -----------
Net Gain on Investments ......................................     3,172,567     3,912,096     1,736,715     1,289,915
                                                                 -----------   -----------   -----------   -----------
Increase in Net Assets from Operations .......................   $ 8,747,435   $11,406,701   $ 8,275,356   $ 3,873,225
                                                                 ===========   ===========   ===========   ===========







                                                 NEW YORK          OHIO         OREGON      SOUTH CAROLINA
                                                  SERIES         SERIES        SERIES          SERIES
                                                 --------        -------      --------    ---------------
INVESTMENT INCOME:
INTEREST .......................................$ 4,925,293   $ 9,445,041   $ 3,296,520   $ 6,297,775
                                                -----------   -----------   -----------   -----------

EXPENSES:
Management fees ................................    416,749       787,121       285,086       535,390
Distribution and service fees ..................     90,632       165,154        69,239       133,944
Shareholder account services ...................     99,177       196,399        77,799       137,996
Auditing and legal fees ........................     32,344        33,557        37,306        33,544
Registration ...................................      7,682        11,930         6,560         7,620
Custody and related services ...................     20,082        36,596        18,178        37,139
Shareholder reports and communications .........     11,861        22,340        14,064        18,666
Shareholders' meeting ..........................      5,911        14,176         5,874         9,110
Directors' fees and expenses ...................      6,282         6,805         5,902         6,232
Miscellaneous ..................................      5,943         9,913         4,888         7,339
                                                -----------   -----------   -----------   -----------
TOTAL EXPENSES .................................    696,663     1,283,991       524,896       926,980
                                                -----------   -----------   -----------   -----------
NET INVESTMENT INCOME ..........................  4,228,630     8,161,050     2,771,624     5,370,795
                                                -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ........    200,181     1,052,154       747,838       452,558
Net change in unrealized appreciation
of investments .................................  3,171,620     2,121,935     1,208,172     2,381,666
                                                -----------   -----------   -----------   -----------
NET GAIN ON INVESTMENTS ........................  3,371,801     3,174,089     1,956,010     2,834,224
                                                -----------   -----------   -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS .........$ 7,600,431   $11,335,139   $ 4,727,634   $ 8,205,019
                                                ===========   ===========   ===========   ===========

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS


                                                                  NATIONAL SERIES                         COLORADO SERIES
                                                          ------------------------------          ------------------------------
                                                             YEAR ENDED SEPTEMBER 30,                YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------          ------------------------------
                                                             1997               1996                  1997               1996
                                                          ------------      -------------         -------------      -------------
OPERATIONS:
Net investment income ..........................       $   5,074,538        $   5,411,626        $   2,552,660        $   2,708,720
Net realized gain (loss) on investments ........             278,366            1,270,012           (1,295,378)             230,074
Net change in unrealized appreciation
of investments .................................           3,753,003              477,663            2,352,484             (404,283)
                                                       -------------        -------------        -------------        -------------
INCREASE IN NET ASSETS FROM
OPERATIONS .....................................           9,105,907            7,159,301            3,609,766            2,534,511
                                                       -------------        -------------        -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A .....................................          (4,906,738)          (5,337,292)          (2,542,330)          (2,698,764)
   Class D .....................................            (167,800)             (74,334)             (10,330)              (9,956)
Net realized gain on investments:
   Class A .....................................                --                   --                   --                   --
   Class D .....................................                --                   --                   --                   --
                                                                                                                      -------------
DECREASE IN NET ASSETS FROM                            -------------        -------------        -------------
DISTRIBUTIONS ..................................          (5,074,538)          (5,411,626)          (2,552,660)          (2,708,720)
                                                       -------------        -------------        -------------        -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A .....................................           3,114,125            6,105,129            1,076,262            1,368,525
   Class D .....................................             475,323              940,723               32,754               56,953
Net asset value of shares issued in
payment of dividends:
   Class A .....................................           2,676,250            2,793,160            1,383,913            1,465,852
   Class D .....................................             108,599               56,590                6,306                5,835
Exchanged from associated Funds:
   Class A .....................................           5,221,126           30,244,931            2,519,749            1,429,514
   Class D .....................................          35,760,206            8,276,409               13,676                1,923
Net asset value of shares issued in
payment of gain distribution:
   Class A .....................................                --                   --                   --                   --
   Class D .....................................                --                   --                   --                   --
                                                       -------------        -------------        -------------         -------------
Total ..........................................          47,355,629           48,416,942            5,032,660            4,328,602
                                                       -------------        -------------        -------------         -------------
Cost of shares repurchased:
   Class A .....................................         (10,801,204)         (13,127,822)          (6,020,226)          (5,606,419)
   Class D .....................................            (585,245)            (326,631)             (45,914)              (1,000)
Exchanged into associated Funds:
   Class A .....................................          (5,287,181)         (33,145,022)          (2,526,522)          (1,047,428)
   Class D .....................................         (38,546,451)          (5,370,882)             (29,141)                --
                                                       -------------        -------------        -------------         -------------
Total ..........................................         (55,220,081)         (51,970,357)          (8,621,803)          (6,654,847)
                                                       -------------        -------------        -------------         -------------
DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS .............................          (7,864,452)          (3,553,415)          (3,589,143)          (2,326,245)
                                                       -------------        -------------        -------------         -------------
DECREASE IN NET ASSETS .........................          (3,833,083)          (1,805,740)          (2,532,037)          (2,500,454)

NET ASSETS:
Beginning of year ..............................         103,593,353          105,399,093           52,550,129           55,050,583
                                                       -------------        -------------        -------------         -------------
END OF YEAR ....................................       $  99,760,270        $ 103,593,353        $  50,018,092        $  52,550,129
                                                       =============        =============        =============         =============







                                                                    GEORGIA SERIES                         LOUISIANA SERIES
                                                            ------------------------------          ------------------------------
                                                               YEAR ENDED SEPTEMBER 30,                YEAR ENDED SEPTEMBER 30,
                                                            ------------------------------          ------------------------------
                                                                1997              1996                  1997              1996
                                                           -------------    --------------         -------------    --------------
OPERATIONS:
Net investment income ..............................       $  2,496,948        $  2,794,673        $  2,882,172        $  3,108,490
Net realized gain (loss) on investments ............            117,571             234,736              96,176             764,403
Net change in unrealized appreciation
of investments .....................................          1,648,469             574,897           1,423,177             (27,213)
                                                           ------------        ------------        ------------        ------------
INCREASE IN NET ASSETS FROM
OPERATIONS .........................................          4,262,988           3,604,306           4,401,525           3,845,680
                                                           ------------        ------------        ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A .........................................         (2,406,265)         (2,697,792)         (2,865,407)         (3,091,821)
   Class D .........................................            (90,683)            (96,881)            (16,765)            (16,669)
Net realized gain on investments:
   Class A .........................................           (180,236)           (395,597)           (753,044)           (467,263)
   Class D .........................................             (6,873)            (14,504)             (5,217)             (3,540)
                                                           ------------        ------------        ------------        ------------
DECREASE IN NET ASSETS FROM
DISTRIBUTIONS ......................................         (2,684,057)         (3,204,774)         (3,640,433)         (3,579,293)
                                                           ------------        ------------        ------------        ------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A .........................................          4,134,682           2,193,735           1,489,134           2,360,417
   Class D .........................................          1,056,744           1,001,710             135,107              95,464
Net asset value of shares issued in
payment of dividends:
   Class A .........................................          1,593,994           1,741,886           1,461,539           1,645,661
   Class D .........................................             74,720              77,107               9,122              10,639
Exchanged from associated Funds:
   Class A .........................................            220,471             290,528              21,008               4,573
   Class D .........................................             46,374               7,853                --                  --
Net asset value of shares issued in
payment of gain distribution:
   Class A .........................................            140,329             304,162             518,498             317,865
   Class D .........................................              6,295              13,827               3,466               3,070
                                                           ------------        ------------        ------------        ------------
Total ..............................................          7,273,609           5,630,808           3,637,874           4,437,689
                                                           ------------        ------------        ------------        ------------
Cost of shares repurchased:
   Class A .........................................         (6,985,116)        (10,153,419)         (5,240,608)         (8,844,981)
   Class D .........................................           (749,883)           (419,468)            (34,626)           (185,368)
Exchanged into associated Funds:
   Class A .........................................           (984,750)         (1,457,061)            (69,802)           (467,638)
   Class D .........................................           (201,142)           (435,462)               --                (5,400)
                                                           ------------        ------------        ------------        -------------
Total ..............................................         (8,920,891)        (12,465,410)         (5,345,036)         (9,503,387)
                                                           ------------        ------------        ------------        ------------
DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS .................................         (1,647,282)         (6,834,602)         (1,707,162)         (5,065,698)
                                                           ------------        ------------        ------------        ------------
DECREASE IN NET ASSETS .............................            (68,351)         (6,435,070)           (946,070)         (4,799,311)

NET ASSETS:
Beginning of year ..................................         53,322,365          59,757,435          57,653,681          62,452,992
                                                           ------------        ------------        ------------        ------------
END OF YEAR ........................................       $ 53,254,014        $ 53,322,365        $ 56,707,611        $ 57,653,681
                                                           ============        ============        ============        ============
----------
See Notes to Financial Statements.

================================================================================

                                                              MARYLAND SERIES                             MASSACHUSETTS SERIES
                                                        ------------------------------             ------------------------------
                                                           YEAR ENDED SEPTEMBER 30,                   YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------             ------------------------------
                                                            1997               1996                    1997              1996
                                                       --------------     --------------          --------------    --------------
OPERATIONS:
Net investment income ..........................       $   2,728,689        $   2,850,710        $   5,574,868        $   5,969,270
Net realized gain (loss) on investments ........             383,873              237,843            1,304,763            1,211,500
Net change in unrealized appreciation
of investments .................................             952,592              207,699            1,867,804             (502,191)
                                                       -------------        -------------        -------------        -------------
INCREASE IN NET ASSETS FROM
OPERATIONS .....................................           4,065,154            3,296,252            8,747,435            6,678,579
                                                       -------------        -------------        -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income:
   Class A .....................................          (2,647,830)          (2,793,641)          (5,516,992)          (5,917,218)
   Class D .....................................             (80,859)             (57,069)             (57,876)             (52,052)
Net realized gain on investments:
   Class A .....................................            (281,130)            (237,764)          (1,068,791)          (1,556,813)
   Class D .....................................             (11,087)              (3,924)             (14,031)             (12,717)
                                                       -------------        -------------        -------------        -------------
DECREASE IN NET ASSETS FROM
DISTRIBUTIONS ..................................          (3,020,906)          (3,092,398)          (6,657,690)          (7,538,800)
                                                       -------------        -------------        -------------        -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A .....................................           1,434,072            2,002,265            2,431,716            3,289,916
   Class D .....................................             510,347            1,482,760              288,117              664,274
Net asset value of shares issued in
payment of dividends:
   Class A .....................................           1,543,240            1,630,540            3,307,753            3,456,082
   Class D .....................................              69,209               47,295               31,220               33,741
Exchanged from associated Funds:
   Class A .....................................             613,677            1,117,092           11,842,999            4,648,026
   Class D .....................................                --                   --                  8,924              180,514
Net asset value of shares issued in
payment of gain distribution:
   Class A .....................................             205,081              175,287              774,630            1,131,226
   Class D .....................................              10,110                3,460                9,688                9,793
                                                       -------------        -------------        -------------        -------------
Total ..........................................           4,385,736            6,458,699           18,695,047           13,413,572
                                                       -------------        -------------        -------------        -------------
Cost of shares repurchased:
   Class A .....................................          (5,400,781)          (6,209,930)         (11,114,300)         (12,032,238)
   Class D .....................................            (509,633)            (122,344)            (510,040)            (239,034)
Exchanged into associated Funds:
   Class A .....................................            (896,334)          (1,151,307)          (9,172,465)          (5,473,480)
   Class D .....................................             (99,960)             (10,726)              (8,905)            (133,437)
                                                       -------------        -------------        -------------        -------------
Total ..........................................          (6,906,708)          (7,494,307)         (20,805,710)         (17,878,189)
                                                       -------------        -------------        -------------        -------------
DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS .............................          (2,520,972)          (1,035,608)          (2,110,663)          (4,464,617)
                                                       -------------        -------------        -------------        -------------
DECREASE IN NET ASSETS .........................          (1,476,724)            (831,754)             (20,918)          (5,324,838)

NET ASSETS:
Beginning of year ..............................          56,088,279           56,920,033          111,276,573          116,601,411
                                                       -------------        -------------        -------------        -------------
END OF YEAR ....................................       $  54,611,555        $  56,088,279        $ 111,255,655        $ 111,276,573
                                                       =============        =============        =============        =============



                                                                        MICHIGAN SERIES
                                                                ------------------------------
                                                                   YEAR ENDED SEPTEMBER 30,
                                                                ------------------------------
                                                                    1997              1996
                                                               --------------    --------------
OPERATIONS:
Net investment income ....................................   $   7,494,605    $   8,012,309
Net realized gain (loss) on investments ..................       1,259,022        1,595,202
Net change in unrealized appreciation
of investments ...........................................       2,653,074         (620,275)
                                                             -------------    -------------
INCREASE IN NET ASSETS FROM
OPERATIONS ...............................................      11,406,701        8,987,236
                                                             -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income:
   Class A ...............................................      (7,427,374)      (7,945,727)
   Class D ...............................................         (67,231)         (66,582)
Net realized gain on investments:
   Class A ...............................................      (1,581,301)      (2,526,473)
   Class D ...............................................         (17,780)         (24,970)
                                                             -------------    -------------
DECREASE IN NET ASSETS FROM
DISTRIBUTIONS ............................................      (9,093,686)     (10,563,752)
                                                             -------------    -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ...............................................       5,064,050        5,017,723
   Class D ...............................................         706,948          643,962
Net asset value of shares issued in
payment of dividends:
   Class A ...............................................       4,475,470        4,892,727
   Class D ...............................................          47,279           43,735
Exchanged from associated Funds:
   Class A ...............................................       9,115,725        2,197,763
   Class D ...............................................         258,662          210,059
Net asset value of shares issued in
payment of gain distribution:
   Class A ...............................................       1,180,119        1,901,806
   Class D ...............................................          13,960           21,146
                                                             -------------    -------------
Total ....................................................      20,862,213       14,928,921
                                                             -------------    -------------
Cost of shares repurchased:
   Class A ...............................................     (15,967,293)     (13,211,454)
   Class D ...............................................        (552,079)        (368,116)
Exchanged into associated Funds:
   Class A ...............................................     (10,959,291)      (2,652,409)
   Class D ...............................................        (145,528)        (217,280)
                                                             -------------    -------------
Total ....................................................     (27,624,191)     (16,449,259)
                                                             -------------    -------------
DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS .......................................      (6,761,978)      (1,520,338)
                                                             -------------    -------------
DECREASE IN NET ASSETS ...................................      (4,448,963)      (3,096,854)

NET ASSETS:
Beginning of year ........................................     149,664,312      152,761,166
                                                             -------------    -------------
END OF YEAR ..............................................   $ 145,215,349    $ 149,664,312
                                                             =============    =============


================================================================================
STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                              MINNESOTA SERIES                              MISSOURI SERIES
                                                       ------------------------------               -----------------------------
                                                          YEAR ENDED SEPTEMBER 30,                     YEAR ENDED SEPTEMBER 30,
                                                       ------------------------------               -----------------------------
                                                          1997               1996                       1997               1996
                                                      -------------      -------------             --------------      -------------
OPERATIONS:
Net investment income ..........................       $   6,538,641        $   7,189,682        $   2,583,310        $   2,553,696
Net realized gain (loss) on investments ........             757,947           (1,345,678)             389,565              702,168
Net change in unrealized appreciation
of investments .................................             978,768             (718,882)             900,350             (147,019)
                                                       -------------        -------------        -------------        -------------
INCREASE IN NET ASSETS FROM
OPERATIONS .....................................           8,275,356            5,125,122            3,873,225            3,108,845
                                                       -------------        -------------        -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A .....................................          (6,456,679)          (7,091,290)          (2,563,601)          (2,529,631)
   Class D .....................................             (81,962)             (98,392)             (19,709)             (24,065)
Net realized gain on investments:
   Class A .....................................                --               (339,461)            (542,355)            (477,820)
   Class D .....................................                --                 (5,862)              (5,999)              (5,541)
                                                       -------------        -------------        -------------        -------------
DECREASE IN NET ASSETS FROM
DISTRIBUTIONS ..................................          (6,538,641)          (7,535,005)          (3,131,664)          (3,037,057)
                                                       -------------        -------------        -------------        -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A .....................................           5,444,733            5,136,193            5,524,679            2,604,871
   Class D .....................................             135,740              355,058               39,028              354,207
Net asset value of shares issued in
payment of dividends:
   Class A .....................................           4,394,871            4,809,942            1,240,533            1,314,503
   Class D .....................................              55,878               74,558               15,171               15,852
Exchanged from associated Funds:
   Class A .....................................             356,606              496,211              243,591               90,007
   Class D .....................................              90,000               48,646                  100               44,301
Net asset value of shares issued in
payment of gain distribution:
   Class A .....................................                --                270,799              354,701              311,188
   Class D .....................................                --                  4,666                5,296                2,649
                                                       -------------        -------------        -------------        -------------
Total ..........................................          10,477,828           11,196,073            7,423,099            4,737,578
                                                       -------------        -------------        -------------        -------------
Cost of shares repurchased:
   Class A .....................................         (14,412,829)         (13,463,390)          (4,255,392)          (4,836,102)
   Class D .....................................            (503,408)            (507,655)            (114,612)            (304,921)
Exchanged into associated Funds:
   Class A .....................................          (1,994,727)          (1,423,552)          (1,021,172)            (788,552)
   Class D .....................................             (39,298)            (135,371)             (40,189)             (57,294)
                                                       -------------        -------------        -------------        -------------
Total ..........................................         (16,950,262)         (15,529,968)          (5,431,365)          (5,986,869)
                                                       -------------        -------------        -------------        -------------

INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS .....................          (6,472,434)          (4,333,895)           1,991,734           (1,249,291)
                                                       -------------        -------------        -------------        -------------
INCREASE (DECREASE) IN NET ASSETS ..............          (4,735,719)          (6,743,778)           2,733,295           (1,177,503)

NET ASSETS:
Beginning of year ..............................         128,209,018          134,952,796           50,506,431           51,683,934
                                                       -------------        -------------        -------------        -------------
END OF YEAR ....................................       $ 123,473,299        $ 128,209,018        $  53,239,726        $  50,506,431
                                                       =============        =============        =============        =============




                                                                NEW YORK SERIES                              OHIO SERIES
                                                        ------------------------------             ------------------------------
                                                           YEAR ENDED SEPTEMBER 30,                   YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------             ------------------------------
                                                            1997               1996                    1997              1996
                                                       --------------      -----------           --------------     ------------
OPERATIONS:
Net investment income ..........................       $   4,228,630        $   4,425,553        $   8,161,050        $   8,922,203
Net realized gain (loss) on investments ........             200,181            1,161,126            1,052,154            1,396,965
Net change in unrealized appreciation
of investments .................................           3,171,620               36,180            2,121,935           (1,059,760)
                                                       -------------        -------------        -------------        -------------
INCREASE IN NET ASSETS FROM
OPERATIONS .....................................           7,600,431            5,622,859           11,335,139            9,259,408
                                                       -------------        -------------        -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A .....................................          (4,176,066)          (4,381,889)          (8,118,451)          (8,882,222)
   Class D .....................................             (52,564)             (43,664)             (42,599)             (39,981)
Net realized gain on investments:
   Class A .....................................            (213,515)                --             (1,382,343)            (794,088)
   Class D .....................................              (3,062)                --                 (8,277)              (3,482)
                                                       -------------        -------------        -------------        -------------
DECREASE IN NET ASSETS FROM
DISTRIBUTIONS ..................................          (4,445,207)          (4,425,553)          (9,551,670)          (9,719,773)
                                                       -------------        -------------        -------------        -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A .....................................           3,917,958            3,350,809            3,568,969            4,520,137
   Class D .....................................             431,628              411,499              352,330              348,741
Net asset value of shares issued in
payment of dividends:
   Class A .....................................           2,427,328            2,485,560            5,063,815            5,490,252
   Class D .....................................              36,517               31,604               38,045               34,422
Exchanged from associated Funds:
   Class A .....................................           4,314,919            3,161,968              858,387              939,551
   Class D .....................................              12,295              184,854               15,368                4,272
Net asset value of shares issued in
payment of gain distribution:
   Class A .....................................             166,872                 --              1,060,708              599,050
   Class D .....................................               2,545                 --                  7,582                3,281
                                                       -------------        -------------        -------------        -------------
Total ..........................................          11,310,062            9,626,294           10,965,204           11,939,706
                                                       -------------        -------------        -------------        -------------
Cost of shares repurchased:
   Class A .....................................          (9,574,807)          (9,268,664)         (18,663,417)         (16,177,726)
   Class D .....................................             (68,104)            (258,544)            (216,985)             (24,324)
Exchanged into associated Funds:
   Class A .....................................          (3,551,797)          (2,173,151)          (1,482,349)          (2,863,802)
   Class D .....................................             (42,506)            (116,722)             (60,245)             (10,486)
                                                       -------------        -------------        -------------        -------------
Total ..........................................         (13,237,214)         (11,817,081)         (20,422,996)         (19,076,338)
                                                       -------------        -------------        -------------        -------------

INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS .....................          (1,927,152)          (2,190,787)          (9,457,792)          (7,136,632)
                                                       -------------        -------------        -------------        -------------
INCREASE (DECREASE) IN NET ASSETS ..............           1,228,072             (993,481)          (7,674,323)          (7,596,997)

NET ASSETS:
Beginning of year ..............................          83,871,558           84,865,039          163,253,517          170,850,514
                                                       -------------        -------------        -------------        -------------
End of Year ....................................       $  85,099,630        $  83,871,558        $ 155,579,194        $ 163,253,517
                                                       =============        =============        =============        =============
----------
See Notes to Financial Statements.

================================================================================

                                                                   OREGON SERIES                        SOUTH CAROLINA SERIES
                                                          ------------------------------           ------------------------------
                                                             YEAR ENDED SEPTEMBER 30,                 YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------           ------------------------------
                                                              1997               1996                  1997               1996
                                                          -------------      ----------            ------------      -------------
OPERATIONS:
Net investment income ..............................      $   2,771,624       $   3,107,679       $   5,370,795       $   5,818,944
Net realized gain (loss) on investments ............            747,838             286,078             452,558           1,720,268
Net change in unrealized appreciation
of investments .....................................          1,208,172            (342,324)          2,381,666             (81,642)
                                                          -------------       -------------       -------------       -------------
INCREASE IN NET ASSETS FROM
OPERATIONS .........................................          4,727,634           3,051,433           8,205,019           7,457,570
                                                          -------------       -------------       -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income:
   Class A .........................................         (2,712,769)         (3,041,984)         (5,239,991)         (5,721,911)
   Class D .........................................            (58,855)            (65,695)           (130,804)            (97,033)
Net realized gain on investments:
   Class A .........................................           (304,704)            (61,975)         (1,667,625)           (253,251)
   Class D .........................................             (8,165)             (1,566)            (42,381)             (5,029)
                                                          -------------       -------------       -------------       -------------
DECREASE IN NET ASSETS FROM
DISTRIBUTIONS ......................................         (3,084,493)         (3,171,220)         (7,080,801)         (6,077,224)
                                                          -------------       -------------       -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A .........................................          2,019,494           3,453,799           4,596,375           7,339,428
   Class D .........................................            513,511             410,708           1,258,114           1,431,442
Net asset value of shares issued in
payment of dividends:
   Class A .........................................          1,713,320           1,922,589           3,057,472           3,322,251
   Class D .........................................             43,464              51,715             111,193              85,491
Exchanged from associated Funds:
   Class A .........................................             59,994             554,373             385,497             844,016
   Class D .........................................            105,958              21,324              29,567                --
Net asset value of shares issued in
payment of gain distribution:
   Class A .........................................            232,602              46,901           1,298,064             195,931
   Class D .........................................              6,239               1,353              40,550               4,927
                                                          -------------       -------------       -------------       -------------
Total ..............................................          4,694,582           6,462,762          10,776,832          13,223,486
                                                          -------------       -------------       -------------       -------------
Cost of shares repurchased:
   Class A .........................................         (6,926,397)         (7,135,242)        (16,191,089)        (14,837,001)
   Class D .........................................           (525,899)           (304,546)           (432,224)           (519,148)
Exchanged into associated Funds:
   Class A .........................................           (801,759)           (932,697)         (1,366,846)         (2,478,917)
   Class D .........................................            (51,638)           (129,221)           (106,657)            (16,928)
                                                          -------------       -------------       -------------       -------------
Total ..............................................         (8,305,693)         (8,501,706)        (18,096,816)        (17,851,994)
                                                          -------------       -------------       -------------       -------------

INCREASE (DECREASE) IN NET A
CAPITAL SHARE TRANSACTIONS .........................         (3,611,111)         (2,038,944)         (7,319,984)         (4,628,508)
                                                          -------------       -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS ..................         (1,967,970)         (2,158,731)         (6,195,766)         (3,248,162)

NET ASSETS:
Beginning of year ..................................         58,885,267          61,043,998         110,876,927         114,125,089
                                                          -------------       -------------       -------------       -------------
END OF YEAR ........................................      $  56,917,297       $  58,885,267       $ 104,681,161       $ 110,876,927
                                                          =============       =============       =============       =============



================================================================================
NOTES TO FINANCIAL STATEMENTS



1. MULTIPLE CLASSES OF SHARES -- Seligman Municipal Fund Series, Inc. (the "Fund") consists of 13 separate series: the "National Series," the "Colorado Series," the "Georgia Series," the "Louisiana Series," the "Maryland Series," the "Massachusetts Series," the "Michigan Series," the "Minnesota Series," the "Missouri Series," the "New York Series," the "Ohio Series," the "Oregon Series," and the "South Carolina Series." Each Series of the Fund offers two classes of shares. All shares existing prior to February 1, 1994, the commencement date of Class D shares, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL of 1% imposed on redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. SECURITY VALUATION -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. FEDERAL TAXES -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. MULTIPLE CLASS ALLOCATIONS -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 1997, distribution and service fees were the only class-specific expenses.

e. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1997, were as follows:

SERIES                                          PURCHASES              SALES
-------                                       --------------         -----------
National ..................................    $20,257,068           $31,445,100
Colorado ..................................      1,971,600             4,980,241
Georgia ...................................      6,297,365             7,704,168
Louisiana .................................      8,894,825            11,777,281
Maryland ..................................      7,962,960            10,182,170
Massachusetts .............................     31,357,187            34,857,833
Michigan ..................................     15,757,416            23,896,463
Minnesota .................................      8,380,328            17,177,125
Missouri ..................................      4,457,100             3,283,300
New York ..................................     19,425,215            21,547,816
Ohio ......................................     18,308,120            28,742,312
Oregon ....................................     10,855,065            15,713,300
South Carolina ............................           --               9,536,925

================================================================================
NOTES TO FINANCIAL STATEMENTS

     At September 30, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                                        TOTAL                     TOTAL
                                     UNREALIZED                UNREALIZED
     SERIES                         APPRECIATION              DEPRECIATION
  -------------                   ----------------          ----------------
National ...................         $5,332,596              $  138,648
Colorado ...................          3,127,125                    --
Georgia ....................          3,223,885                 107,543
Louisiana ..................          3,418,841                  54,643
Maryland ...................          3,108,634                  27,142
Massachusetts ..............          4,564,252                   1,026
Michigan ...................          8,235,328                    --
Minnesota ..................          7,114,327                  43,216
Missouri ...................          2,520,560                    --
New York ...................          5,692,572                  22,520
Ohio .......................          9,279,502                  38,330
Oregon .....................          2,717,762                    --
South Carolina .............          5,900,680                  17,880

4. MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series' average daily net assets.

     Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares, and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for the sale of Class A shares:

                         DISTRIBUTOR        DEALER
  SERIES                 CONCESSIONS      COMMISSIONS
  ------                 -----------      -----------

National ...............  $ 8,749          $ 60,789
Colorado ...............    4,828            36,405
Georgia ................    7,820            56,992
Louisiana ..............    6,792            49,286
Maryland ...............    7,366            52,904
Massachusetts ..........   10,093            74,691
Michigan ...............   18,739           141,150
Minnesota ..............    9,979            75,908
Missouri ...............    4,557            36,025
New York ...............   11,532            84,357
Ohio ...................   16,992           124,695
Oregon .................    9,740            74,960
South Carolina .........   17,715           133,456

     The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. For the year ended September 30, 1997, the Distributor charged such fees to the Fund pursuant to the Plan as follows:

                                                         ANNUALIZED
                                     TOTAL FEES         % OF AVERAGE
     SERIES                             PAID             NET ASSETS
  -------------                     -------------      ---------------
National ....................        $ 91,999                .09%
Colorado ....................          47,350                .09
Georgia .....................          48,452                .10
Louisiana ...................          55,423                .10
Maryland ....................          51,056                .09
Massachusetts ...............         106,820                .10
Michigan ....................         144,511                .10
Minnesota ...................         122,699                .10
Missouri ....................          48,358                .09
New York ....................          78,075                .09
Ohio ........................         155,221                .10
Oregon ......................          54,461                .10
South Carolina ..............         102,127                .09

     Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 1997, fees paid equivalent to 1% per annum of the average daily net assets of Class D shares were as follows:

  SERIES                                       SERIES
-----------                                 -----------
National .............    $40,330           Minnesota ....        $19,029
Colorado .............      2,515           Missouri .....          4,898
Georgia ..............     23,147           New York .....         12,557
Louisiana ............      4,002           Ohio .........          9,933
Maryland .............     19,800           Oregon .......         14,778
Massachusetts ........     13,878           South Carolina         31,817
Michigan .............     15,885

     The Distributor is entitled to retain any CDSL imposed on redemptions of Class D shares occurring within one year after purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the year ended September 30, 1997, such charges were as follows:

================================================================================
NOTES TO FINANCIAL STATEMENTS

   SERIES                                     SERIES
-------------                              -------------
National ...............    $1,711         Minnesota .............    $372
Colorado ...............        19         Missouri ..............      64
Georgia ................     6,039         New York ..............       5
Louisiana ..............        26         Ohio ..................     668
Maryland ...............     2,223         Oregon ................     105
Massachusetts ..........       260         South Carolina ........     724
Michigan ...............       398

     Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Fund shares, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1997, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

                                                         DISTRIBUTION AND
     SERIES                     COMMISSIONS                SERVICE FEES
  -------------              ----------------          ---------------------
National ....................      $  456                     $ 6,388
Colorado ....................       4,678                       2,918
Georgia .....................         283                         988
Louisiana ...................          21                         685
Maryland ....................         523                       1,425
Massachusetts ...............       1,865                       2,080
Michigan ....................         515                       2,537
Minnesota ...................         594                       2,087
Missouri ....................       1,220                       3,261
New York ....................       2,889                      12,398
Ohio ........................       1,485                       3,132
Oregon ......................          24                       1,417
South Carolina ..............       2,582                       1,576

     Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:


     SERIES                                        SERIES
  -------------                                 ------------
National ..............        $128,809        Minnesota .........      $186,678
Colorado ..............          70,580        Missouri ..........        69,163
Georgia ...............          70,267        New York ..........        98,518
Louisiana .............          63,215        Ohio ..............       195,740
Maryland ..............          82,309        Oregon ............        77,140
Massachusetts .........         142,267        South Carolina ....       137,337
Michigan ..............         184,333

     Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.


     The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and interest is included in directors' fees and expenses, and the accumulated balances thereof at September 30, 1997, are as follows:

   SERIES                                          SERIES
 ----------                                     -------------
National ..............        $18,086       Minnesota .........        $15,369
Colorado ..............         11,295       Missouri ..........         11,298
Georgia ...............         10,582       New York ..........         15,334
Louisiana .............         12,285       Ohio ..............         15,393
Maryland ..............         12,284       Oregon ............         11,108
Massachusetts .........         15,354       South Carolina ....         10,626
Michigan ..............         14,857

5. LOSS CARRYFORWARD -- In accordance with current federal income tax law, each of the Series' net realized capital gains and losses are considered separately for purposes of determining taxable capital gains. At September 30, 1997, the net loss carryforwards for the National, Colorado, and Minnesota Series amounted to $2,934,455, $38,129, and $681,481, respectively, which are available for offset against future taxable net gains, expiring in various amounts through 2005. Accordingly, no capital gain distributions are expected to be paid to shareholders of the National, Colorado, and Minnesota Series until net capital gains have been realized in excess of the available capital loss carryforwards.

================================================================================
NOTES TO FINANCIAL STATEMENTS

6. CAPITAL STOCK TRANSACTIONS -- The Fund has 1,300,000,000 shares of Capital Stock authorized. At September 30, 1997, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:



                            NATIONAL SERIES              COLORADO SERIES             GEORGIA SERIES         LOUISIANA SERIES
                      ---------------------------   -------------------------  -------------------------  -----------------------
                              YEAR ENDED                   YEAR ENDED                  YEAR ENDED               YEAR ENDED
                             SEPTEMBER 30,                SEPTEMBER 30,               SEPTEMBER 30,            SEPTEMBER 30,
                      ---------------------------   -------------------------  -------------------------   ------------------------
                         1997            1996          1997            1996       1997          1996        1997             1996
                      -----------     -----------   ----------       --------  -----------   ---------     --------      -----------
Sale of shares:
  Class A ..........      401,292       787,838       146,785     186,485       513,632       278,594     181,700       289,128
  Class D ..........       61,208       122,738         4,493       7,709       133,099       125,912      16,439        11,771
Shares issued
in payment
of dividends:
  Class A ..........      343,369       362,598       188,633     200,194       200,681       221,658     179,244       201,153
  Class D ..........       13,912         7,360           860         799         9,380         9,793       1,120         1,298
Exchanged from
associated Funds:
  Class A ..........      672,956     3,977,611       345,869     197,002        28,040        36,617       2,599           559
  Class D ..........    4,606,174     1,084,989         1,897         258         5,782         1,004        --            --
Shares issued
in payment of
gain distributions:
  Class A ..........         --            --            --          --          17,674        38,308      63,776        38,670
  Class D ..........         --            --            --          --             792         1,739         426           374
                       ----------    ----------    ----------    --------    ----------    ----------    --------    ----------
Total ..............    6,098,911     6,343,134       688,537     592,447       909,080       713,625     445,304       542,953
                       ----------    ----------    ----------    --------    ----------    ----------    --------    ----------
Shares repurchased:
  Class A ..........   (1,389,619)   (1,709,147)     (821,576)   (766,043)     (881,743)   (1,294,735)   (642,677)   (1,076,395)
  Class D ..........      (75,516)      (42,115)       (6,235)       (139)      (94,407)      (53,212)     (4,237)      (22,258)
Exchanged into
associated Funds:
  Class A ..........     (679,856)   (4,341,083)     (345,924)   (142,468)     (123,961)     (185,879)     (8,595)      (56,582)
  Class D ..........   (4,948,529)     (706,332)       (4,012)       --         (25,271)      (55,816)       --            (657)
                       ----------    ----------    ----------    --------    ----------    ----------    --------    ----------
Total ..............   (7,093,520)   (6,798,677)   (1,177,747)   (908,650)   (1,125,382)   (1,589,642)   (655,509)   (1,155,892)
                       ----------    ----------    ----------    --------    ----------    ----------    --------    ----------
Decrease in shares .     (994,609)     (455,543)     (489,210)   (316,203)     (216,302)     (876,017)   (210,205)     (612,939)
                       ==========    ==========    ==========    ========    ==========    ==========    ========    ==========






                               MARYLAND SERIES          MASSACHUSETTS SERIES            MICHIGAN SERIES          MINNESOTA SERIES
                           ------------------------  ---------------------------  -------------------------   ----------------------
                                 YEAR ENDED                  YEAR ENDED                   YEAR ENDED                YEAR ENDED
                                SEPTEMBER 30,               SEPTEMBER 30,                SEPTEMBER 30,             SEPTEMBER 30,
                           ------------------------  -------------------------    -------------------------   ----------------------
                            1997          1996       1997            1996        1997          1996         1997          1996
                           ---------   ---------    ---------     -----------   ---------   ---------     ---------     --------
Sale of shares:
  Class A ..............    178,081     251,027       308,839       420,626       596,810       590,794       706,910       662,567
  Class D ..............     63,517     187,262        36,578        84,893        83,579        75,571        17,609        45,645
Shares issued
in payment
of dividends:
  Class A ..............    192,610     203,932       420,799       439,779       529,332       577,449       569,754       622,155
  Class D ..............      8,633       5,928         3,981         4,303         5,592         5,165         7,244         9,641
Exchanged from
associated Funds:
  Class A ..............     77,084     138,972     1,523,024       598,715     1,080,365       261,523        46,568        63,682
  Class D ..............       --          --           1,134        23,224        30,637        24,587        11,509         6,252
Shares issued in
payment of gain
distributions:
  Class A ..............     25,571      21,748        98,428       142,832       139,825       222,433          --          34,629
  Class D ..............      1,259         429         1,232         1,238         1,654         2,476          --             597
                           --------    --------    ----------    ----------    ----------    ----------    ----------    ----------
Total ..................    546,755     809,298     2,394,015     1,715,610     2,467,794     1,759,998     1,359,594     1,445,168
                           --------    --------    ----------    ----------    ----------    ----------    ----------    ----------
Shares repurchased:
  Class A ..............   (674,114)   (777,341)   (1,413,634)   (1,532,595)   (1,886,059)   (1,562,041)   (1,868,498)   (1,744,913)
  Class D ..............    (63,960)    (15,227)      (65,121)      (29,941)      (65,355)      (43,655)      (65,288)      (65,660)
Exchanged into
associated Funds:
  Class A ..............   (112,466)   (144,008)   (1,175,580)     (700,147)   (1,297,651)     (314,340)     (258,689)     (183,451)
  Class D ..............    (12,507)     (1,335)       (1,133)      (17,262)      (17,125)      (25,575)       (5,099)      (17,466)
                           --------    --------    ----------    ----------    ----------    ----------    ----------    ----------
Total ..................   (863,047)   (937,911)   (2,655,468)   (2,279,945)   (3,266,190)   (1,945,611)   (2,197,574)   (2,011,490)
                           --------    --------    ----------    ----------    ----------    ----------    ----------    ----------
Decrease in shares .....   (316,292)   (128,613)     (261,453)     (564,335)     (798,396)     (185,613)     (837,980)     (566,322)
                           ========    ========    ==========    ==========    ==========    ==========    ==========    ==========


================================================================================
NOTES TO FINANCIAL STATEMENTS

                               MISSOURI SERIES               NEW YORK SERIES              OHIO SERIES              OREGON SERIES
                          --------------------------   --------------------------  ------------------------  ----------------------
                                 YEAR ENDED                    YEAR ENDED                 YEAR ENDED                YEAR ENDED
                                SEPTEMBER 30,                 SEPTEMBER 30,              SEPTEMBER 30,             SEPTEMBER 30,
                          --------------------------   --------------------------  ------------------------  ----------------------
                            1997          1996           1997          1996         1997          1996        1997          1996
                          ----------   -----------    -----------   ---------    ----------    ---------    ----------     ---------
Sale of shares:
  Class A ..............    722,053     336,439       486,564       420,183       441,039       556,577       262,547       449,036
  Class D ..............      5,024      45,866        52,683        51,905        43,216        42,516        66,778        53,330
Shares issued in
payment of
dividends:
  Class A ..............    161,292     170,657       300,867       311,826       626,911       676,616       222,418       250,740
  Class D ..............      1,973       2,059         4,524         3,961         4,687         4,228         5,646         6,750
Exchanged from
associated Funds:
  Class A ..............     31,545      11,737       540,465       396,166       106,616       115,979         7,803        72,458
  Class D ..............         13       5,683         1,501        22,805         1,906           522        13,881         2,730
Shares issued in
payment of gain
distributions:
  Class A ..............     46,125      40,153        20,729          --         131,276        73,144        30,287         6,052
  Class D ..............        688         342           316          --             934           399           813           175
                           --------    --------    ----------    ----------    ----------    ----------    ----------    ----------
Total ..................    968,713     612,936     1,407,649     1,206,846     1,356,585     1,469,981       610,173       841,271
                           --------    --------    ----------    ----------    ----------    ----------    ----------    ----------
Shares repurchased:
  Class A ..............   (553,544)   (626,785)   (1,191,908)   (1,161,173)   (2,310,439)   (1,993,888)     (900,692)     (932,734)
  Class D ..............    (15,067)    (40,183)       (8,476)      (31,991)      (26,589)       (2,985)      (68,686)      (39,953)
Exchanged into
associated Funds:
  Class A ..............   (131,979)   (102,871)     (442,854)     (273,410)     (184,026)     (354,919)     (104,744)     (122,134)
  Class D ..............     (5,250)     (7,345)       (5,338)      (14,800)       (7,441)       (1,268)       (6,685)      (16,869)
                           --------    --------    ----------    ----------    ----------    ----------    ----------    ----------
Total ..................   (705,840)   (777,184)   (1,648,576)   (1,481,374)   (2,528,495)   (2,353,060)   (1,080,807)   (1,111,690)
                           --------    --------    ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease)
  in shares ............    262,873    (164,248)     (240,927)     (274,528)   (1,171,910)     (883,079)     (470,634)     (270,419)
                           ========    ========    ==========    ==========    ==========    ==========    ==========    ==========




                                                     SOUTH CAROLINA SERIES
                                                 -----------------------------
                                                          YEAR ENDED
                                                         SEPTEMBER 30,
                                                 -----------------------------
                                                     1997              1996
                                                  -----------       -----------


SALE OF SHARES:
  Class A .....................................      572,615           909,638
  Class D .....................................      156,977           179,334
Shares issued in payment of dividends:
  Class A .....................................      380,701           412,361
  Class D .....................................       13,850            10,618
Exchanged from associated Funds:
  Class A .....................................       47,863           104,833
  Class D .....................................        3,643              --
Shares issued in payment of gain
  distributions:
  Class A .....................................      161,652            24,100
  Class D .....................................        5,056               607
                                                  ----------        ----------
Total .........................................    1,342,357         1,641,491
                                                  ----------        ----------
Shares repurchased:
  Class A .....................................   (2,018,325)       (1,840,951)
  Class D .....................................      (53,697)          (65,796)
Exchanged into associated Funds:
  Class A .....................................     (170,000)         (308,319)
  Class D .....................................      (13,276)           (2,110)
                                                  ----------        ----------
Total .........................................   (2,255,298)       (2,217,176)
                                                  ----------        ----------
Decrease in shares ............................     (912,941)         (575,685)
                                                  ==========        ==========

================================================================================
FINANCIAL HIGHLIGHTS


     The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of each Class, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

     "Total return based on net asset value" measures each Class's performance assuming that investors purchased shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. Total returns for periods of less than one year are not annualized.




NATIONAL SERIES                                          CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   ------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
Beginning Of Period                $7.70      $7.58      $7.18        $8.72      $8.07      $7.70      $7.57     $7.18    $8.20
                                    -----     -----       -----       -----      -----       -----      -----    -----     -----
Net investment income               0.39       0.40       0.40         0.41       0.45       0.32       0.33      0.32     0.22
Net realized and unrealized
investment gain (loss)              0.31       0.12       0.40        (1.04)      0.78       0.32       0.13      0.39    (1.02)
                                    -----     -----       -----       -----      -----       -----      -----    -----     -----
Increase (Decrease) From
Investment Operations               0.70       0.52       0.80        (0.63)      1.23       0.64       0.46      0.71    (0.80)
Dividends paid or declared         (0.39)     (0.40)     (0.40)       (0.41)     (0.45)     (0.32)     (0.33)    (0.32)   (0.22)
Distributions
from net gain realized              --         --         --          (0.50)     (0.13)        --         --        --       --
                                    -----     -----       -----       -----      -----       -----      -----    -----     -----
Net Increase (Decrease)
In Net Asset Value                  0.31       0.12       0.40        (1.54)      0.65       0.32       0.13      0.39    (1.02)
                                    -----     -----       -----       -----      -----       -----      -----    -----     -----
Net Asset Value,
End of Period                      $8.01      $7.70      $7.58        $7.18      $8.72      $8.02      $7.70     $7.57    $7.18
                                    =====     =====       =====       =====      =====       =====      =====    =====     =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                 9.40%     6.97%      11.48%      (7.83)%     16.00%      8.56%      6.13%    10.17%  (9.96)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average
net assets                          0.84%     0.80%       0.86%        0.85%      0.86%      1.75%      1.67%     1.95%    1.76%+
Net investment income to
average net assets                  5.05%     5.19%       5.46%        5.30%      5.49%      4.15%      4.27%     4.40%    4.37%+
Portfolio turnover                 20.63%    33.99%      24.91%       24.86%     72.68%     20.63%     33.99%    24.91%   24.86%++
Net Assets, End of Period
(000s omitted)                    $97,481   $98,767    $104,184     $111,374   $136,394     $2,279     $4,826    $1,215    $446
------------
See footnotes on page 57.


================================================================================
FINANCIAL HIGHLIGHTS


COLORADO SERIES                                          CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   ------
PER SHARE OPERATING
PERFORMANCE:
Net Asset Value,
Beginning of Period               $7.27      $7.30      $7.09       $7.76       $7.34      $7.27     $7.29      $7.09     $7.72
                                  -----     -----       -----      -----       -----       -----     -----     -----      -----
Net investment income              0.37       0.37       0.38        0.37        0.39       0.30      0.31       0.30      0.20
Net realized and unrealized
investment gain (loss)             0.15      (0.03)      0.21       (0.59)       0.49       0.15     (0.02)      0.20     (0.63)
                                  -----      -----       -----      -----       -----       -----     -----     -----      -----
Increase (Decrease)
from Investment
Operations                         0.52       0.34       0.59       (0.22)       0.88       0.45      0.29       0.50     (0.43)
Dividends paid or declared        (0.37)     (0.37)     (0.38)      (0.37)      (0.39)     (0.30)    (0.31)     (0.30)    (0.20)
Distributions from
net gain realized                   --         --         --       (0.08)      (0.07)        --        --         --        --
                                   -----     -----       -----      -----       -----       -----     -----     -----      -----
Net Increase (Decrease)
in Net Asset Value                 0.15      (0.03)      0.21       (0.67)       0.42       0.15     (0.02)      0.20     (0.63)
                                   -----     -----       -----      -----       -----       -----     -----     -----      -----
Net Asset Value, End of Period     $7.42      $7.27      $7.30       $7.09       $7.76      $7.42     $7.27      $7.29     $7.09
                                   =====     =====       =====      =====       =====       =====     =====     =====      =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                7.30%      4.76%      8.56%     (2.92)%      12.54%      6.34%     3.95%      7.26%   (5.73)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets     0.90%      0.85%      0.93%       0.86%       0.90%      1.81%     1.75%      2.02%     1.78%+
Net investment income
to average net assets              5.01%      5.07%      5.31%       5.06%       5.21%      4.10%     4.17%      4.23%     4.05%+
Portfolio turnover                 3.99%     12.39%     14.70%      10.07%      14.09%      3.99%    12.39%     14.70%    10.07%++
Net Assets, End of Period
(000s omitted)                   $49,780    $52,295    $54,858     $58,197     $67,912       $238      $255       $193       $96



GEORGIA SERIES                                           CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   ------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning
of Period                          $7.87      $7.81      $7.48       $8.43       $7.85      $7.88     $7.82      $7.49    $8.33
                                   -----     -----       -----      -----       -----       -----     -----     -----     -----
Net investment income               0.38       0.39       0.39        0.41        0.43       0.31      0.32       0.32     0.22
Net realized and unrealized
investment gain (loss)              0.28       0.11       0.43       (0.86)       0.62       0.28      0.11       0.43    (0.84)
                                   -----     -----       -----      -----       -----       -----     -----     -----     -----
Increase (Decrease) from
Investment Operations               0.66       0.50       0.82       (0.45)       1.05       0.59      0.43       0.75    (0.62)
Dividends paid or declared         (0.38)     (0.39)     (0.39)      (0.41)      (0.43)     (0.31)    (0.32)     (0.32)   (0.22)
Distributions from net gain
realized                           (0.03)     (0.05)     (0.10)      (0.09)      (0.04)     (0.03)    (0.05)     (0.10)      --
                                   -----     -----       -----      -----       -----       -----     -----     -----     -----
Net Increase (Decrease) in
Net Asset Value                     0.25       0.06       0.33       (0.95)       0.58       0.25      0.06       0.33    (0.84)
                                   -----     -----       -----      -----       -----       -----     -----     -----     -----
Net Asset Value, End of Period     $8.12      $7.87      $7.81       $7.48       $8.43      $8.13     $7.88      $7.82    $7.49
                                   =====     =====       =====      =====       =====       =====     =====     =====     =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                 8.65%      6.56%     11.66%     (5.52)%      13.96%      7.67%     5.60%     10.58%  (7.57)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets      0.89%      0.83%      0.91%       0.73%       0.63%      1.79%     1.73%      1.90%    1.76%+
Net investment income to average
net assets                          4.82%      4.94%      5.26%       5.21%       5.34%      3.92%     4.03%      4.28%    4.28%+
Portfolio turnover                 12.28%     16.24%      3.36%      19.34%      12.45%     12.28%    16.24%      3.36%   19.34%++
Net Assets, End of Period
(000s omitted)                    $50,614    $50,995    $57,678     $61,466     $64,650     $2,640    $2,327     $2,079     $849
Without management fee waiver:*
  Net investment income per
   share                                                 $0.39       $0.40       $0.40                           $0.31    $0.21
  Ratios:
  Expenses to average net assets                          0.96%       0.93%       0.93%                           1.95%    1.90%+
  Net investment income to
  average net assets                                      5.21%       5.01%       5.04%                           4.23%    4.15%+

------------
See footnotes on page 57.


================================================================================
FINANCIAL HIGHLIGHTS

LOUISIANA SERIES                                         CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of
Period                             $8.16      $8.14       $7.94      $8.79       $8.38      $8.16     $8.14      $7.94    $8.73
                                   -----     -----        -----     -----       -----       -----     -----     -----     -----
Net investment income               0.41       0.42        0.43       0.44        0.46       0.34      0.35       0.35     0.24
Net realized and unrealized
investment gain (loss)              0.23       0.08        0.34      (0.77)       0.51       0.22      0.08       0.34    (0.79)
                                   -----     -----        -----     -----       -----       -----     -----     -----     -----
Increase (Decrease) from
Investment Operations               0.64       0.50        0.77      (0.33)       0.97       0.56      0.43       0.69    (0.55)
Dividends paid or declared         (0.41)     (0.42)      (0.43)     (0.44)      (0.46)     (0.34)    (0.35)     (0.35)   (0.24)
Distributions from net gain
realized                           (0.11)     (0.06)      (0.14)     (0.08)      (0.10)     (0.11)    (0.06)     (0.14)      --
                                    -----     -----        -----     -----       -----       -----     -----     -----     -----
Net Increase (Decrease) in
Net Asset Value                     0.12       0.02        0.20      (0.85)       0.41       0.11      0.02       0.20    (0.79)
                                   -----     -----        -----     -----       -----       -----     -----     -----     -----
Net Asset Value, End of Period     $8.28      $8.16       $8.14      $7.94       $8.79      $8.27     $8.16      $8.14    $7.94
                                   =====     =====        =====     =====       =====       =====     =====     =====     =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                 8.17%      6.32%      10.30%    (3.83)%      12.10%      7.07%     5.37%      9.17%  (6.45)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets      0.86%      0.82%       0.89%      0.87%       0.87%      1.76%     1.72%      1.91%    1.78%+
Net investment income to
average net assets                  5.08%      5.15%       5.44%      5.31%       5.40%      4.18%     4.25%      4.41%    4.33%+
Portfolio turnover                 16.08%     10.08%       4.82%     17.16%       9.21%     16.08%    10.08%      4.82%   17.16%++
Net Assets, End of Period
(000s omitted)                    $56,199    $57,264     $61,988    $61,441     $67,529       $509      $389       $465     $704

MARYLAND SERIES                                          CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of
Period                             $7.99      $7.96      $7.71       $8.64      $8.15      $7.99      $7.97      $7.72    $8.46
                                   -----      -----      -----       -----      -----      -----      -----      -----    -----
Net investment income               0.40       0.40       0.41        0.42       0.44       0.33       0.33       0.33     0.23
Net realized and unrealized
investment gain (loss)              0.19       0.06       0.38       (0.76)      0.59       0.20       0.05       0.38    (0.74)
                                   -----      -----      -----       -----      -----      -----      -----      -----    -----
Increase (Decrease) from
Investment Operations               0.59       0.46       0.79       (0.34)      1.03       0.53       0.38       0.71    (0.51)
Dividends paid or declared         (0.40)     (0.40)     (0.41)      (0.42)     (0.44)     (0.33)     (0.33)     (0.33)   (0.23)
Distributions from net gain
realized                           (0.04)     (0.03)     (0.13)      (0.17)     (0.10)     (0.04)     (0.03)     (0.13)      --
                                   -----      -----      -----       -----      -----      -----      -----      -----    -----
Net Increase (Decrease) in
Net Asset Value                     0.15       0.03       0.25       (0.93)      0.49       0.16       0.02       0.25    (0.74)
                                   -----      -----      -----       -----      -----      -----      -----      -----    -----
Net Asset Value, End of
Period                             $8.14      $7.99      $7.96       $7.71      $8.64      $8.15      $7.99      $7.97    $7.72
                                   =====      =====      =====       =====      =====      =====      =====      =====    =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                 7.64%      6.00%     10.90%     (4.08)%     13.23%      6.80%      4.91%      9.75%  (6.21)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets      0.90%      0.84%      0.96%       0.92%      0.97%      1.81%      1.72%      2.02%    1.80%+
Net investment income to
average net assets                  4.99%      5.05%      5.31%       5.17%      5.28%      4.08%      4.14%      4.27%    4.26%+
Portfolio turnover                 14.79%      5.56%      3.63%      17.68%     14.10%     14.79%      5.56%      3.63%   17.68%++
Net Assets, End of Period
(000s omitted)                    $52,549    $54,041    $56,290     $57,263    $64,472     $2,063     $2,047       $630     $424


------------
See footnotes on page 57.

================================================================================
FINANCIAL HIGHLIGHTS


MASSACHUSETTS SERIES                                      CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of
Period                             $7.85     $7.91       $7.66       $8.54       $8.06      $7.84     $7.90      $7.66     $8.33
                                   -----     -----       -----       -----       -----      -----     -----      -----     -----
Net investment income               0.40      0.41        0.42        0.44        0.47       0.33      0.34       0.34      0.24
Net realized and unrealized
investment gain (loss)              0.22      0.05        0.28       (0.67)       0.55       0.23      0.05       0.27     (0.67)
                                   -----     -----       -----       -----       -----      -----     -----      -----     -----
Increase (Decrease) from
Investment Operations               0.62      0.46        0.70       (0.23)       1.02       0.56      0.39       0.61     (0.43)
Dividends paid or declared         (0.40)    (0.41)      (0.42)      (0.44)      (0.47)     (0.33)    (0.34)     (0.34)    (0.24)
Distributions from net gain
realized                           (0.08)    (0.11)      (0.03)      (0.21)      (0.07)     (0.08)    (0.11)     (0.03)       --
                                   -----     -----       -----       -----       -----      -----     -----      -----     -----
Net Increase (Decrease) in
Net Asset Value                     0.14     (0.06)       0.25       (0.88)       0.48       0.15     (0.06)      0.24     (0.67)
                                   -----     -----       -----       -----       -----      -----     -----      -----     -----
Net Asset Value, End of Period     $7.99     $7.85       $7.91       $7.66       $8.54      $7.99     $7.84      $7.90     $7.66
                                   =====     =====       =====       =====       =====      =====     =====      =====     =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                8.11%     5.97%       9.58%     (2.94)%      13.18%      7.29%     5.01%      8.33%   (5.34)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets      0.84%     0.80%       0.86%       0.85%       0.88%      1.74%     1.70%      1.95%     1.78%+
Net investment income to
average net assets                  5.06%     5.24%       5.51%       5.46%       5.65%      4.16%     4.32%      4.47%     4.52%+
Portfolio turnover                 29.26%    26.30%      16.68%      12.44%      20.66%     29.26%    26.30%     16.68%    12.44%++
Net Assets, End of Period
(000s omitted)                   $110,011  $109,872    $115,711    $120,149    $139,504     $1,245    $1,405       $809    $1,099



MICHIGAN SERIES                                          CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of
Period                             $8.46      $8.54      $8.28      $9.08        $8.68      $8.45     $8.54      $8.28    $9.01
                                   -----      -----      -----      -----        -----      -----     -----      -----    -----
Net investment income               0.43       0.45       0.46       0.46         0.47       0.36      0.37       0.37     0.25
Net realized and unrealized
investment gain (loss)              0.23       0.06       0.30      (0.71)        0.59       0.23      0.05       0.30    (0.73)
                                   -----      -----      -----      -----        -----      -----     -----      -----    -----
Increase (Decrease) from
Investment Operations               0.66       0.51       0.76      (0.25)        1.06       0.59      0.42       0.67    (0.48)
Dividends paid or declared         (0.43)     (0.45)     (0.46)     (0.46)       (0.47)     (0.36)    (0.37)     (0.37)   (0.25)
Distributions from net gain
realized                           (0.09)     (0.14)     (0.04)     (0.09)       (0.19)     (0.09)    (0.14)     (0.04)      --
                                   -----      -----      -----      -----        -----      -----     -----      -----    -----
Net Increase (Decrease) in
Net Asset Value                     0.14      (0.08)      0.26      (0.80)        0.40       0.14     (0.09)      0.26    (0.73)
                                   -----      -----      -----      -----        -----      -----     -----      -----    -----
Net Asset Value, End of Period     $8.60      $8.46      $8.54      $8.28        $9.08      $8.59     $8.45      $8.54    $8.28
                                   =====      =====      =====      =====        =====      =====     =====      =====    =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                 8.16%      6.16%      9.56%    (2.90)%       12.97%      7.19%     5.09%      8.36%  (5.47)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets      0.81%      0.78%      0.87%      0.84%        0.83%      1.71%     1.68%      2.01%    1.75%+
Net investment income to
average net assets                  5.13%      5.29%      5.50%      5.32%        5.41%      4.23%     4.39%      4.40%    4.40%+
Portfolio turnover                 10.98%     19.62%     20.48%     10.06%        6.33%     10.98%    19.62%     20.48%   10.06%++
Net Assets, End of Period
(000s omitted)                   $143,370   $148,178   $151,589   $151,095     $164,638     $1,845    $1,486     $1,172     $671

------------
See footnotes on page 57.

================================================================================
FINANCIAL HIGHLIGHTS


MINNESOTA SERIES                                         CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of
Period                             $7.68      $7.82       $7.72      $8.28       $7.89      $7.68     $7.82      $7.73     $8.22
                                   -----      -----       -----      -----       -----      -----     -----      -----     -----

Net investment income              0.40       0.42        0.45       0.45        0.47       0.33      0.35       0.38       0.25
Net realized and unrealized
investment gain (loss)             0.11      (0.12)       0.11      (0.44)       0.51       0.11     (0.12)      0.10      (0.49)
                                   -----      -----       -----      -----       -----      -----     -----      -----     -----
Increase (Decrease) from
Investment Operations              0.51       0.30        0.56       0.01        0.98       0.44      0.23       0.48      (0.24)
Dividends paid or declared        (0.40)     (0.42)      (0.45)     (0.45)      (0.47)     (0.33)    (0.35)     (0.38)     (0.25)
Distributions from net gain
realized                             --      (0.02)      (0.01)     (0.12)      (0.12)        --     (0.02)     (0.01)       --
                                   -----      -----       -----      -----       -----      -----     -----      -----     -----
Net Increase (Decrease) in
Net Asset Value                    0.11      (0.14)       0.10      (0.56)       0.39       0.11     (0.14)      0.09      (0.49)
                                   -----      -----       -----      -----       -----      -----     -----      -----     -----
Net Asset Value, End of Period    $7.79      $7.68       $7.82      $7.72       $8.28      $7.79     $7.68      $7.82      $7.73
                                   =====     =====        =====     =====       =====       =====     =====     =====      =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                6.85%      3.99%       7.61%      0.12%      13.06%      5.89%     3.06%      6.45%     (3.08)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets     0.85%      0.81%       0.87%      0.85%       0.90%      1.75%     1.71%      1.85%      1.74%+
Net investment income to
average net assets                 5.21%      5.47%       5.89%      5.70%       5.89%      4.31%     4.57%      4.92%      4.68%+
Portfolio turnover                 6.88%     26.89%       5.57%      3.30%       5.73%      6.88%    26.89%      5.57%      3.30%++
Net Assets, End of Period
(000s omitted)                  $121,674   $126,173    $132,716   $134,990    $144,600     $1,799    $2,036     $2,237     $1,649


MISSOURI SERIES                                          CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of
Period                              $7.71     $7.70       $7.41      $8.31      $7.80       $7.72     $7.70     $7.41     $8.20
                                    -----     -----       -----      -----      -----       -----     -----     -----     -----
Net investment income                0.38      0.39        0.40       0.40       0.42        0.31      0.32      0.32      0.22
Net realized and unrealized
investment gain (loss)              0.19       0.08       0.36       (0.79)      0.57       0.18      0.09       0.36     (0.79)
                                    -----     -----       -----      -----      -----       -----     -----     -----     -----
Increase (Decrease) from
Investment Operations               0.57       0.47       0.76       (0.39)      0.99       0.49      0.41       0.68     (0.57)
Dividends paid or declared         (0.38)     (0.39)     (0.40)      (0.40)     (0.42)     (0.31)    (0.32)     (0.32)    (0.22)
Distributions from net gain
realized                           (0.08)     (0.07)     (0.07)      (0.11)     (0.06)     (0.08)    (0.07)     (0.07)      --
                                    -----     -----       -----      -----      -----       -----     -----     -----     -----
Net Increase (Decrease) in
Net Asset Value                     0.11       0.01       0.29       (0.90)      0.51       0.10      0.02       0.29     (0.79)
                                    -----     -----       -----      -----      -----       -----     -----     -----     -----
Net Asset Value, End of Period     $7.82      $7.71      $7.70       $7.41      $8.31      $7.82     $7.72      $7.70     $7.41
                                   =====      =====      =====       =====      =====      =====     =====      =====     =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                 7.70%      6.27%     10.67%     (4.85)%     13.17%      6.60%     5.46%      9.49%  (7.16)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets      0.89%      0.86%      0.88%       0.74%      0.71%      1.80%     1.76%      1.98%    1.70%+
Net investment income to
average net assets                  4.93%      5.03%      5.31%       5.18%      5.29%      4.02%     4.13%      4.23%    4.27%+
Portfolio turnover                  6.47%      8.04%      3.88%      14.33%     17.03%      6.47%     8.04%      3.88%   14.33%++
Net Assets, End of Period
(000s omitted)                    $52,766    $49,941    $51,169     $52,621    $56,861       $474      $565       $515     $350
Without management fee waiver:*
  Net investment income per share                        $0.39       $0.39      $0.41                           $0.32    $0.22
  Ratios:
  Expenses to average net assets                         0.93%       0.88%      0.91%                           2.03%    1.80%+
  Net investment income to
  average net assets                                     5.26%       5.04%      5.09%                           4.18%    4.17%+

------------
See footnotes on page 57.

================================================================================
FINANCIAL HIGHLIGHTS


NEWYORK SERIES                                           CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of
Period                             $7.98      $7.86       $7.67      $8.75       $8.13      $7.98     $7.87      $7.67    $8.55
                                   -----      -----       -----      -----       -----      -----     -----      -----    -----
Net investment income               0.41       0.42        0.42       0.43        0.45       0.34      0.34       0.34     0.23
Net realized and unrealized
investment gain (loss)              0.32       0.12        0.36      (0.88)       0.74       0.33      0.11       0.37    (0.88)
                                   -----      -----       -----      -----       -----      -----     -----      -----    -----
Increase (Decrease) from
Investment Operations               0.73       0.54        0.78      (0.45)       1.19       0.67      0.45       0.71    (0.65)
Dividends paid or declared         (0.41)     (0.42)      (0.42)     (0.43)      (0.45)     (0.34)    (0.34)     (0.34)   (0.23)
Distributions from net gain
realized                           (0.02)        --       (0.17)     (0.20)      (0.12)     (0.02)       --      (0.17)      --
                                   -----      -----       -----      -----       -----      -----     -----      -----    -----
Net Increase (Decrease) in
Net Asset Value                     0.30       0.12        0.19      (1.08)       0.62       0.31      0.11       0.20    (0.88)
                                   -----      -----       -----      -----       -----      -----     -----      -----    -----
Net Asset Value, End of
Period                             $8.28      $7.98       $7.86      $7.67       $8.75      $8.29     $7.98      $7.87    $7.67
                                   =====      =====       =====      =====       =====      =====     =====      =====    =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                 9.45%      6.97%      10.93%    (5.37)%      15.26%      8.60%     5.86%      9.87%  (7.73)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets      0.82%      0.77%       0.88%      0.87%       0.94%      1.73%     1.68%      1.96%    1.81%+
Net investment income to
average net assets                  5.09%      5.24%       5.52%      5.31%       5.37%      4.18%     4.33%      4.42%    4.39%+
Portfolio turnover                 23.83%     25.88%      34.05%     28.19%      27.90%     23.83%    25.88%     34.05%   28.19%++
Net Assets, End of Period
(000s omitted)                    $83,528    $82,719     $83,980    $90,914    $104,685     $1,572    $1,152       $885     $476

OHIO SERIES                                             CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of
Period                             $8.09      $8.11       $7.90      $8.77       $8.28      $8.13      $8.15     $7.92    $8.61
                                   -----      -----       -----      -----       -----      -----      -----     -----    -----
Net investment income               0.42       0.43        0.44       0.44        0.46       0.35      0.36       0.36     0.24
Net realized and unrealized
investment gain (loss)              0.17       0.02        0.28      (0.70)       0.56       0.17      0.02       0.30    (0.69)
                                   -----      -----       -----      -----       -----      -----      -----     -----    -----
Increase (Decrease) from
Investment Operations               0.59       0.45        0.72      (0.26)       1.02       0.52      0.38       0.66    (0.45)
Dividends paid or declared         (0.42)     (0.43)      (0.44)     (0.44)      (0.46)     (0.35)    (0.36)     (0.36)   (0.24)
Distributions from net gain
realized                           (0.07)     (0.04)      (0.07)     (0.17)      (0.07)     (0.07)    (0.04)     (0.07)      --
                                   -----      -----       -----      -----       -----      -----      -----     -----    -----
Net Increase (Decrease) in
Net Asset Value                     0.10      (0.02)       0.21      (0.87)       0.49       0.10     (0.02)      0.23    (0.69)
                                   -----      -----       -----      -----       -----      -----      -----     -----    -----
Net Asset Value, End of
Period                             $8.19      $8.09       $8.11      $7.90       $8.77      $8.23     $8.13      $8.15    $7.92
                                   =====      =====       =====      =====       =====      =====     =====      =====    =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                 7.54%      5.68%       9.59%    (3.08)%      12.81%      6.57%     4.74%      8.67%  (5.36)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets      0.81%      0.77%       0.84%      0.84%       0.85%      1.71%     1.67%      1.93%    1.78%+
Net investment income to
average net assets                  5.19%      5.32%       5.56%      5.34%       5.44%      4.29%     4.42%      4.48%    4.41%+
Portfolio turnover                 11.76%     12.90%       2.96%      9.37%      30.68%     11.76%    12.90%      2.96%    9.37%++
Net Assets, End of Period
(000s omitted)                   $154,419   $162,243    $170,191   $171,469    $190,083     $1,160    $1,011       $660     $324

------------
See footnotes on page 57.

================================================================================
FINANCIAL HIGHLIGHTS


OREGON SERIES                                            CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of
Period                              $7.65      $7.66     $7.43       $8.08       $7.60      $7.64     $7.65      $7.43     $8.02
                                    -----      -----     -----       -----       -----      -----     -----      -----     -----
Net investment income                0.38       0.40      0.40        0.40        0.42       0.31      0.33       0.33      0.22
Net realized and unrealized
investment gain (loss)              0.26         --       0.25       (0.59)       0.48       0.27        --       0.24     (0.59)
                                    -----      -----     -----       -----       -----      -----     -----      -----     -----
Increase (Decrease) from
Investment Operations               0.64       0.40       0.65       (0.19)       0.90       0.58      0.33       0.57     (0.37)
Dividends paid or declared         (0.38)     (0.40)     (0.40)      (0.40)      (0.42)     (0.31)    (0.33)     (0.33)    (0.22)
Distributions from net gain
realized                           (0.04)     (0.01)     (0.02)      (0.06)         --      (0.04)    (0.01)     (0.02)       --
                                    -----      -----     -----       -----       -----      -----     -----      -----     -----
Net Increase (Decrease) in
Net Asset Value                     0.22      (0.01)      0.23       (0.65)       0.48       0.23     (0.01)      0.22     (0.59)
                                   -----      -----      -----       -----       -----      -----     -----      -----     -----
Net Asset Value, End of Period     $7.87      $7.65      $7.66       $7.43       $8.08      $7.87     $7.64      $7.65     $7.43
                                   =====      =====      =====       =====       =====      =====     =====      =====     =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                8.60%      5.27%      9.05%     (2.38)%       12.21%      7.77%     4.33%      7.86%   (4.76)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets     0.90%      0.86%      0.86%       0.78%        0.78%     1.80%     1.76%      1.83%     1.72%+
Net investment income to
average net assets                 4.88%      5.18%      5.40%       5.20%        5.35%     3.98%     4.28%      4.41%     4.32%+
Portfolio turnover                19.46%     28.65%      2.47%       9.43%        8.08%    19.46%    28.65%      2.47%     9.43%++
Net Assets, End of Period
(000s omitted)                   $55,239    $57,345    $59,549     $59,884      $62,095    $1,678    $1,540     $1,495      $843
Without management fee waiver:*
  Net investment income per share                        $0.40       $0.39        $0.41                          $0.33     $0.22
  Ratios:
  Expenses to average net assets                         0.91%       0.89%        0.93%                          1.88%     1.82%+
  Net investment income to aver
  net assets                                             5.35%       5.09%        5.20%                          4.36%     4.22%+




SOUTH CAROLINA SERIES                                    CLASS A                                           CLASS D
                                   ---------------------------------------------------       -----------------------------------
                                                                                                  YEAR ENDED             2/1/94**
                                                YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,            TO
                                   ---------------------------------------------------      -------------------------
                                    1997      1996        1995       1994        1993       1997      1996       1995    9/30/94
                                    -----     -----       -----      -----       -----      -----     -----      -----   -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of
Period                             $8.07      $7.97       $7.61      $8.52       $8.00      $8.06     $7.97      $7.61    $8.42
                                   -----      -----       -----      -----       -----      -----     -----      -----    -----
Net investment income               0.40       0.41        0.41       0.41        0.43       0.33      0.34       0.34     0.22
Net realized and unrealized
investment gain (loss)              0.22       0.12        0.37      (0.79)       0.54       0.23      0.11       0.37    (0.81)
                                   -----      -----       -----      -----       -----      -----     -----      -----    -----
Increase (Decrease) from
Investment Operations               0.62       0.53        0.78      (0.38)       0.97       0.56      0.45       0.71    (0.59)
Dividends paid or declared         (0.40)     (0.41)      (0.41)     (0.41)      (0.43)     (0.33)    (0.34)     (0.34)   (0.22)
Distributions from net gain
realized                           (0.13)     (0.02)      (0.01)     (0.12)      (0.02)     (0.13)    (0.02)     (0.01)      --
                                   -----      -----       -----      -----       -----      -----     -----      -----    -----
Net Increase (Decrease) in
Net Asset Value                     0.09       0.10        0.36      (0.91)       0.52       0.10      0.09       0.36    (0.81)
                                   -----      -----       -----      -----       -----      -----     -----      -----    -----
Net Asset Value, End of
Period                             $8.16      $8.07       $7.97      $7.61       $8.52      $8.16     $8.06      $7.97    $7.61
                                   =====      =====       =====      =====       =====      =====     =====      =====    =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                7.99%      6.82%      10.69%    (4.61)%      12.52%      7.15%     5.73%      9.63%  (7.14)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets      0.84%      0.80%       0.88%      0.83%       0.85%      1.75%     1.70%      1.85%    1.74%+
Net investment income to
average net assets                  5.04%      5.15%       5.38%      5.12%       5.19%      4.13%     4.25%      4.40%    4.29%+
Portfolio turnover                    --      20.66%       4.13%      1.81%      17.69%        --     20.66%      4.13%    1.81%++
Net Assets, End of Period
(000s omitted)                   $101,018   $108,163    $112,421    115,133    $120,589     $3,663    $2,714     $1,704   $1,478

-------------------
 * During the periods stated, the Manager, at its discretion, waived portions of its fees for the Georgia, Missouri, and Oregon Series.
** Commencement of offering of Class D shares.
 + Annualized.
++ For the year ended September 30, 1994.
See Notes to Financial Statements.

================================================================================
Report of Independent Auditors

--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN MUNICIPAL FUND SERIES, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Series of Seligman Municipal Fund Series, Inc. as of September 30, 1997, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each Series of Seligman Municipal Fund Series, Inc. as of September 30, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/DELOITTE & TOUCHE LLP
New York, New York
October 31, 1997

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BOARD OF DIRECTORS


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FRED E. BROWN
DIRECTOR EMERITUS
DIRECTOR AND CONSULTANT, J. & W. Seligman & Co. Incorporated

JOHN R. GALVIN 2
DEAN, Fletcher School of Law and Diplomacy
    at Tufts University
DIRECTOR, Raytheon Corporation
DIRECTOR, USLIFE Corporation

ALICE S. ILCHMAN 3
PRESIDENT, Sarah Lawrence College
TRUSTEE, Committee for Economic Development
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

JOHN E. MEROW
RETIRED CHAIRMAN AND SENIOR PARTNER,
    Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Aluminum Corporation

BETSY S. MICHEL 2
TRUSTEE, Geraldine R. Dodge Foundation
CHAIRMAN OF THE BOARD OF TRUSTEES, St. George's School

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD, J. & W. Seligman & Co. Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

JAMES C. PITNEY 3
RETIRED PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm

JAMES Q. RIORDAN 3
DIRECTOR, The Brooklyn Union Gas Company
TRUSTEE, Committee for Economic Development
DIRECTOR, Dow Jones & Co., Inc.
DIRECTOR, Public Broadcasting Service

RICHARD R. SCHMALTZ 1
MANAGING DIRECTOR, J. & W. Seligman & Co. Incorporated
TRUSTEE EMERITUS, Colby College

ROBERT L. SHAFER 3
RETIRED VICE PRESIDENT, Pfizer Inc.
DIRECTOR, USLIFE Corporation

JAMES N. WHITSON 2
EXECUTIVE VICE PRESIDENT AND DIRECTOR,
    Sammons Enterprises, Inc.
DIRECTOR, C-SPAN
DIRECTOR, Red Man Pipe and Supply Company

BRIAN T. ZINO 1
PRESIDENT

PRESIDENT, J. & W. SELIGMAN & CO. INCORPORATED
CHAIRMAN, Seligman Data Corp.

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Member: 1 Executive Committee
        2 Audit Committee
        3 Director Nominating Committee

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Executive Officers

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WILLIAM C. MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

THOMAS G. MOLES
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY
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FOR MORE INFORMATION

MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450  Shareholder Services
(800) 622-4597  24-Hour Automated
                Telephone Access
                Service

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Glossary of Financial Terms


CAPITAL GAIN DISTRIBUTION -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio. For tax purposes, these profits may be considered short-, mid-, or long-term capital gains and may be taxed at different rates.

CAPITAL APPRECIATION/DEPRECIATION -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will be based not on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES LOAD (CDSL) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSL expires after a fixed time period).

DIVIDEND -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -- A measurement of a fund's dividend as a percentage of the maximum offering price.

EXPENSE RATIO -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT   OBJECTIVE  --  The  shared  investment  goal  of  a  fund  and  its shareholders.

MANAGEMENT FEE -- The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE (OP) -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

PORTFOLIO TURNOVER -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, officers and directors, how shares are bought and redeemed, fund fees and other charges, and the fund's financial statements.

SEC YIELD -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -- Document that contains updated or more detailed information about a mutual fund and supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The AVERAGE ANNUAL TOTAL RETURN represents the average annual compounded rate of return for the periods presented.

YIELD ON SECURITIES -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

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Adapted from the Investment Company Institute's 1997 MUTUAL FUND
FACT BOOK.

                                                                              61
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                       Seligman Financial Services, Inc.
                                an affiliate of

                                     [LOGO]

                             J. & W. Seligman & Co.
                                  Incorporated
                                Established 1864
                      100 Park Avenue, New York, NY 10017

   This material is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Captial Stock of
   Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                [LOGO]
TEA2 9/97                                             Printed on Recycled Paper